UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/14

The following N-CSR relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, series of the Registrant with a fiscal year end of August 31. A separate N-CSR will be filed for that series as appropriate.

Dreyfus AMT-Free Municipal Reserves

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

 Dreyfus U.S. Treasury Reserves

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

AMT-Free

Municipal Reserves

SEMIANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
34	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free
Municipal Reserves

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Reserves, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and many states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus AMT-Free Municipal Reserves’ BASIC shares, Class B shares, Class R shares, and Investor shares each produced an annualized yield of 0.02%. Taking into consideration the effects of compounding, the fund’s BASIC shares, Class B shares, Class R shares, and Investor shares each produced annualized effective yields of 0.02% for the same period.1

Despite mounting evidence of a sustained U.S. economic recovery, the overnight federal funds rate was left unchanged near historical lows, and tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

A Sustained Economic Recovery Gained Traction

While yields of municipal money market securities remained anchored throughout the reporting period by an unchanged federal funds rate between 0% and 0.25%, most other financial assets were influenced by changing expectations of domestic economic growth. Over the final months of 2013, evidence of an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its quantitative easing program drove yields of 10-year U.S.Treasury securities above 3% for the first time in more than two years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, renewed economic concerns in January caused longer term bond yields to moderate when some of the world’s emerging markets demonstrated greater-than-expected economic and political instability. Meanwhile, in the United States, the Fed’s new chairperson backed away from monetary policymakers’ previous employment and inflation targets, making it clear that short-term interest rates were likely to hover near historically low levels for some time to come.At the same time, unusually severe winter weather throughout much of the country dampened economic activity. In fact, the U.S. Department of Commerce estimated that U.S. GDP expanded at just a 0.01% rate over the first quarter of 2014 even as the unemployment rate continued to decline. Meanwhile, the Fed continued to implement gradual reductions in its bond buying programs.

The tax-exempt note market continues to experience strong investor demand for securities issued by municipalities.Tax-exempt securities have been relatively attractive compared to maturity equivalent taxable securities and have continued to be an alternative for crossover buyers. Separately managed accounts and intermediate bond funds continue to purchase short-term municipal securities as the yield curve overnight through three years is relatively flat.The yield on one-year tier one securities continues to post historical low levels. Robust investor demand forVRDN’s has kept yields on this sector steady. The SIFMA Index, a weekly high grade market index comprised of seven-day tax-exempt variable rate demand notes produced by Municipal Market Data group, has averaged 0.06% year to date.

Despite a bankruptcy filing by the city of Detroit over the summer of 2013 and media reports detailing Puerto Rico’s economic and fiscal woes in the fall, municipal credit quality generally continued to improve as higher tax revenues enabled most states and municipalities to achieve budget surpluses and replenish reserves.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range. Ongoing uncertainty regarding

4

potential changes to the regulations governing money market funds also contributed to relatively cautious investment postures.The fund was no exception, as we generally maintained its weighted average maturity in a position that was consistent with industry averages.

As always, well-researched credit selection remained paramount during the reporting period. We have continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Short-Term Rates Likely to Stay Low

The Fed made several modest cuts in its monthly bond purchases over the reporting period, marking the start of what is expected to be a series of measured reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain low for the foreseeable future. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

May 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Municipal securities holdings (as applicable), while rated in the highest rating category by one or more National Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.
Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Reserves from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Expenses paid per $1,000†	$.84	$.79	$.84	$.84
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Expenses paid per $1,000†	$.85	$.80	$.85	$.85
Ending value (after expenses)	$1,023.95	$1,024.00	$1,023.95	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .17% for Investor Shares, .16% for Class R Shares,
.17% for BASIC Shares and .17% for Class B Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.9%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth
Energy Cooperative Projects)
(LOC; National Rural Utilities
Cooperative Finance Corporation)	0.27	5/7/14	5,000,000	[a]	5,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.14	5/7/14	2,000,000	[a]	2,000,000
Arizona—4.1%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.23	5/7/14	555,000	[a]	555,000
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/14	575,000		586,502
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc.—
Drake Cement Project)
(LOC; Citibank NA)	0.15	5/7/14	8,550,000	[a]	8,550,000
Colorado—1.8%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country
Day School Project)
(LOC; Wells Fargo Bank)	0.23	5/7/14	1,425,000	[a,b]	1,425,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.28	5/7/14	855,000	[a,b]	855,000
Gateway Regional Metropolitan
District, Limited Tax Improvement
GO Notes, Refunding (LOC;
Wells Fargo Bank)	0.23	5/7/14	2,035,000	[a]	2,035,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—7.8%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.17	5/7/14	5,000,000	[a,b]	5,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wells Fargo Bank)	0.13	5/7/14	1,900,000	[a,b]	1,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children’s School Issue)
(LOC; JPMorgan Chase Bank)	0.17	5/7/14	5,625,000	[a,b]	5,625,000
Norwalk,
GO Notes, Refunding	5.00	7/1/14	500,000		503,936
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.17	5/7/14	5,485,000	[a]	5,485,000
District of Columbia—1.1%
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue (Eagle 2013-0012
Program) (Liquidity Facility;
Citibank NA)	0.15	5/7/14	2,500,000	[a,c,d]	2,500,000
Florida—7.7%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.28	5/7/14	730,000	[a,b]	730,000
Collier County Industrial
Development Authority, Revenue
(Redlands Christian Migrant
Association, Inc. Project)
(LOC; Bank of America)	0.23	5/7/14	2,945,000	[a]	2,945,000
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/14	1,375,000		1,388,635

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Hillsborough County,
IDR (The Museum of Science &
Industry and The Institute for
Business & Home Safety Project)
(LOC; Branch Banking
and Trust Co.)	0.15	5/7/14	1,215,000	[a]	1,215,000
Hillsborough County Industrial
Development Authority,
Revenue (Independent Day
School Project) (LOC;
Bank of America)	0.29	5/7/14	1,200,000	[a,b]	1,200,000
Jacksonville,
Educational Facilities
Revenue (Edward Waters
College Project) (LOC;
Wells Fargo Bank)	0.23	5/7/14	800,000	[a,b]	800,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo Bank)	0.23	5/7/14	1,115,000	[a,b]	1,115,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industries, Inc. Project)
(LOC; Wells Fargo Bank)	0.23	5/7/14	440,000	[a]	440,000
Palm Beach County,
Public Improvement Revenue
(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust (Series
DB-184) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.17	5/7/14	3,925,000	[a,c,d]	3,925,000
Sarasota County Health Facilities
Authority, Health Care
Facilities Revenue (Bay
Village of Sarasota, Inc.
Project) (LOC; Bank of America)	0.24	5/7/14	4,600,000	[a]	4,600,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—1.9%
Cobb County Development Authority,
Revenue (Dominion Christian
High School, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.16	5/7/14	2,590,000	[a,b]	2,590,000
Douglas County Development
Authority, Revenue (Colonial
Hills School Property, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.15	5/7/14	2,040,000	[a,b]	2,040,000
Illinois—4.2%
Illinois Educational Facilities
Authority, Revenue (The Lincoln
Park Society) (LOC; Citibank NA)	0.18	5/7/14	2,900,000	[a]	2,900,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.20	5/7/14	1,765,000	[a,b]	1,765,000
Illinois Finance Authority,
Revenue (Holy Family Ministries
Center) (LOC; PNC Bank NA)	0.17	5/7/14	2,665,000	[a]	2,665,000
Lake Villa,
Revenue (The Allendale
Association Project)
(LOC; Wells Fargo Bank)	0.16	5/7/14	2,760,000	[a]	2,760,000
Indiana—3.2%
East Porter County School Building
Corporation, First Mortgage
Bonds, Refunding (Deutsche
Bank Spears/Lifers Trust
Series DB-144) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.17	5/7/14	5,045,000	[a,b,c,d]	5,045,000
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	1.25	1/6/15	1,700,000		1,711,603
Indiana Municipal Power Agency,
Power Supply System Revenue,
Refunding (LOC; Citibank NA)	0.11	5/7/14	900,000	[a]	900,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa—.8%
Des Moines,
GO Notes, Refunding
(Capital Loan)	5.00	6/1/14	2,000,000		2,008,278
Kentucky—.2%
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.28	5/7/14	450,000	[a]	450,000
Louisiana—1.5%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.17	5/7/14	3,650,000	[a]	3,650,000
Maryland—4.5%
Baltimore County,
GO Notes, Refunding (Pension
Funding Bonds)	5.00	8/1/14	1,000,000		1,012,118
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.17	5/7/14	3,055,000	[a]	3,055,000
Harford County,
GO Notes (Consolidated
Public Improvement)	5.00	7/1/14	900,000		907,197
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project)
(LOC; Bank of America)	0.23	5/7/14	5,710,000	[a]	5,710,000
Minnesota—2.6%
Minneapolis,
MFHR (Saint Hedwig’s Assisted
Living Project) (LOC;
Wells Fargo Bank)	0.23	5/7/14	620,000	[a]	620,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minneapolis,
Nursing Home Revenue,
Refunding (Catholic Eldercare
Project) (LOC; Wells Fargo Bank)	0.23	5/7/14	535,000	[a]	535,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	1/1/15	3,300,000		3,316,557
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.23	5/7/14	1,600,000	[a]	1,600,000
Mississippi—.8%
Mississippi Business Finance
Corporation, Gulf
Opportunity Zone IDR
(Chevron U.S.A. Inc. Project)	0.07	5/1/14	2,000,000	[a]	2,000,000
Missouri—3.2%
Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.29	5/7/14	1,740,000	[a]	1,740,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.16	5/7/14	4,750,000	[a]	4,750,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.24	5/7/14	1,165,000	[a]	1,165,000
Nevada—1.9%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	1,200,000		1,203,299
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.25	5/7/14	3,400,000	[a,b,c,d]	3,400,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—3.2%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	2,308,000		2,321,468
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wells Fargo Bank)	0.23	5/7/14	1,195,000	[a,b]	1,195,000
North Wildwood,
GO Notes, BAN	1.00	8/27/14	4,000,000		4,003,970
New Mexico—1.0%
Santa Fe County,
Education Facility Revenue
(Archdiocese of Santa Fe
School Project)
(LOC; U.S. Bank NA)	0.27	5/7/14	2,400,000	[a,b]	2,400,000
New York—8.3%
Chappaqua Central School District,
GO Notes, TAN	1.00	6/27/14	4,000,000	[b]	4,003,099
East Rockaway Union Free School
District, GO Notes, TAN	1.25	6/20/14	1,000,000	[b]	1,000,886
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.17	5/7/14	7,780,000	[a]	7,780,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the
Upper West Side, Inc. Project)
(LOC; M&T Trust)	0.17	5/7/14	4,100,000	[a]	4,100,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	2,750,866	[b]	2,757,047
Ohio—3.0%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	2,500,000	[b]	2,510,832

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Public Facilities Commission,
Common Schools
GO Notes, Refunding	5.00	9/15/14	750,000		763,366
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Series)	3.00	6/1/14	500,000		501,186
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	3,300,000		3,312,470
Oklahoma—2.5%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank NA)	0.15	5/7/14	6,000,000	[a,c,d]	6,000,000
Pennsylvania—8.5%
Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy)
(LOC; PNC Bank NA)	0.14	5/7/14	1,695,000	[a,b]	1,695,000
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC;
U.S. Bank NA)	0.14	5/7/14	1,940,000	[a]	1,940,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.22	5/7/14	4,890,000	[a,b,c,d]	4,890,000
Erie County Hospital Authority,
Revenue (Mercy Terrace
Apartments Project)
(LOC; PNC Bank NA)	0.19	5/7/14	645,000	[a]	645,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates Project)
(LOC; Wells Fargo Bank)	0.30	5/7/14	360,000	[a]	360,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.19	5/7/14	800,000	[a,b]	800,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.19	5/7/14	900,000	[a]	900,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College Project)
(LOC; Wells Fargo Bank)	0.23	5/7/14	500,000	[a,b]	500,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank NA)	0.14	5/7/14	2,300,000	[a,b]	2,300,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project)
(LOC; Bank of America)	0.22	5/7/14	1,800,000	[a]	1,800,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Thomas
Jefferson University Hospital
Project) (LOC; TD Bank)	0.19	5/7/14	585,000	[a]	585,000
Tioga County Industrial
Development Authority, Student
Housing Revenue, BAN (Mansfield
Auxiliary Corporation Student
Housing Project at Mansfield
University of Pennsylvania)	1.00	3/13/15	1,000,000		1,006,254
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.22	5/7/14	2,725,000	[a]	2,725,000
South Carolina—.7%
South Carolina Jobs-Economic
Development Authority, EDR
(Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.17	5/7/14	1,230,000	[a]	1,230,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, EDR
(Carolina Children’s Home
Project) (LOC; Branch Banking
and Trust Co.)	0.15	5/7/14	530,000	[a]	530,000
Tennessee—.9%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.14	5/7/14	2,100,000	[a,b]	2,100,000
Texas—15.0%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural
Utilities Cooperative
Finance Corporation)	0.17	5/7/14	9,000,000	[a]	9,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	5/7/14	3,000,000	[a,b,c,d]	3,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-548) (Austin,
Revenue, Refunding (Town Lake
Park Community Events Center
Venue Project)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.17	5/7/14	5,065,000	[a,c,d]	5,065,000
Harris County,
GO Notes, Refunding
(Permanent Improvement)	5.75	10/1/14	500,000		511,663
Harris County Cultural Education
Facilities Finance Corporation, HR
(Texas Children’s Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity
Facility; Citibank NA)	0.18	5/7/14	5,250,000	[a,c,d]	5,250,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.60	7/15/14	4,900,000		4,900,000
Splendora Higher Education
Facilities Corporation, Revenue
(Fellowship Christian Academy
Project) (LOC; Bank of America)	0.23	5/7/14	3,700,000	[a,b]	3,700,000
Texas,
TRAN	2.00	8/28/14	4,000,000		4,023,482
Utah—.2%
Utah,
GO Notes, Refunding	5.00	7/1/14	465,000		468,650
Vermont—.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program)
(LOC; Wells Fargo Bank)	0.19	5/7/14	1,250,000	[a,b]	1,250,000
Washington—.6%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.20	5/7/14	1,400,000	[a]	1,400,000
Wisconsin—6.2%
Palmyra-Eagle Area School
District, Note Anticipation Notes	2.20	12/1/14	2,145,000	[b]	2,151,456
Wisconsin,
GO Notes	5.00	5/1/14	750,000		750,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.24	5/7/14	2,725,000	[a]	2,725,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.16	5/7/14	2,805,000	[a]	2,805,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(Shady Lane, Inc. Project)
(LOC; U.S. Bank NA)	0.15	5/7/14	3,400,000	[a]	3,400,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.24	5/7/14	825,000	[a]	825,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	2,000,000	[b]	2,006,828

Total Investments (cost $239,765,782)			100.8%		239,765,782
Liabilities, Less Cash and Receivables			(.8%)		(1,815,505)
Net Assets			100.0%		237,950,277

a Variable rate demand note—rate shown is the interest rate in effect at April 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At April 30, 2014, the fund had $71,750,148 or 30.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities amounted to $39,075,000 or 16.4% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	30.2	State/Territory	3.4
Industrial	15.1	Transportation Services	3.0
Health Care	10.2	Resource Recovery	2.0
Housing	8.7	Special Tax	.7
County	4.1	Pollution Control	.2
Utility-Electric	4.1	Other	11.9
City	3.7
Utility-Water and Sewer	3.5		100.8

† Based on net assets.
See notes to financial statements.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	239,765,782	239,765,782
Cash		237,185
Receivable for shares of Capital Stock redeemed		1,398,262
Interest receivable		432,360
		241,833,589
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		6,746
Payable for investment securities purchased		3,876,414
Payable for shares of Capital Stock redeemed		150
Dividend payable		2
		3,883,312
Net Assets ($)		237,950,277
Composition of Net Assets ($):
Paid-in capital		237,902,724
Accumulated net realized gain (loss) on investments		47,553
Net Assets ($)		237,950,277

Net Asset Value Per Share
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Investors Shares	21,727,608	30,956,771	13,999,684	171,266,214
Paid-in capital	21,724,089	30,946,941	13,997,410	171,235,997
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	228,645
Expenses:
Management fee—Note 2(a)	683,955
Distribution Plan fees (Investor Shares and Class B Shares)—Note 2(b)	251,960
Shareholder servicing costs (Class B Shares)—Note 2(c)	229,481
Directors’ fees—Note 2(a,d)	11,831
Total Expenses	1,177,227
Less—reduction in expenses due to undertaking—Note 2(a)	(936,802)
Less—Directors’ fees reimbursed by the Manager—Note 2(a)	(11,831)
Net Expenses	228,594
Investment Income—Net	51
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	17,339
Net Increase in Net Assets Resulting from Operations	17,390

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	51	112
Net realized gain (loss) on investments	17,339	32,445
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,390	32,557
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(4)	(9)
Class R Shares	(8)	(31)
BASIC Shares	(6)	—
Class B Shares	(33)	(72)
Total Dividends	(51)	(112)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	38,065,628	71,676,696
Class R Shares	123,844,380	216,681,901
BASIC Shares	5,742,823	16,447,341
Class B Shares	251,847,101	546,447,290
Dividends reinvested:
Investor Shares	4	9
Class R Shares	8	1
BASIC Shares	6	—
Class B Shares	33	72
Cost of shares redeemed:
Investor Shares	(40,130,924)	(75,514,245)
Class R Shares	(148,040,178)	(238,638,274)
BASIC Shares	(6,463,804)	(15,745,839)
Class B Shares	(262,378,779)	(613,631,961)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(37,513,702)	(92,277,009)
Total Increase (Decrease) in Net Assets	(37,496,363)	(92,244,564)
Net Assets ($):
Beginning of Period	275,446,640	367,691,204
End of Period	237,950,277	275,446,640

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2014				Year Ended October 31,
Investor Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.006
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.006)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[b]	.71		.71		.71		.71		.73
Ratio of net expenses
to average net assets	.17	[b]	.23		.28		.38		.45		.71
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.69
Net Assets, end of period
($ x 1,000)	21,728		23,792		27,625		30,764		40,202		54,974

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2014				Year Ended October 31,
Class R Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.008
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.008)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.00	[c]	.00	[c]	.00	[c]	.01		.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	[b]	.51		.51		.51		.51		.53
Ratio of net expenses
to average net assets	.16	[b]	.24		.29		.38		.45		.52
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.01		.78
Net Assets, end of period
($ x 1,000)	30,957		55,149		77,098		48,390		97,824		57,658

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

24

Six Months Ended
	April 30, 2014				Year Ended October 31,
BASIC Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.008
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.008)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.00	[c]	.00	[c]	.00	[c]	.01		.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	[b]	.51		.51		.51		.51		.53
Ratio of net expenses
to average net assets	.17	[b]	.23		.28		.38		.45		.52
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.01		.72
Net Assets, end of period
($ x 1,000)	14,000		14,720		14,017		26,003		32,297		50,418

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2014				Year Ended October 31,
Class B Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.004)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[b]	1.01		1.01		1.01		1.01		1.03
Ratio of net expenses
to average net assets	.17	[b]	.23		.29		.37		.45		.89
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.29
Net Assets, end of period
($ x 1,000)	171,266		181,787		248,951		229,126		227,987		296,029

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor, Class R, BASIC and Class B. Investor shares and Class B shares are offered primarily to clients of financial institutions that have entered into selling agreements with the Distributor, and bear a Distribution Plan fee. Class B shares also bear a Shareholder Services Plan fee. BASIC shares are offered to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

28

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	239,765,782
Level 3—Significant Unobservable Inputs	—
Total	239,765,782

†	See Statement of Investments for additional detailed categorizations.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $11,831.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking,

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounted to $59,915 for Investor shares, $90,395 for Class R shares, $22,875 for BASIC shares and $763,617 for Class B shares during the period ended April 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Investor shares are currently limited by the Board to .20%) attributable to Investor shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Investor shares and Class B shares. During the period ended April 30, 2014, Investor shares and Class B shares were charged $22,479 and $229,481, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets attributable to Class B shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended April 30, 2014, Class B shares were charged $229,481, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

32

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $70,871, Distribution Plan fees $40,729 and Shareholder Services Plan fees $36,993, which are offset against an expense reimbursement currently in effect in the amount of $141,847.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended April 30, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $21,320,000 and $75,725,000, respectively.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

34

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by only one or two basis points except in one period) the Performance Group medians and variously above, at or below (by one basis point) the Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fundís ìunitaryî fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians (lowest in the Expense Group) and the fund’s total

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

expenses were slightly above the Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and

36

(2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Boardís conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

38

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

BASIC S&P 500

Stock Index Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
S&P 500 Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC S&P 500 Stock Index Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus BASIC S&P 500 Stock Index Fund produced a total return of 8.26%.1 In comparison, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 8.35% for the same period.2,3

Despite anemic growth in the midst of harsh winter weather over the opening months of 2014, sustained improvement in U.S. economic conditions generally helped support stock market gains for the reporting period overall. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Stocks Advanced Despite Economic Uncertainty

Despite occasional bouts of weakness, stocks generally continued to climb over the reporting period during an economic recovery fueled by falling unemployment and low short-term interest rates.These factors proved especially supportive of stock prices over the final months of 2013, when the market rally was led by smaller, more speculative companies that tend to be more sensitive to changes in economic conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Market sentiment appeared to change in January 2014, when U.S. equities gave back some of their previous gains amid concerns about economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March and April when those worries proved to be overblown. Nonetheless, the U.S. Department of Commerce estimated that U.S. GDP grew at a very sluggish annualized rate of just 0.01% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Despite these troublesome economic developments, U.S. large-cap stocks generally posted solid gains for the reporting period. In fact, some broad measures of large-cap stock market performance either established or approached new record highs by the reporting period’s end.

Most Market Sectors Post Positive Absolute Returns

Of the 10 economic segments represented in the S&P 500 Index, only the telecommunications services sector lost a degree of value over the reporting period. Results were especially robust in the information technology, health care, and financials sectors.

Among technology companies, hardware producers benefited from a wave of upgrade activity after Microsoft ended support for its Windows XP operating system. Consumer electronics giant Apple rebounded from earlier weakness amid strong sales of its smartphones and streaming video device, as well as due to its growing presence in China and Japan. A number of software producers benefited from rising licensing revenue as more consumers and businesses migrated to cloud computing. In the health care sector, investors responded positively when a number of large pharmaceutical developers repositioned themselves strategically through the sales and purchases of various business units. New product launches and robust research-and-development activity also helped drive earnings of drug companies higher.

Banks in the financials sector experienced increases in deposits and lending volumes, as well as decreases in nonperforming loans, in the recovering U.S. economy. In the industrials sector, aerospace-and-defense contractors benefited from pent-up government demand after Congress passed a budget with increased allocations to defense spending.

4

Although disappointments proved relatively mild over the reporting period, the telecommunications services sector fell modestly due to intensifying competitive pressures affecting major telephone service providers. The consumer discretionary sector achieved a modest overall gain but lagged market averages due to weak sales during the winter and company-specific issues among specialty retailers and Internet catalog companies. In addition, automakers were hurt by a massive safety-related recall by General Motors.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that U.S. economic growth showed signs by the end of the reporting period of rebounding from previous weather-related weakness. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC S&P 500 Stock Index Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$1.03
Ending value (after expenses)	$1,082.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Automobiles & Components—1.1%
BorgWarner	26,846	1,668,210
Delphi Automotive	33,279	2,224,368
Ford Motor	466,632	7,536,107
General Motors	154,536	5,328,401
Goodyear Tire & Rubber	27,843	701,644
Harley-Davidson	27,082	2,002,443
Johnson Controls	79,196	3,574,907
		23,036,080
Banks—6.0%
Bank of America	1,258,697	19,056,673
BB&T	84,623	3,158,977
Citigroup	361,513	17,320,088
Comerica	21,783	1,050,812
Fifth Third Bancorp	103,572	2,134,619
Hudson City Bancorp	52,548	523,378
Huntington Bancshares	101,805	932,534
JPMorgan Chase & Co.	450,818	25,236,792
KeyCorp	109,353	1,491,575
M&T Bank	15,392	1,877,978
People’s United Financial	39,586	565,288
PNC Financial Services Group	63,578	5,343,095
Regions Financial	167,615	1,699,616
SunTrust Banks	64,075	2,451,509
U.S. Bancorp	217,892	8,885,636
Wells Fargo & Co.	570,088	28,299,168
Zions Bancorporation	21,781	629,907
		120,657,645
Capital Goods—8.0%
3M	75,017	10,434,115
Allegion	10,764	531,203
AMETEK	28,647	1,510,270
Boeing	81,485	10,513,195
Caterpillar	75,386	7,945,684
Cummins	20,996	3,167,247
Danaher	70,842	5,198,386
Deere & Co.	44,136	4,119,654

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares			Value ($)
Capital Goods (continued)
Dover	20,297			1,753,661
Eaton	55,935			4,063,118
Emerson Electric	83,448			5,689,485
Fastenal	32,010		[a]	1,603,061
Flowserve	17,005			1,242,215
Fluor	19,250			1,457,225
General Dynamics	38,758			4,242,063
General Electric	1,194,901			32,130,888
Honeywell International	93,025			8,642,023
Illinois Tool Works	46,670			3,977,684
Ingersoll-Rand	30,894			1,847,461
Jacobs Engineering Group	15,135	[b]		873,290
Joy Global	12,055	[a]		727,881
L-3 Communications Holdings	10,641			1,227,652
Lockheed Martin	32,141			5,275,624
Masco	42,392			851,655
Northrop Grumman	26,321			3,198,265
PACCAR	41,565			2,659,329
Pall	13,722			1,154,706
Parker Hannifin	17,589			2,231,692
Pentair	23,917			1,776,794
Precision Castparts	17,300			4,378,457
Quanta Services	24,953	[b]		880,342
Raytheon	37,514			3,581,837
Rockwell Automation	16,465			1,962,299
Rockwell Collins	16,868			1,309,800
Roper Industries	11,668			1,621,269
Snap-on	6,619			767,804
Stanley Black & Decker	18,966			1,628,990
Textron	32,250			1,319,025
United Technologies	100,247			11,862,228
W.W. Grainger	7,192			1,829,645
Xylem	21,103			793,262
				161,980,484

8

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services—.7%
ADT	23,724	[a]	717,414
Cintas	12,827		755,895
Dun & Bradstreet	4,530		501,743
Equifax	13,872		982,276
Iron Mountain	19,524		555,263
Nielsen Holdings	33,793		1,586,581
Pitney Bowes	21,944		588,099
Republic Services	32,030		1,123,933
Robert Half International	17,378		778,534
Stericycle	9,846	[b]	1,146,468
Tyco International	54,200		2,216,780
Waste Management	51,691		2,297,665
			13,250,651
Consumer Durables & Apparel—1.3%
Coach	33,343		1,488,765
D.R. Horton	33,154		738,671
Fossil Group	6,038	[b]	643,953
Garmin	14,560	[a]	831,376
Harman International Industries	8,355		915,792
Hasbro	13,725		758,444
Leggett & Platt	16,890		555,005
Lennar, Cl. A	20,914		807,071
Mattel	40,829		1,601,109
Michael Kors Holdings	21,147	[b]	1,928,606
Mohawk Industries	7,158	[b]	947,791
Newell Rubbermaid	34,607		1,042,017
NIKE, Cl. B	88,559		6,460,379
PulteGroup	40,604		746,708
PVH	9,580		1,202,961
Ralph Lauren	7,019		1,062,466
Under Armour, Cl. A	19,133	[b]	935,412
VF	41,304		2,523,261
Whirlpool	9,104		1,396,372
			26,586,159

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.7%
Carnival	51,656		2,030,597
Chipotle Mexican Grill	3,692	[b]	1,840,462
Darden Restaurants	14,738		732,626
Graham Holdings, Cl. B	577		387,300
H&R Block	33,985		965,854
International Game Technology	29,327		368,054
Marriott International, Cl. A	26,963		1,561,967
McDonald’s	117,905		11,953,209
Starbucks	89,309		6,307,002
Starwood Hotels & Resorts Worldwide	23,203	[c]	1,778,510
Wyndham Worldwide	15,762		1,124,461
Wynn Resorts	9,435		1,923,702
Yum! Brands	52,694		4,056,911
			35,030,655
Diversified Financials—4.9%
American Express	108,881		9,519,466
Ameriprise Financial	23,064		2,574,634
Bank of New York Mellon	136,298		4,616,413
Berkshire Hathaway, Cl. B	214,325	[b]	27,615,776
BlackRock	14,918		4,490,318
Capital One Financial	68,840		5,087,276
Charles Schwab	136,913		3,635,040
CME Group	37,352		2,629,207
Discover Financial Services	56,789		3,174,505
E*TRADE Financial	34,257	[b]	769,070
Franklin Resources	49,127		2,571,798
Goldman Sachs Group	49,953		7,983,488
IntercontinentalExchange Group	13,602		2,780,793
Invesco	52,665		1,854,335
Legg Mason	12,603		590,955
Leucadia National	37,099		946,766
McGraw-Hill Financial	32,377		2,393,632
Moody’s	22,787		1,788,780
Morgan Stanley	166,985		5,164,846
NASDAQ OMX Group	15,347		566,304
Navient	50,968		843,520

10

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Northern Trust	26,007		1,566,922
State Street	51,493		3,324,388
T. Rowe Price Group	30,517		2,506,361
			98,994,593
Energy—10.5%
Anadarko Petroleum	59,972		5,938,427
Apache	47,055		4,084,374
Baker Hughes	52,120		3,643,188
Cabot Oil & Gas	50,061		1,966,396
Cameron International	26,040	[b]	1,691,558
Chesapeake Energy	61,850		1,778,187
Chevron	227,352		28,537,223
ConocoPhillips	145,191		10,789,143
CONSOL Energy	25,957		1,155,346
Denbury Resources	45,194		760,163
Devon Energy	44,672		3,127,040
Diamond Offshore Drilling	8,445	[a]	461,181
Ensco, Cl. A	27,255		1,375,015
EOG Resources	64,700		6,340,600
EQT	17,783		1,938,169
Exxon Mobil	514,731		52,713,602
FMC Technologies	27,454	[b]	1,556,642
Halliburton	101,296		6,388,739
Helmerich & Payne	12,589		1,367,795
Hess	32,650		2,911,074
Kinder Morgan	79,708		2,603,263
Marathon Oil	82,894		2,996,618
Marathon Petroleum	35,693		3,317,664
Murphy Oil	20,595		1,306,341
Nabors Industries	33,364		851,449
National Oilwell Varco	50,509		3,966,472
Newfield Exploration	15,685	[b]	530,937
Noble	30,218		931,017
Noble Energy	42,315		3,037,371
Occidental Petroleum	95,068		9,102,761
ONEOK	24,650		1,558,373

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Peabody Energy	30,917		587,732
Phillips 66	70,042		5,828,895
Pioneer Natural Resources	16,882		3,262,784
QEP Resources	20,932		642,403
Range Resources	19,391		1,753,916
Rowan, Cl. A	14,825		458,389
Schlumberger	155,725		15,813,874
Southwestern Energy	41,363	[b]	1,980,460
Spectra Energy	79,116		3,141,696
Tesoro	15,735		885,723
Transocean	39,718	[a]	1,710,654
Valero Energy	63,502		3,630,409
Williams	81,472		3,435,674
			211,858,737
Food & Staples Retailing—2.4%
Costco Wholesale	52,348		6,055,617
CVS Caremark	141,111		10,261,592
Kroger	61,715		2,841,359
Safeway	28,419		967,951
Sysco	70,150		2,555,565
Wal-Mart Stores	192,622		15,353,900
Walgreen	104,069		7,066,285
Whole Foods Market	44,092		2,191,372
			47,293,641
Food, Beverage & Tobacco—5.3%
Altria Group	237,137		9,511,565
Archer-Daniels-Midland	77,420		3,385,577
Beam	19,688		1,643,357
Brown-Forman, Cl. B	19,233		1,725,585
Campbell Soup	20,204		919,080
Coca-Cola	450,139		18,361,170
Coca-Cola Enterprises	28,643		1,301,538
ConAgra Foods	48,439		1,477,874
Constellation Brands, Cl. A	19,625	[b]	1,566,860
Dr. Pepper Snapple Group	23,611		1,308,522
General Mills	75,190		3,986,574

12

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Hershey	17,514		1,685,547
Hormel Foods	15,995		762,802
J.M. Smucker	12,425		1,201,249
Kellogg	30,469		2,036,243
Keurig Green Mountain	15,223		1,426,091
Kraft Foods Group	70,986		4,036,264
Lorillard	43,246		2,569,677
McCormick & Co.	15,589		1,109,937
Mead Johnson Nutrition	23,994		2,117,710
Molson Coors Brewing, Cl. B	18,440		1,105,847
Mondelez International, Cl. A	202,899		7,233,349
Monster Beverage	16,080	[b]	1,076,717
PepsiCo	181,778		15,612,912
Philip Morris International	188,820		16,130,893
Reynolds American	37,170		2,097,503
Tyson Foods, Cl. A	32,214		1,352,022
			106,742,465
Health Care Equipment & Services—4.1%
Abbott Laboratories	183,279		7,100,228
Aetna	43,569		3,113,005
AmerisourceBergen	27,001		1,759,925
Baxter International	64,520		4,696,411
Becton Dickinson & Co.	22,782		2,575,049
Boston Scientific	156,472	[b]	1,973,112
C.R. Bard	9,230		1,267,556
Cardinal Health	40,402		2,808,343
CareFusion	25,858	[b]	1,010,013
Cerner	34,549	[b]	1,772,364
Cigna	32,772		2,623,071
Covidien	53,770		3,831,112
DaVita HealthCare Partners	20,220	[b]	1,401,246
DENTSPLY International	17,007		759,022
Edwards Lifesciences	12,830	[b]	1,045,260
Express Scripts Holding	92,655	[b]	6,168,970
Humana	18,393		2,018,632
Intuitive Surgical	4,513	[b]	1,632,352

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Laboratory Corp. of America Holdings	10,680	[b]	1,054,116
McKesson	27,222		4,605,690
Medtronic	118,170		6,950,759
Patterson	10,299		419,169
Quest Diagnostics	17,251		964,848
St. Jude Medical	34,576		2,194,539
Stryker	35,085		2,727,859
Tenet Healthcare	12,298	[b]	554,394
UnitedHealth Group	117,885		8,846,090
Varian Medical Systems	12,929	[b]	1,028,502
WellPoint	33,742		3,397,145
Zimmer Holdings	20,407		1,975,398
			82,274,180
Household & Personal Products—2.1%
Avon Products	51,305		783,940
Clorox	15,558		1,411,111
Colgate-Palmolive	103,842		6,988,567
Estee Lauder, Cl. A	30,270		2,196,694
Kimberly-Clark	45,735		5,133,754
Procter & Gamble	322,192		26,596,950
			43,111,016
Insurance—2.9%
ACE	40,000		4,092,800
Aflac	54,354		3,409,083
Allstate	53,351		3,038,339
American International Group	174,665		9,279,951
Aon	35,693		3,029,622
Assurant	9,250		623,542
Chubb	29,324		2,700,154
Cincinnati Financial	17,374		846,809
Genworth Financial, Cl. A	58,319	[b]	1,040,994
Hartford Financial Services Group	53,878		1,932,604
Lincoln National	32,081		1,556,249
Loews	36,952		1,624,779
Marsh & McLennan	64,107		3,161,116
MetLife	133,760		7,002,336

14

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Principal Financial Group	32,278		1,511,902
Progressive	66,421		1,610,709
Prudential Financial	54,771		4,418,924
Torchmark	10,615		846,016
Travelers	42,034		3,807,440
Unum Group	31,247		1,038,025
XL Group	34,854		1,092,673
			57,664,067
Materials—3.5%
Air Products & Chemicals	24,786		2,912,851
Airgas	7,861		835,310
Alcoa	126,325		1,701,598
Allegheny Technologies	12,571		517,925
Avery Dennison	11,634		566,110
Ball	16,816		944,891
Bemis	11,735		472,216
CF Industries Holdings	6,634		1,626,458
Dow Chemical	144,743		7,222,676
E.I. du Pont de Nemours & Co.	110,362		7,429,570
Eastman Chemical	18,345		1,599,134
Ecolab	32,121		3,361,141
FMC	16,578		1,276,506
Freeport-McMoRan Copper & Gold	122,430		4,207,919
International Flavors & Fragrances	9,383		924,413
International Paper	52,596		2,453,603
LyondellBasell Industries, Cl. A	51,789		4,790,482
MeadWestvaco	20,559		803,240
Monsanto	62,332		6,900,152
Mosaic	40,281		2,015,661
Newmont Mining	58,768		1,459,209
Nucor	37,445		1,937,779
Owens-Illinois	19,539	[b]	620,949
PPG Industries	16,520		3,198,602
Praxair	35,010		4,570,556
Sealed Air	22,804		782,405
Sherwin-Williams	10,240		2,046,362

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sigma-Aldrich	13,946		1,341,745
United States Steel	17,089	[a]	444,656
Vulcan Materials	15,256		984,470
			69,948,589
Media—3.5%
Cablevision Systems (NY Group), Cl. A	25,198		420,807
CBS, Cl. B	66,648		3,849,588
Comcast, Cl. A	309,834		16,037,008
DIRECTV	56,520	[b]	4,385,952
Discovery Communications, Cl. A	26,542	[b]	2,014,538
Gannett	26,545		721,228
Interpublic Group of Cos	49,143		856,071
News Corp., Cl. A	58,962	[b]	1,003,533
Omnicom Group	30,865		2,088,943
Scripps Networks Interactive, Cl. A	12,937		971,181
Time Warner	106,351		7,068,087
Time Warner Cable	33,420		4,727,593
Twenty-First Century Fox, Cl. A	232,616		7,448,364
Viacom, Cl. B	48,073		4,085,244
Walt Disney	193,732		15,370,697
			71,048,834
Pharmaceuticals, Biotech &
Life Sciences—9.0%
AbbVie	188,544		9,819,372
Actavis	20,522	[b]	4,193,260
Agilent Technologies	39,202		2,118,476
Alexion Pharmaceuticals	23,549	[b]	3,725,452
Allergan	35,112		5,822,974
Amgen	89,886		10,044,760
Biogen Idec	28,012	[b]	8,042,805
Bristol-Myers Squibb	195,730		9,804,116
Celgene	48,724	[b]	7,162,915
Eli Lilly & Co.	117,869		6,966,058
Forest Laboratories	27,779	[b]	2,553,168
Gilead Sciences	183,135	[b]	14,374,266
Hospira	19,197	[b]	879,223

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Johnson & Johnson	336,794		34,113,864
Merck & Co.	350,085		20,500,978
Mylan	44,449	[b]	2,257,120
PerkinElmer	13,446		564,329
Perrigo Company	15,752		2,281,835
Pfizer	760,555		23,790,160
Regeneron Pharmaceuticals	9,306	[b]	2,762,858
Thermo Fisher Scientific	46,978		5,355,492
Vertex Pharmaceuticals	28,064	[b]	1,899,933
Waters	10,541	[b]	1,038,710
Zoetis	59,206		1,791,574
			181,863,698
Real Estate—2.2%
American Tower	46,315	[c]	3,868,229
Apartment Investment & Management, Cl. A	17,296	[c]	533,236
AvalonBay Communities	14,370	[c]	1,962,223
Boston Properties	17,823	[c]	2,087,786
CBRE Group, Cl. A	32,881	[b]	875,950
Crown Castle International	38,977		2,834,797
Equity Residential	39,680	[c]	2,358,579
Essex Property Trust	7,323	[c]	1,268,783
General Growth Properties	62,321	[c]	1,431,513
HCP	53,558	[c]	2,241,938
Health Care	34,203	[c]	2,157,867
Host Hotels & Resorts	88,036	[c]	1,888,372
Kimco Realty	46,712	[c]	1,070,639
Macerich	16,207	[c]	1,051,996
Plum Creek Timber	20,946	[c]	913,246
Prologis	58,864	[c]	2,391,644
Public Storage	16,907	[c]	2,967,348
Simon Property Group	37,412	[c]	6,479,758
Ventas	34,373	[c]	2,271,368
Vornado Realty Trust	20,732	[c]	2,127,103
Weyerhaeuser	69,131	[c]	2,063,560
			44,845,935

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—4.1%
Amazon.com	44,287	[b]	13,469,005
AutoNation	7,596	[b]	402,512
AutoZone	4,036	[b]	2,154,780
Bed Bath & Beyond	25,945	[b]	1,611,963
Best Buy	31,613		819,725
CarMax	26,157	[b]	1,145,153
Dollar General	35,652	[b]	2,012,199
Dollar Tree	24,677	[b]	1,284,931
Expedia	12,708		902,141
Family Dollar Stores	11,526		677,152
GameStop, Cl. A	13,864	[a]	550,124
Gap	32,700		1,285,110
Genuine Parts	18,200		1,585,584
Home Depot	166,935		13,273,002
Kohl’s	24,194		1,325,589
L Brands	28,996		1,571,583
Lowe’s	124,615		5,721,075
Macy’s	44,585		2,560,517
Netflix	7,120	[b]	2,292,925
Nordstrom	17,109		1,048,440
O’Reilly Automotive	12,698	[b]	1,889,335
PetSmart	12,770	[a]	864,274
Priceline Group	6,207	[b]	7,186,154
Ross Stores	25,658		1,746,797
Staples	80,915	[a]	1,011,438
Target	74,772		4,617,171
The TJX Companies	85,033		4,947,220
Tiffany & Co.	13,049		1,141,657
Tractor Supply	16,543		1,112,351
TripAdvisor	12,972	[b]	1,047,359
Urban Outfitters	12,189	[b]	434,599
			81,691,865

18

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—2.1%
Altera	38,073		1,238,134
Analog Devices	36,854		1,890,242
Applied Materials	144,148		2,747,461
Broadcom, Cl. A	65,116		2,006,224
First Solar	7,860	[b]	530,471
Intel	591,940		15,798,879
KLA-Tencor	19,075		1,220,609
Lam Research	19,271		1,110,202
Linear Technology	27,568		1,226,776
LSI	65,425		728,835
Microchip Technology	23,308	[a]	1,108,062
Micron Technology	124,625	[b]	3,255,205
NVIDIA	66,423	[a]	1,226,833
Texas Instruments	129,240		5,873,958
Xilinx	31,787		1,500,029
			41,461,920
Software & Services—10.0%
Accenture, Cl. A	75,364		6,045,700
Adobe Systems	55,367	[b]	3,415,590
Akamai Technologies	21,702	[b]	1,151,725
Alliance Data Systems	6,325	[b]	1,530,017
Autodesk	26,652	[b]	1,279,829
Automatic Data Processing	57,568		4,488,001
CA	38,153		1,149,931
Citrix Systems	22,162	[b]	1,314,428
Cognizant Technology Solutions, Cl. A	72,307	[b]	3,463,867
Computer Sciences	17,417		1,030,738
eBay	138,718	[b]	7,189,754
Electronic Arts	37,761	[b]	1,068,636
Facebook, Cl. A	203,315	[b]	12,154,171
Fidelity National Information Services	34,295		1,832,382

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Fiserv	30,391	[b]	1,847,165
Google, Cl. A	33,606	[b]	17,975,177
Google, Cl. C	33,606	[b]	17,698,936
International Business Machines	116,857		22,958,895
Intuit	33,775		2,558,456
MasterCard, Cl. A	121,580		8,942,209
Microsoft	900,354		36,374,302
Oracle	412,573		16,865,984
Paychex	38,542		1,611,441
Red Hat	23,012	[b]	1,119,534
salesforce.com	66,810	[b]	3,450,737
Symantec	82,359		1,670,241
Teradata	20,080	[b]	912,837
Total System Services	19,647		624,185
VeriSign	16,017	[b]	755,682
Visa, Cl. A	60,365		12,230,553
Western Union	67,229		1,066,924
Xerox	137,309		1,660,066
Yahoo!	111,846	[b]	4,020,864
			201,458,957
Technology Hardware & Equipment—6.4%
Amphenol, Cl. A	18,906		1,802,687
Apple	106,234		62,687,621
Cisco Systems	614,849		14,209,160
Corning	166,158		3,474,364
EMC	241,372		6,227,398
F5 Networks	9,355	[b]	983,865
FLIR Systems	17,366		591,139
Harris	13,485		991,417
Hewlett-Packard	225,968		7,470,502
Jabil Circuit	21,618		373,127
Juniper Networks	60,670	[b]	1,497,942
Motorola Solutions	26,983		1,715,579
NetApp	39,611		1,410,548
QUALCOMM	201,334		15,846,999
SanDisk	26,786		2,276,006

20

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Seagate Technology	39,128		2,057,350
TE Connectivity	48,834		2,880,229
Western Digital	25,243		2,224,666
			128,720,599
Telecommunication Services—2.4%
AT&T	620,257		22,143,175
CenturyLink	68,978		2,408,022
Frontier Communications	114,186	[a]	679,407
Verizon Communications	493,014		23,038,544
Windstream Holdings	66,812	[a]	605,985
			48,875,133
Transportation—2.0%
C.H. Robinson Worldwide	18,709		1,101,960
CSX	121,787		3,436,829
Delta Air Lines	100,044		3,684,621
Expeditors International of Washington	24,246		999,905
FedEx	33,064		4,504,970
Kansas City Southern	12,986		1,310,028
Norfolk Southern	36,625		3,462,161
Ryder System	6,138		504,421
Southwest Airlines	86,057		2,079,998
Union Pacific	54,210		10,323,210
United Parcel Service, Cl. B	84,732		8,346,102
			39,754,205
Utilities—3.1%
AES	75,233		1,087,117
AGL Resources	13,307		718,578
Ameren	27,739		1,145,898
American Electric Power	57,477		3,092,837
CenterPoint Energy	51,142		1,266,276
CMS Energy	31,410		952,037
Consolidated Edison	34,123		1,980,158
Dominion Resources	68,787		4,989,809
DTE Energy	20,359		1,590,852
Duke Energy	83,405		6,212,838
Edison International	38,466		2,175,637

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Entergy	20,595		1,493,137
Exelon	102,066		3,575,372
FirstEnergy	49,606		1,674,202
Integrys Energy Group	9,114		558,506
NextEra Energy	51,830		5,175,226
NiSource	36,590		1,328,949
Northeast Utilities	36,358		1,718,279
NRG Energy	38,114		1,247,090
Pepco Holdings	27,662		740,235
PG&E	53,237		2,426,542
Pinnacle West Capital	12,506		699,711
PPL	74,783		2,493,265
Public Service Enterprise Group	59,704		2,446,073
SCANA	16,492		885,291
Sempra Energy	26,683		2,631,211
Southern	104,489		4,788,731
TECO Energy	25,479		457,603
Wisconsin Energy	27,099	[a]	1,313,760
Xcel Energy	57,610		1,836,031
			62,701,251
Total Common Stocks
(cost $1,230,835,935)			2,000,851,359
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 6/26/14
(cost $844,959)	845,000	[d]	844,990

Other Investment—.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,000,011)	13,000,011	[e]	13,000,011

22

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $8,621,252)	8,621,252 [e]	8,621,252
Total Investments (cost $1,253,302,157)	100.4%	2,023,317,612
Liabilities, Less Cash and Receivables	(.4%)	(8,098,388)
Net Assets	100.0%	2,015,219,224

a Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was $10,813,276 and the value of the collateral held by the fund was $10,979,948, consisting of cash collateral of $8,621,252 and
U.S. Government and Agency securities valued at $2,358,696.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.5	Insurance	2.9
Software & Services	10.0	Food & Staples Retailing	2.4
Pharmaceuticals,		Telecommunication Services	2.4
Biotech & Life Sciences	9.0	Real Estate	2.2
Capital Goods	8.0	Household & Personal Products	2.1
Technology Hardware & Equipment	6.4	Semiconductors &
Banks	6.0	Semiconductor Equipment	2.1
Food, Beverage & Tobacco	5.3	Transportation	2.0
Diversified Financials	4.9	Consumer Services	1.7
Health Care Equipment & Services	4.1	Consumer Durables & Apparel	1.3
Retailing	4.1	Automobiles & Components	1.1
Materials	3.5	Short-Term/Money Market Investments	1.1
Media	3.5	Commercial & Professional Services	.7
Utilities	3.1		100.4

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	187	17,558,365	June 2014	196,544

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,813,276)—Note 1(b):
Unaffiliated issuers	1,231,680,894	2,001,696,349
Affiliated issuers	21,621,263	21,621,263
Cash		1,867,240
Dividends and securities lending income receivable		1,854,625
Receivable for investment securities sold		1,357,882
Receivable for shares of Capital Stock subscribed		351,679
Receivable for futures variation margin—Note 4		55,297
Other assets		19,793
		2,028,824,128
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		316,663
Liability for securities on loan—Note 1(b)		8,621,252
Payable for shares of Capital Stock redeemed		2,885,097
Payable for investment securities purchased		1,778,174
Accrued expenses		3,718
		13,604,904
Net Assets ($)		2,015,219,224
Composition of Net Assets ($):
Paid-in capital		1,252,848,347
Accumulated undistributed investment income—net		11,100,812
Accumulated net realized gain (loss) on investments		(18,941,934)
Accumulated net unrealized appreciation (depreciation)
on investments (including $196,544 net unrealized
appreciation on financial futures)		770,211,999
Net Assets ($)		2,015,219,224
Shares Outstanding
(150 millon shares of $.001 par value Capital Stock authorized)		51,951,798
Net Asset Value, offering and redemption price per share ($)		38.79

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,625 foreign taxes witheld at source):
Unaffiliated issuers	19,762,517
Affiliated issuers	13,283
Income from securities lending—Note 1(b)	22,107
Interest	441
Total Income	19,798,348
Expenses:
Management fee—Note 3(a)	1,952,218
Directors’ fees—Note 3(a,b)	94,722
Loan commitment fees—Note 2	7,689
Total Expenses	2,054,629
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(94,722)
Net Expenses	1,959,907
Investment Income—Net	17,838,441
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(880,047)
Net realized gain (loss) on financial futures	5,977,051
Net Realized Gain (Loss)	5,097,004
Net unrealized appreciation (depreciation) on investments	134,355,015
Net unrealized appreciation (depreciation) on financial futures	(1,645,974)
Net Unrealized Appreciation (Depreciation)	132,709,041
Net Realized and Unrealized Gain (Loss) on Investments	137,806,045
Net Increase in Net Assets Resulting from Operations	155,644,486

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	17,838,441	31,717,838
Net realized gain (loss) on investments	5,097,004	8,894,098
Net unrealized appreciation
(depreciation) on investments	132,709,041	332,071,802
Net Increase (Decrease) in Net Assets
Resulting from Operations	155,644,486	372,683,738
Dividends to Shareholders from ($):
Investment income—net	(16,928,762)	(29,508,079)
Net realized gain on investments	(1,397,375)	—
Total Dividends	(18,326,137)	(29,508,079)
Capital Stock Transactions ($):
Net proceeds from shares sold	268,436,241	580,773,076
Dividends reinvested	14,569,807	24,806,123
Cost of shares redeemed	(273,936,160)	(449,157,920)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	9,069,888	156,421,279
Total Increase (Decrease) in Net Assets	146,388,237	499,596,938
Net Assets ($):
Beginning of Period	1,868,830,987	1,369,234,049
End of Period	2,015,219,224	1,868,830,987
Undistributed investment income—net	11,100,812	10,191,133
Capital Share Transactions (Shares):
Shares sold	7,175,160	17,725,183
Shares issued for dividends reinvested	393,323	795,878
Shares redeemed	(7,279,027)	(13,980,478)
Net Increase (Decrease) in Shares Outstanding	289,456	4,540,583

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
(Unaudited)			2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	36.17		29.06	25.75	24.29	21.26	20.18
Investment Operations:
Investment income—net[a]	.34		.65	.55	.48	.43	.44
Net realized and unrealized
gain (loss) on investments	2.63		7.08	3.27	1.45	3.02	1.42
Total from
Investment Operations	2.97		7.73	3.82	1.93	3.45	1.86
Distributions:
Dividends from
investment income—net	(.32)		(.62)	(.51)	(.47)	(.42)	(.46)
Dividends from net realized
gain on investments	(.03)		—	—	—	—	(.32)
Total Distributions	(.35)		(.62)	(.51)	(.47)	(.42)	(.78)
Net asset value,
end of period	38.79		36.17	29.06	25.75	24.29	21.26
Total Return (%)	8.26	[b]	26.96	15.00	7.94	16.39	9.84
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.21	[c]	.21	.21	.21	.21	.21
Ratio of net expenses
to average net assets	.20	[c]	.20	.20	.20	.20	.20
Ratio of net investment
income to average
net assets	1.83	[c]	2.01	1.97	1.84	1.85	2.38
Portfolio Turnover Rate	1.44	[b]	3.45	3.28	2.12	7.64	4.99
Net Assets, end of period
($ x 1,000)	2,015,219		1,868,831	1,369,234	1,115,441	923,496	855,312

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series including the fund.The fund’s investment objective seeks to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price.

30

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,997,547,738	—	—	1,997,547,738
Equity Securities—
Foreign
Common Stocks†	3,303,621	—	—	3,303,621
Mutual Funds	21,621,263	—	—	21,621,263
U.S. Treasury	—	844,990	—	844,990
Other Financial
Instruments:
Financial Futures††	196,544	—	—	196,544

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

32

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of New York Mellon earned $6,242 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	51,700,177	114,739,267	153,439,433	13,000,011.7
Dreyfus
Institutional
Cash
Advantage
Fund	6,186,032	39,097,677	36,662,457	8,621,252.4
Total	57,886,209	153,836,944	190,101,890	21,621,263	1.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

34

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $29,508,079. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee And Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, fees and expenses of non-interested Directors (including

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $94,722.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $327,852, which are offset against an expense reimbursement currently in effect in the amount of $11,189.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2014, amounted to $84,332,440 and $27,810,257, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is

36

subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	40,446,459

At April 30, 2014, accumulated net unrealized appreciation on investments was $770,015,455, consisting of $814,443,304 gross unrealized appreciation and $44,427,849 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two-step transaction with shares being repurchased byTribune in a tender offer in June 2007 (“Step One”) and in a go-private merger in December 2007 (“Step Two”). In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in var-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ious courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the LBO. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the

38

Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014.As of June 2, 2014, the Second Circuit had not yet set a date for oral argument.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiff’s reponse brief is due on June 23, 2014, and the reply brief, if any, is due on July 3, 2014. No date for oral argument has been scheduled, as of June 2, 2014. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

As of June 2, 2014, no answers to the Fifth Amended Complaint in the FitzSimons case may be filed.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

40

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, ranking in the first quartile of the Performance Universe for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

42

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 45

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Bond Market
Index Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
60	TBA Sale Commitments
61	Statement of Assets and Liabilities
62	Statement of Operations
63	Statement of Changes in Net Assets
65	Financial Highlights
67	Notes to Financial Statements
76	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Bond Market Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s quantitative easing program, yields subsequently moderated due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather. As a result, Treasury yields ended the reporting period close to where they began. Corporate-backed bonds and other higher yielding market sectors fared better as underlying credit fundamentals improved in the recovering economy.

We believe that the domestic and global economic recoveries are likely to persist, led by the United States and other developed markets. Such a development could cause long-term interest rates to rise from current levels. However, our portfolio managers have continued to identify pockets of opportunity in areas of the bond market that may have been mispriced. In our judgment, extensive and professional research may be the best way to identify the potential opportunities. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Nancy G. Rogers, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Bond Market Index Fund’s Investor shares produced a total return of 1.56%, and its BASIC shares produced a total return of 1.69%.1 In comparison, the Barclays U.S.Aggregate Bond Index (the “Index”) achieved a total return of 1.74% for the same period.2

Yield differences narrowed moderately along the U.S. bond market’s maturity range as U.S. economic growth slowed due, in part, to harsh winter weather.The difference in returns between the fund and the Index was primarily the result of transaction costs and other operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index.To pursue this goal, the fund normally invests at least 80% of its assets in bonds that are included in the Index.To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

While the fund seeks to mirror the returns of the Index, it does not hold the same number of bonds. Instead, the fund holds approximately 1,700 securities as compared to approximately 8,000 securities in the Index.The fund’s average duration—a measure of sensitivity to changing interest rates—generally remains neutral to the Index. As of April 30, 2014, the average duration of the fund was approximately 5.6 years.

Economic Uncertainties Drove Fixed Income Markets

U.S. fixed-income securities were influenced during the reporting period by changing expectations of domestic economic growth. Over the final months of 2013, evidence of an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its quantitative easing program drove long-term bond yields higher.As a result, yields of 10-year U.S.Treasury securities rose above 3% for the first time in more than two years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, renewed economic concerns in January caused bond yields to moderate when some of the world’s emerging markets demonstrated greater-than-expected economic and political instability. Meanwhile, in the United States, the Fed’s new chairperson backed away from monetary policymakers’ previous employment and inflation targets, making clear that short-term interest rates were likely to remain near historically low levels for some time to come. At the same time, unusually severe winter weather throughout much of the country dampened economic activity. In fact, the U.S. Department of Commerce estimated that U.S. GDP expanded at just a 0.01% rate over the first quarter of 2014 even as the unemployment rate continued to decline and the Fed continued to implement gradual reductions in its bond buying programs. Investors also grew increasingly concerned regarding geopolitical risks emanating from unrest in Ukraine,Thailand, andVenezuela.

Higher Yielding Market Sectors Fared Relatively Well

In this environment, higher yielding bond market sectors produced higher returns, on average, than U.S. government securities as income-oriented investors continued to reach for more competitive yields in the low interest rate environment. Corporate-backed bonds performed strongly as underlying business conditions improved, supporting especially robust results in the industrials and financials sectors. Asset-backed securities and commercial mortgage-backed securities also gained value as issuers’ credit fundamentals strengthened.While some analysts were concerned that the Fed’s more moderately accommodative monetary policy might hurt prices of residential mortgage-backed securities, its tapering activity had relatively little impact on the market sector over the reporting period as the supply of newly issued mortgages fell along with investor demand.

U.S. Treasury securities ended the reporting period little changed from where they began, except that yields of 30-year bonds declined slightly and yields of intermediate-term securities climbed a bit as yield differences narrowed along the market’s maturity spectrum. Short-term yields remained anchored by the Fed’s unchanged target for the overnight federal funds rate.

4

Finally, the Index underwent minor changes at the end of March when it eliminated residential mortgage pools valued at less than $1 billion. This adjustment removed some of the sector’s more illiquid securities and reduced the Index’s exposure to mortgage-backed securities with higher coupons. However, the change appeared to have a minimal impact on the benchmark’s performance.

Replicating the Index’s Composition

As an index fund, we attempt to match closely the returns of the Index by approximating its composition. As of April 30, 2014, approximately 29% of the fund’s assets were invested in mortgage-backed securities, 2% in commercial mortgage-backed securities, 30% in corporate bonds and asset-backed securities, and 39% in U.S. Treasury and Agency. Moreover, all of the fund’s corporate securities were rated at least BBB- or better, and the fund has maintained an overall credit quality and duration posture that is closely aligned with that of the Index.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance.The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$2.00	$.75
Ending value (after expenses)	$1,016.90	$1,015.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$2.01	$.75
Ending value (after expenses)	$1,022.81	$1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for BASIC shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—101.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—.2%
Ally Auto Receivables Trust,
Ser. 2012-3, Cl. A4	1.06	2/15/17	500,000		503,941
AmeriCredit Automobile Receivables
Trust, Ser. 2013-5, Cl. A3	0.90	9/10/18	1,000,000		1,002,905
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	400,000		402,551
Mercedes-Benz Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.59	2/15/16	1,000,000		1,001,178
Nissan Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.61	4/15/16	750,000		751,547
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	1,000,000		1,002,556
					4,664,678
Asset-Backed Ctfs./Credit Cards—.2%
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		645,202
Chase Issuance Trust,
Ser. 2012-A8, Cl. A8	0.54	10/16/17	1,250,000		1,251,476
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	3,000,000		3,419,715
					5,316,393
Commercial Mortgage
Pass-Through Ctfs.—1.8%
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,076,687
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.75	2/10/51	237,795	[a]	264,568
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,030,609
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	[a]	1,886,143
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8, Cl. A4	4.67	6/11/41	254,201		262,477
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9, Cl. A4A	4.87	9/11/42	900,000		938,234
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14, Cl. A4	5.20	12/11/38	1,000,000		1,090,327

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10, Cl. A4	5.41	12/11/40	185,000	[a]	193,791
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. A4	5.71	9/11/38	850,000	[a]	922,758
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.78	3/15/49	217,810	[a]	235,195
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.14	12/10/49	1,100,000	[a]	1,238,401
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.23	7/15/44	1,891,452	[a]	1,978,734
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.30	1/15/46	85,000	[a]	90,343
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		970,329
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	[a]	829,316
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	5.79	6/15/38	1,448,794	[a]	1,566,605
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.77	5/15/46	965,702	[a]	1,072,082
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.80	8/10/45	910,950	[a,b]	1,012,769
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	597,319	[a]	620,601
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,316,622
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		383,060
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	468,565	[a]	495,635
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	[a]	1,115,996

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		528,215
JPMorgan Chase Commercial Mortgage
Securities Trust,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		970,847
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		518,374
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	988,109		1,088,734
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.28	11/12/37	333,982	[a]	350,361
Merrill Lynch Mortgage Trust,
Ser. 2006-C2, Cl. A4	5.74	8/12/43	929,136	[a]	1,009,072
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000	[a]	1,113,458
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.74	6/12/50	1,200,000	[a]	1,327,993
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	861,393		856,677
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	78,591		79,155
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		985,400
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	[a]	1,438,052
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	432,239	[a]	468,259
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		507,069
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		483,648
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,397,124

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	741,638	[a]	772,627
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C23, Cl. A4	5.42	1/15/45	912,745	[a]	966,945
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	958,604	[a]	1,025,474
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,506,696
					37,985,462
Consumer Discretionary—2.4%
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		297,827
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		448,824
21st Century Fox America,
Gtd. Notes	7.75	12/1/45	100,000		140,835
21st Century Fox America,
Gtd. Notes	8.25	8/10/18	150,000		187,181
Autozone,
Sr. Unscd. Notes	1.30	1/13/17	1,000,000		999,244
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000		259,176
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		311,133
CBS,
Gtd. Debs	7.88	7/30/30	300,000		402,128
CBS,
Gtd. Notes	5.50	5/15/33	250,000		273,125
Comcast,
Gtd. Bonds	6.50	1/15/17	1,000,000		1,143,575
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		292,909
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,165,661
Comcast,
Gtd. Notes	6.45	3/15/37	1,150,000		1,447,814
Comcast Cable
Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		436,676

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		562,718
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		479,543
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	49,000		55,500
CVS Caremark,
Sr. Unscd. Notes	5.75	5/15/41	630,000		750,685
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		301,351
DirecTV Holdings/Financing,
Gtd. Notes	3.50	3/1/16	2,500,000		2,615,185
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000		855,670
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		837,313
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000		993,185
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	1,000,000		991,312
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000		2,772,289
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	300,000		346,740
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000		799,696
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000	[b]	509,239
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000		3,016,398
Kohl’s,
Sr. Unscd. Notes	4.75	12/15/23	500,000		522,573
Lowe’s Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000		521,554
Lowe’s Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000		1,108,666
Macy’s Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000		554,855
Macy’s Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000		1,022,704

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
McDonald’s,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,190,987
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000	1,714,734
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000	280,291
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000	272,375
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000	502,839
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	362,787
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	866,418
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	448,152
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000	308,238
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	937,934
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000	1,657,281
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,501,962
Time Warner Cable,
Gtd. Notes	6.55	5/1/37	350,000	430,476
Time Warner Cable,
Gtd. Debs	7.30	7/1/38	495,000	659,902
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,803,424
Time Warner Cos.,
Gtd. Debs	6.95	1/15/28	325,000	413,697
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	295,724
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,390,055
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	686,692
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	834,019

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
Walt Disney,
Sr. Unscd. Notes	7.00	3/1/32	150,000	205,178
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	504,892
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000	496,192
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	856,805
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000	302,965
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	168,000	209,239
				51,556,542
Consumer Staples—1.2%
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000	915,966
Altria Group,
Gtd. Notes	9.70	11/10/18	1,210,000	1,598,797
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	164,949
Anheuser-Busch Inbev Finance,
Gtd. Notes	0.80	1/15/16	500,000	502,415
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	475,639
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000	1,026,934
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	300,000	286,386
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,882,682
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	147,746
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,068,056
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000	402,968
ConAgra Foods,
Sr. Unscd. Notes	1.30	1/25/16	500,000	504,324
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	498,822

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples (continued)
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	290,000		280,259
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	300,000		296,431
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000		429,280
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000		824,867
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000		133,887
Diageo Investment,
Gtd. Notes	4.25	5/11/42	1,000,000		989,375
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		234,469
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	[b]	1,460,142
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000		430,864
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	1,000,000		912,460
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000		502,695
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000		498,894
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	400,000		426,665
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,034,386
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000		1,025,995
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		323,478
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,059,673
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,254,267
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		651,442

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Staples (continued)
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	873,400
Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000	693,662
Sysco,
Gtd. Notes	5.38	9/21/35	350,000	395,607
				26,207,882
Energy—3.0%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	390,294
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	185,939
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	458,927
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000	1,130,038
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000	757,297
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	1,000,000	1,047,318
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000	1,203,556
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000	248,882
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000	180,080
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000	528,828
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000	1,017,118
Chevron,
Sr. Unscd. Notes	0.89	6/24/16	500,000	503,346
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000	1,003,215
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000	400,566
CNOOC Finance 2013,
Gtd. Notes	1.13	5/9/16	500,000	501,209

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		459,523
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,346,845
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		168,161
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000		526,371
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		735,645
Devon Financing,
Gtd. Notes	7.88	9/30/31	275,000		380,587
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		764,083
Encana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		800,675
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000	[b]	974,106
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000	[b]	531,468
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		496,570
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		592,153
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		721,031
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000		2,229,570
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,428,684
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		235,815
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000		1,512,904
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		754,927
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	3.50	9/1/23	500,000	[b]	479,829
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	4.15	3/1/22	1,000,000		1,028,038

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	300,000		293,449
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000		1,308,384
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000		430,540
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		574,797
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000		702,366
Nabors Industries,
Gtd. Notes	2.35	9/15/16	450,000	[c]	460,385
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000		138,609
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000		576,237
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,851,955
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000	[b]	545,112
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000		612,330
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		74,975
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000		1,980,000
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000		550,626
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000		485,425
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000		442,112
Petrobras Global Finance,
Gtd. Notes	7.25	3/17/44	500,000		539,747
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000		2,572,798
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000		678,425
Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000		617,588

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000	760,307
Plains All American Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	590,676
Pride International,
Gtd. Notes	8.50	6/15/19	1,500,000	1,906,022
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000	2,884,549
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	661,565
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000	278,769
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000	465,774
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000	947,001
Statoil,
Gtd. Notes	3.95	5/15/43	500,000	473,860
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,830,010
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,205,450
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000	193,370
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000	196,505
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	220,984
Tennessee Gas Pipeline,
Sr. Unscd. Debs	7.00	10/15/28	390,000	483,007
Tennessee Gas Pipeline,
Sr. Unscd Debs	7.63	4/1/37	70,000	93,481
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000	1,552,215
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	351,280
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	511,078
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	950,797

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	238,690
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	92,777
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,017,908
Valero Energy,
Gtd. Notes	6.63	6/15/37	1,115,000	1,371,112
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	220,534
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,211,812
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	933,951
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000	885,178
				63,688,120
Financial—7.8%
Abbey National Treasury Service,
Bank Gtd. Notes	3.05	8/23/18	800,000	834,061
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000	611,773
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000	358,750
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000	1,737,351
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	805,846
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000	596,283
American Honda Finance,
Sr. Unscd. Notes	1.13	10/7/16	400,000	403,369
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000	1,560,072
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	664,552
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,142,445
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000	2,628,515

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
ARC Properties Operating
Partnership, Gtd. Notes	4.60	2/6/24	750,000	[c]	763,123
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000		782,298
AXA,
Sub. Bonds	8.60	12/15/30	165,000		214,087
Bank of America,
Sr. Notes	1.13	11/14/16	250,000		250,011
Bank of America,
Sr. Unscd. Notes	1.25	1/11/16	1,000,000		1,006,279
Bank of America,
Sr. Unscd. Notes, Ser. L	1.35	11/21/16	250,000		250,666
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	400,000		402,538
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		972,468
Bank of America,
Sr. Unscd. Notes	3.70	9/1/15	1,000,000		1,037,880
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000		519,294
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		634,524
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000		1,095,596
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,908,611
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		268,956
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000		1,037,489
Bank of Nova Scotia,
Sr. Unscd. Notes	1.10	12/13/16	750,000		754,177
Bank of Nova Scotia,
Sr. Unscd. Notes	1.38	7/15/16	1,000,000		1,013,284
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000		1,564,839
BB&T,
Sub. Notes	4.90	6/30/17	150,000		164,049
BB&T,
Sub. Notes	5.20	12/23/15	300,000		320,646

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	106,722
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	555,077
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	2,106,914
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	807,833
Blackrock,
Sr. Unscd. Notes	3.50	3/18/24	500,000	499,458
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	567,820
BNP Paribas,
Bank Gtd. Notes	5.00	1/15/21	1,400,000	1,559,391
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	522,410
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000	1,615,345
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	200,356
Branch Banking & Trust,
Sr. Unscd. Notes	1.45	10/3/16	750,000	758,791
Capital One Bank USA,
Sr. Unscd. Notes	1.15	11/21/16	500,000	500,930
Capital One Bank USA,
Sr. Unscd. Notes	1.20	2/13/17	750,000	750,027
Capital One Financial Company,
Sr. Unscd. Notes	4.75	7/15/21	730,000	806,975
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	670,048
Citigroup,
Sr. Unscd. Bonds	1.30	11/15/16	400,000	400,265
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	400,000	400,698
Citigroup,
Sub. Notes	4.05	7/30/22	500,000	506,175
Citigroup,
Sr. Unscd. Notes	4.59	12/15/15	900,000	953,648
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	300,000	340,278

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,635,000		4,157,837
Citigroup,
Sub. Notes	6.13	8/25/36	575,000		644,219
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000		120,936
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000		969,325
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000		112,443
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000		664,369
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000		960,161
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	750,000		757,895
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000		962,786
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000		500,802
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000		104,416
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000		507,616
Ford Motor Credit,
Sr. Unscd. Notes	2.50	1/15/16	900,000		925,028
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	[b]	1,312,266
Ford Motor Credit,
Sr. Unscd. Notes	5.88	8/2/21	1,500,000		1,741,383
General Electric Capital,
Sr. Unscd. Notes	1.00	1/8/16	1,000,000		1,007,102
General Electric Capital,
Sr. Unscd. Notes	3.10	1/9/23	1,000,000		991,494
General Electric Capital,
Sr. Unscd. Notes	3.50	6/29/15	560,000		579,282
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	1,400,000		1,551,921
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000		402,172

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	1,135,453
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,531,492
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	1,000,000	1,201,370
General Electric Capital,
Sr. Unscd. Notes	6.75	3/15/32	1,000,000	1,306,804
Genworth Holdings,
Gtd. Notes	4.90	8/15/23	1,000,000	1,073,723
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	993,479
Goldman Sachs Group,
Sr. Unscd. Notes	3.70	8/1/15	4,000,000	4,145,044
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	551,903
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	779,825
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	217,284
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	500,000	599,475
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	2,307,688
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,215,467
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	770,063
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	413,254
Health Care REIT,
Sr. Unscd. Notes	5.25	1/15/22	1,400,000	1,558,675
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	572,985
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	1,125,000	1,212,112
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	506,303
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,690,139

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,625,281
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	671,046
Intercontinental Exchange Group,
Gtd. Notes	4.00	10/15/23	350,000	364,746
Intesa Sanpaolo,
Bank Gtd. Notes	3.13	1/15/16	500,000	514,699
Intesa Sanpaolo,
Bank Gtd. Bonds	5.25	1/12/24	400,000	425,168
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	257,444
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	528,822
Jefferies Group,
Sr. Unscd. Debs	6.25	1/15/36	200,000	207,367
Jefferies Group,
Sr. Unscd. Notes	6.45	6/8/27	35,000	37,781
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,931,232
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,569,162
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	977,383
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	2/1/44	750,000	776,981
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,185,448
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	573,644
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,775,770
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	806,395
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000	171,152
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	123,465

24

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
KeyCorp,
Sr. Unscd. Notes	3.75	8/13/15	1,000,000	1,038,773
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	238,580
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	248,613
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	260,176
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000	423,402
Leucadia National,
Sr. Unscd. Notes	6.63	10/23/43	400,000	421,430
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,158,576
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	234,437
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	320,364
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000	500,098
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	627,694
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000	3,112,953
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	179,307
Metlife,
Sr. Unscd. Notes	3.60	4/10/24	250,000	252,439
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000	897,985
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000	410,628
Morgan Stanley,
Sr. Unscd. Notes	1.75	2/25/16	500,000	506,932
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	501,369
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000	995,294

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,215,788
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	193,859
Morgan Stanley,
Notes	6.63	4/1/18	2,700,000	3,152,920
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	396,445
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,577,784
National City,
Sub. Notes	6.88	5/15/19	600,000	714,986
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,249,401
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,891,358
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	859,871
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	176,939
PNC Bank,
Sr. Unscd. Notes	1.30	10/3/16	1,250,000	1,261,688
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,019,129
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	239,841
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	271,227
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	376,477
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000	502,865
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	130,811
ProLogis,
Gtd. Notes	6.88	3/15/20	505,000	597,238
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	4,250,000	4,511,855

26

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	1,000,000	1,007,721
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	110,916
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	225,464
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	369,722
Retail Opportunity
Investments Partnership,
Gtd. Notes	5.00	12/15/23	750,000	783,475
Royal Bank of Canada,
Sr. Unscd. Notes	1.20	1/23/17	110,000	110,327
Royal Bank of Canada,
Sr. Unscd. Notes	2.63	12/15/15	1,000,000	1,033,509
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	1,000,000	1,021,667
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000	499,865
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	2,000,000	2,198,612
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	255,190
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	226,728
Sumitomo Mitsui Banking,
Bank Gtd. Notes	0.90	1/18/16	500,000	501,154
Sumitomo Mitsui Banking,
Bank Gtd. Notes	1.50	1/18/18	390,000	385,138
Sumitomo Mitsui Banking,
Bank Gtd. Bonds	3.00	1/18/23	290,000	281,471
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	473,045
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000	503,282
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000	772,714
Toyota Motor Credit,
Sr. Unscd. Notes	0.88	7/17/15	1,000,000	1,004,561

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	[b]	958,700
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000		1,033,444
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000		1,397,757
U.S. Bank,
Sr. Unscd. Notes	1.10	1/30/17	1,000,000		1,003,696
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	293,000		326,977
UBS AG/Stamford,
Sr. Unscd. Notes	5.75	4/25/18	320,000		366,978
UBS AG/Stamford,
Sub. Notes	5.88	7/15/16	75,000		82,547
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000		505,952
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000		502,841
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000		324,242
Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000		510,641
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000		992,120
Voya Financial,
Gtd. Notes	5.50	7/15/22	750,000		851,289
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000		555,510
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000		2,103,315
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000		1,263,924
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000		496,944
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000		489,855
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000		540,481
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,673,597

28

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	961,069
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	534,171
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	1,700,000	1,907,087
XLIT,
Gtd. Notes	6.38	11/15/24	1,400,000	1,672,380
				167,701,580
Foreign/Governmental—5.0%
African Development Bank,
Sr. Unscd. Notes	0.75	10/18/16	330,000	331,478
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,771,929
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	1,500,000	1,557,636
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	500,000	542,500
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	677,625
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,531,050
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000	707,250
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	773,750
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000	573,750
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000	2,435,000
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000	1,193,750
European Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.00	2/16/17	2,000,000	2,007,658
European Bank for
Reconstruction and
Development, Unscd. Notes	1.75	6/14/19	500,000	498,778
European Investment Bank,
Sr. Unscd. Bonds	1.63	9/1/15	2,400,000	2,442,490

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000		1,280,306
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/16	2,750,000		2,842,408
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	[b]	2,070,002
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		372,211
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,158,867
Export Development Canada,
Sr. Unscd. Notes	0.63	12/15/16	500,000		498,242
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000		1,028,313
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/24	1,500,000		1,565,169
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		32,433
FMS Wertmanagement,
Govt. Gtd. Notes	1.13	10/14/16	1,000,000		1,009,507
Inter-American Development Bank,
Notes	0.88	11/15/16	1,000,000	[b]	1,003,772
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,199,670
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000		601,002
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	1/24/44	500,000		536,770
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		165,415
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	0.50	5/16/16	500,000		500,174
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000		501,581
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.38	4/10/18	500,000		502,340

30

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000	504,457
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000	2,477,446
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	700,000	761,009
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	7.63	1/19/23	700,000	971,562
International Finance,
Sr. Unscd. Notes	0.63	11/15/16	500,000	497,711
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000	2,168,584
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000	168,923
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	1,603,812
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000	619,552
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000	759,678
Japan Bank for
International Cooperation,
Gov’t Gtd. Notes	2.50	5/18/16	2,800,000	2,908,581
KFW,
Gov’t Gtd. Notes	0.75	3/17/17	1,500,000	1,494,441
KFW,
Gov’t Gtd. Bonds	4.00	1/27/20	2,500,000	2,751,718
KFW,
Gov’t Gtd. Bonds	4.50	7/16/18	3,600,000	4,036,367
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	1,240,000	1,373,584
KFW,
Gov’t Gtd. Notes	4.88	6/17/19	1,000,000	1,146,314
KFW,
Gov’t Gtd. Bonds	5.13	3/14/16	625,000	679,756

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000		1,330,800
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000		512,721
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	2,100,000		2,124,858
Landwirtschaftliche Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	950,000		1,059,451
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	700,000		679,000
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	2,000,000		2,230,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000		1,396,500
Mexican Government,
Sr. Unscd. Notes,	6.75	9/27/34	1,340,000		1,675,000
OeKB,
Govt. Gtd. Notes	1.63	3/12/19	500,000		497,201
OeKB,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000		1,618,164
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		844,375
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		1,076,625
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000	[c]	1,037,250
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		492,500
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		565,625
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000	[b]	551,875
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		477,000
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000		486,500
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,254,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,256,000

32

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,527,750
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,710,275
Province of British
Columbia Canada,
Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,202,581
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		13,297
Province of Manitoba Canada,
Unscd. Debs.,	8.88	9/15/21	450,000		620,276
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,519,954
Province of Ontario Canada,
Sr. Unscd. Notes	4.75	1/19/16	990,000		1,062,760
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000		1,104,262
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	700,000		731,929
Province of Quebec Canada,
Unscd. Notes	5.13	11/14/16	725,000		803,006
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		262,649
Province of Quebec Canada,
Sr. Unscd. Notes, Ser. PD	7.50	9/15/29	550,000		768,801
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,228,750
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,441,250
Swedish Export Credit,
Sr. Unscd. Notes	0.63	5/31/16	600,000		600,428
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000	[b]	724,200
Turkish Government,
Unscd. Notes	4.88	4/16/43	1,000,000		907,930
Turkish Government,
Sr. Unscd. Notes	6.63	2/17/45	900,000		1,008,000
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000		221,460

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000	573,125
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000	769,980
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	775,313
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000	394,875
				106,974,617
Health Care—2.3%
AbbVie,
Sr. Unscd. Notes	1.20	11/6/15	1,000,000	1,008,613
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	3,000,000	2,928,492
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000	1,082,112
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000	521,418
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	385,424
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000	2,139,014
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000	635,773
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	452,970
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	672,270
Baxter International,
Sr. Unscd. Notes	3.20	6/15/23	400,000	392,146
Baxter International,
Sr. Unscd. Notes	6.25	12/1/37	200,000	251,009
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000	1,941,198
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	1,700,000	1,972,231
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	519,168

34

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care (continued)
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000	596,531
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000	491,536
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	303,557
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000	772,094
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000	2,072,685
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000	677,738
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000	880,016
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000	263,200
Express Scripts,
Gtd. Notes	3.13	5/15/16	1,400,000	1,467,852
Gilead Sciences,
Sr. Unscd. Notes	3.05	12/1/16	1,500,000	1,577,369
Gilead Sciences,
Sr. Unscd. Bonds	3.70	4/1/24	1,000,000	1,016,835
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000	852,522
GlaxoSmithKline Capital,
Gtd. Bonds	6.38	5/15/38	1,000,000	1,295,406
Johnson & Johnson,
Sr. Unscd. Debs	4.95	5/15/33	170,000	194,173
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000	598,290
McKesson,
Sr. Unscd. Notes	4.88	3/15/44	500,000	523,822
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000	1,780,197
Medtronic,
Sr. Unscd. Notes, Ser. B	4.75	9/15/15	360,000	380,659
Merck & Co.,
Sr. Unscd. Notes	0.70	5/18/16	1,000,000	1,003,169

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	[a]	898,626
Merck Sharp & Dohme,
Gtd. Debs	6.40	3/1/28	150,000		188,429
Mylan,
Sr. Unscd. Notes	1.35	11/29/16	300,000		301,184
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	300,000		323,316
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		966,097
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000		1,598,796
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000		2,834,664
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000		2,601,453
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000		533,083
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000		59,976
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		304,204
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000		1,511,768
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		490,362
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		500,764
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000		100,046
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000		500,955
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000		552,374
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,091,118
Wellpoint,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000		1,667,066

36

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care (continued)
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	402,871
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	73,170
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	243,930
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	258,889
Zoetis,
Sr. Unscd. Notes	1.15	2/1/16	500,000	503,506
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	499,444
				50,655,580
Industrial—1.3%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	917,302
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,364,126
Burlington Northern Santa Fe,
Sr. Unscd. Notes	4.45	3/15/43	600,000	591,742
Burlington Northern Santa Fe,
Sr. Unscd. Debs	6.15	5/1/37	650,000	793,537
Burlington Northern Santa Fe,
Sr. Unscd. Debs	7.00	12/15/25	100,000	128,042
Burlington Northern Santa Fe,
Sr. Unscd. Debs	7.95	8/15/30	100,000	139,134
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	132,163
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000	2,220,549
Caterpillar,
Sr. Unscd. Notes	6.05	8/15/36	375,000	459,484
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000	1,245,982
CSX,
Sr. Unscd. Notes	6.25	4/1/15	35,000	36,775
Eaton,
Gtd. Notes	4.15	11/2/42	400,000	382,241

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrial (continued)
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000		250,513
FedEx,
Gtd. Notes	4.00	1/15/24	750,000		775,406
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,131,990
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000		930,829
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	500,000		572,818
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		562,546
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	1,200,000		1,252,489
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,254
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	1,100,000		1,499,468
Raytheon,
Sr. Unscd. Debs	7.20	8/15/27	150,000		195,023
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		929,450
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		381,497
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		149,771
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		347,795
Union Pacific,
Sr. Unscd. Notes	4.85	6/15/44	1,000,000		1,083,529
United Airlines 2013-1 A PTT,
1st Lien Notes	4.30	8/15/27	1,000,000		1,030,000
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,653,986
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		545,298
United Parcel Service of America,
Sr. Unscd. Debs	8.38	4/1/30	10,000	[a]	14,511

38

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Industrial (continued)
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000	2,125,057
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	1,750,000	1,826,797
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000	795,429
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	64,273
United Technologies,
Sr. Unscd. Debs	8.75	3/1/21	50,000	66,910
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000	192,447
				27,791,163
Information Technology—.9%
Apple,
Sr. Unscd. Notes	0.45	5/3/16	500,000	499,472
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000	488,709
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000	468,100
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000	513,177
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000	512,410
Ebay,
Sr. Unscd. Notes	4.00	7/15/42	700,000	634,430
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000	1,005,451
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000	319,209
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000	1,045,033
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000	634,509
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000	829,304
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000	2,166,522

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology (continued)
International Business Machines,
Sr. Unscd. Notes	0.75	5/11/15	2,000,000		2,009,470
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		722,485
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		686,924
International Business Machines,
Sr. Unscd. Debs	7.00	10/30/25	225,000		294,640
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		393,009
Leidos Holdings,
Gtd. Notes, Ser. 1	5.95	12/1/40	700,000		705,460
Lender Processing Service,
Gtd. Notes	5.75	4/15/23	500,000		537,500
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,112,975
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		787,527
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,365,626
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		173,418
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		653,059
Seagate HDD,
Gtd. Notes	4.75	6/1/23	800,000	[c]	805,000
Seagate Technology HDD,
Gtd. Notes	6.80	10/1/16	125,000		141,250
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000		502,994
					20,007,663
Materials—1.2%
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		479,520
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		953,489
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,323,517
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		2,052,571

40

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Materials (continued)
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000	489,573
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000	501,850
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000	2,181,625
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000	483,194
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000	291,837
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000	2,110,543
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000	655,444
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000	754,870
Freeport-McMoRan Copper & Gold,
Gtd. Notes	3.10	3/15/20	1,500,000	1,487,597
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	600,000	613,471
Glencore Canada,
Gtd. Notes	5.50	6/15/17	165,000	181,657
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,966,358
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000	1,245,557
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000	311,124
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,011,966
Potash Corp of Saskatchewan,
Sr. Unscd. Notes	3.63	3/15/24	500,000	502,136
Rio Tinto Alcan,
Sr. Unscd. Debs	7.25	3/15/31	350,000	448,532
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000	1,088,797
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000	23,589
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000	1,376,525

The Fund 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Materials (continued)
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	111,146
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000	1,222,147
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	571,285
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	1,001,015
				25,440,935
Municipal Bonds—.9%
Bay Area Toll Authority,
San Francisco Bay Area
Toll Bridge Revenue
(Build America Bonds)	6.26	4/1/49	1,000,000	1,318,470
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	849,749
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,382,050
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,268,064
California,
GO (Various Purpose)	3.95	11/1/15	400,000	420,744
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	500,000	501,105
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000	3,625,789
Los Angeles Unified School
District, GO (Build America Bonds)	5.75	7/1/34	1,600,000	1,907,264
Metropolitan Transportation
Authority, Dedicated Tax
Funds Bonds	7.34	11/15/39	650,000	921,108
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,110,034
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000	681,844

42

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose) (Build
America Bonds)	5.29	3/15/33	2,000,000		2,284,460
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000		795,546
Public Utilities Commission of the
City and County of San
Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000		674,520
University of California Regents,
General Revenue	1.80	7/1/19	480,000		471,374
University of California Regents,
General Revenue	4.77	5/15/44	500,000		510,530
					19,722,651
Telecommunications—1.5%
America Movil SAB de CV,
Gtd. Notes	2.38	9/8/16	1,000,000		1,030,522
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,385,650
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		117,646
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	2,000,000		2,050,016
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000		542,632
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,570,476
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,078,154
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	[a]	666,131
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	250,000		250,374
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		664,056
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	[a]	276,738

The Fund 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	376,000		476,516
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,000,000		1,107,033
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		544,828
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		464,183
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		408,442
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	[a]	1,305,218
GTE,
Gtd. Debs	6.94	4/15/28	100,000		123,153
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		341,078
Motorola Solutions,
Sr. Unscd. Debs	7.50	5/15/25	1,450,000		1,833,171
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	[a]	1,394,404
Pacific-Bell Telephone,
Gtd. Debs	7.13	3/15/26	310,000		391,253
Qwest,
Sr. Unscd. Debs	6.88	9/15/33	330,000		332,160
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,038,331
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,434,611
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		767,996
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		916,484
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,300,000		1,389,323
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,822,270
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		634,289

44

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications (continued)
Verizon Communications,
Sr. Unscd. Notes	6.40	9/15/33	1,250,000	1,511,705
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	1,950,000	2,414,059
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000	929,834
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	622,043
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000	290,882
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	169,267
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000	496,421
				32,791,349
U.S. Government Agencies—3.8%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000	497,293
Federal Farm Credit Bank,
Bonds	0.73	8/15/16	205,000	205,015
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000	1,328,375
Federal Home Loan Bank,
Notes	0.38	2/19/16	5,000,000	5,001,100
Federal Home Loan Bank,
Bonds	0.38	6/24/16	1,500,000	1,497,876
Federal Home Loan Bank,
Bonds	1.25	2/28/18	570,000	567,856
Federal Home Loan Bank,
Bonds	4.75	12/16/16	1,000,000	1,103,993
Federal Home Loan Bank,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	2,238,502
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000	2,949,549
Federal Home Loan Bank,
Bonds, Ser. 656	5.38	5/18/16	320,000	352,356
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000	603,071

The Fund 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,460,329
Federal Home Loan Mortgage Corp.	4.50	10/1/40	5,507,163	[d]	5,929,169
Federal Home Loan Mortgage Corp.,
Notes	0.40	11/27/15	1,380,000	[d]	1,380,345
Federal Home Loan Mortgage Corp.,
Notes	0.42	9/18/15	850,000	[d]	852,855
Federal Home Loan Mortgage Corp.,
Notes	0.70	10/25/16	1,150,000	[d]	1,148,050
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	3,000,000	[d]	2,989,173
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.03	11/28/17	500,000	[d]	496,676
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	[d]	771,680
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[d]	2,413,635
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	[d]	2,066,302
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	[d]	2,565,147
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	[d]	124,284
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[d]	1,753,464
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	[d]	2,086,493
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	[b,d]	1,424,754
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	[d]	920,723
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	[b,d]	832,419
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	[b,d]	739,817
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	4,600,000	[d]	5,038,472
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[d]	1,365,764

46

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal Home Loan
Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	[d]	565,368
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	[d,e]	2,310,907
Federal National Mortgage
Association, Notes	0.38	12/21/15	2,500,000	[d]	2,504,292
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	[d]	501,575
Federal National Mortgage
Association, Notes	0.52	2/26/16	750,000	[d]	751,364
Federal National Mortgage
Association, Notes	0.52	5/27/16	1,250,000	[d]	1,250,617
Federal National Mortgage
Association, Notes	0.88	2/8/18	3,000,000	[d]	2,949,867
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	[d]	741,526
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	[d]	688,609
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	[d]	982,977
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	[d]	409,363
Federal National Mortgage
Association, Notes	1.25	1/30/17	2,000,000	[d]	2,025,468
Federal National Mortgage
Association, Notes	1.63	10/26/15	2,700,000	[d]	2,756,900
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	[d]	900,973
Federal National Mortgage
Association, Notes	5.00	3/15/16	1,240,000	[d]	1,347,534
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	[d]	1,347,167
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	[d]	1,360,445
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	[d]	1,433,776
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	[d]	1,797,298

The Fund 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		52,545
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		685,373
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,408,554
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		820,285
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		214,086
					82,511,406
U.S. Government Agencies/
Mortgage-Backed—30.6%
Federal Home Loan Mortgage Corp.:
2.50%			4,000,000	[d,f]	4,023,125
3.50%			800,000	[d,f]	811,844
4.00%			3,900,000	[d,f]	4,077,449
4.50%			1,000,000	[d,f]	1,072,148
2.50%, 10/1/27—11/1/42			9,997,511	[d]	10,064,241
3.00%, 12/1/25—10/1/43			34,937,218	[d]	34,680,492
3.50%, 3/1/26—8/1/42			28,692,164	[d]	29,382,063
4.00%, 11/1/14—2/1/44			24,456,500	[d]	25,723,302
4.50%, 2/1/18—4/1/41			16,257,235	[d]	17,481,891
5.00%, 12/1/17—1/1/40			16,538,662	[d]	18,047,148
5.50%, 8/1/16—1/1/40			12,221,281	[d]	13,520,179
6.00%, 7/1/14—7/1/39			5,470,096	[d]	6,098,675
6.50%, 6/1/14—3/1/39			3,051,920	[d]	3,438,853
7.00%, 9/1/15—7/1/37			184,409	[d]	207,177
7.50%, 2/1/23—11/1/33			50,704	[d]	57,416
8.00%, 2/1/17—10/1/31			45,213	[d]	52,376
8.50%, 10/1/18—6/1/30			1,532	[d]	1,769
Federal National Mortgage Association:
2.50%			13,400,000	[d,f]	13,405,926
3.00%			6,500,000	[d,f]	6,467,899
3.50%			9,000,000	[d,f]	9,150,653
4.00%			11,700,000	[d,f]	12,254,426
4.50%			4,000,000	[d,f]	4,291,672
5.00%			600,000	[d,f]	656,438
2.18%, 5/1/43			587,245	[a,d]	592,551
2.50%, 7/1/27—5/1/43			9,020,698	[d]	9,026,304
2.74%, 11/1/43			283,124	[a,d]	290,053

48

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage
Association (continued):
2.94%, 5/1/42	381,146	[a,d]	389,701
3.00%, 10/1/26—1/1/44	53,150,374	[d]	52,666,261
3.05%, 12/1/41	611,168	[a,d]	638,991
3.50%, 1/20/25—2/1/44	46,883,420	[d]	48,084,048
4.00%, 9/1/18—5/1/42	48,247,846	[d]	50,877,273
4.50%, 4/1/18—11/1/40	33,951,979	[d]	36,502,640
5.00%, 11/1/17—6/1/40	20,392,705	[d]	22,351,132
5.50%, 12/1/14—12/1/38	15,587,622	[d]	17,261,337
6.00%, 5/1/16—11/1/38	8,291,605	[d]	9,281,788
6.50%, 10/1/14—9/1/38	2,194,595	[d]	2,471,292
7.00%, 6/1/15—3/1/38	482,102	[d]	535,041
7.50%, 8/1/15—6/1/31	81,717	[d]	92,053
8.00%, 6/1/15—8/1/30	19,688	[d]	22,440
8.50%, 9/1/15—7/1/30	6,817	[d]	7,039
9.00%, 10/1/30	2,089	[d]	2,222
Government National Mortgage Association I:
3.00%	5,600,000	[f]	5,569,375
2.50%, 2/15/28	1,593,239		1,626,087
3.50%, 2/15/26—2/15/42	5,379,784		5,554,634
4.00%, 2/15/41—3/15/41	10,309,277		10,943,808
4.50%, 1/15/19—2/15/41	11,925,870		12,969,048
5.00%, 1/15/17—4/15/40	14,977,332		16,507,690
5.50%, 9/15/20—11/15/38	5,056,014		5,627,000
6.00%, 2/15/17—4/15/39	5,300,190		5,981,196
6.50%, 2/15/24—2/15/39	1,155,964		1,311,099
7.00%, 10/15/27—8/15/32	98,007		111,419
7.50%, 10/15/14—11/15/30	79,712		89,066
8.00%, 8/15/24—3/15/32	19,132		23,141
8.25%, 6/15/27	1,993		2,340
8.50%, 10/15/26	9,890		11,356
9.00%, 2/15/22—2/15/23	9,056		9,284
Government National Mortgage Association II:
3.00%	14,000,000	[f]	13,923,438
3.50%	28,400,000	[f]	29,223,735
4.00%	21,800,000	[f]	23,070,967
4.50%	12,800,000	[f]	13,877,999
5.00%	8,500,000	[f]	9,314,140
2.00%, 10/20/42—6/20/43	2,132,226	[a]	2,203,262
2.50%, 4/20/28—11/20/43	1,079,695		1,037,020

The Fund 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage
Association II (continued):
2.50%, 1/20/43—11/20/43	2,036,313	[a]	2,087,074
3.00%, 7/20/42	1,118,194	[a]	1,165,912
3.00%, 11/20/27—10/20/43	14,207,309		14,323,961
3.50%, 3/20/41—5/20/41	1,675,855	[a]	1,764,381
3.50%, 9/20/28—4/20/43	5,542,901		5,721,673
4.50%, 7/20/41—6/20/43	2,724,216		2,961,870
5.00%, 6/20/42	461,536		508,348
5.50%, 7/20/38—11/20/42	697,061		773,893
6.50%, 2/20/28	920		1,090
8.50%, 7/20/25	787		898
Federal Home Loan Mortgage Corp.:
2.13%, 2/1/35	349,229	[a,d]	370,207
2.14%, 8/1/37—8/1/43	1,494,545	[a,d]	1,509,786
2.24%, 7/1/43	535,018	[a,d]	543,253
2.25%-2.46%, 6/1/35—3/1/37	91,318	[a,d]	96,692
2.38%-2.63%, 4/1/33—4/1/36	347,737	[a,d]	367,329
2.40%, 6/1/36	8,082	[a,d]	8,162
2.42%, 3/1/36	7,567	[a,d]	8,104
2.42%, 8/1/35	129,954	[a,d]	138,592
2.44%, 12/1/34	33,131	[a,d]	35,333
2.46%, 10/1/43	575,733	[a,d]	587,547
2.53%, 11/1/33	4,221	[a,d]	4,344
4.69%, 6/1/34	5,172	[a,d]	5,432
5.21%, 8/1/34	3,356	[a,d]	3,491
Federal National Mortgage Association:
2.09%, 2/1/37	3,840	[a,d]	4,087
2.11%, 12/1/35	7,259	[a,d]	7,661
2.19%, 10/1/34	16,482	[a,d]	17,463
2.25%, 3/1/34—11/1/36	288,507	[a,d]	306,754
2.26%, 6/1/34	174,642	[a,d]	186,836
2.32%, 12/1/36	26,053	[a,d]	26,582
2.33%, 1/1/35	179,166	[a,d]	191,737
2.35%, 3/1/37	53,796	[a,d]	56,859
2.39%, 5/1/33—9/1/33	13,006	[a,d]	13,522
2.40%, 11/1/32	11,934	[a,d]	12,697
2.41%, 2/1/37	127,649	[a,d]	137,032
2.44%, 11/1/36	31,732	[a,d]	33,482
2.49%, 8/1/35	65,152	[a,d]	69,411
2.56%, 9/1/33	19,226	[a,d]	20,473
2.58%, 6/1/34	56,562	[a,d]	60,901

50

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage
Association (continued):
2.66%, 9/1/35	354,678	[a,d]	382,331
4.91%, 1/1/35	8,474	[a,d]	8,900
5.07%, 6/1/35	13,298	[a,d]	14,275
5.20%, 11/1/35	3,234	[a,d]	3,485
			659,588,292
U.S. Government Securities—35.0%
U.S. Treasury Bonds:
2.75%, 8/15/42	3,200,000		2,794,000
2.75%, 11/15/42	9,042,000	[b]	7,877,137
2.88%, 5/15/43	9,812,000		8,749,547
3.00%, 5/15/42	3,500,000		3,224,648
3.13%, 11/15/41	5,750,000		5,444,083
3.13%, 2/15/42	20,000		18,912
3.13%, 2/15/43	2,990,000	[b]	2,810,833
3.63%, 8/15/43	2,885,000		2,977,409
3.63%, 2/15/44	5,000,000		5,155,470
3.75%, 8/15/41	1,000,000		1,062,188
3.75%, 11/15/43	7,435,000		7,846,245
3.88%, 8/15/40	5,000,000	[b]	5,431,250
4.38%, 11/15/39	212,000		248,967
4.38%, 5/15/40	1,175,000		1,380,625
4.50%, 5/15/38	2,992,000		3,570,766
4.50%, 8/15/39	4,000,000		4,782,500
4.63%, 2/15/40	860,000		1,048,662
4.75%, 2/15/41	4,590,000	[b]	5,715,982
5.25%, 2/15/29	2,000,000		2,526,876
6.00%, 2/15/26	280,000		370,737
6.38%, 8/15/27	1,270,000		1,756,966
6.50%, 11/15/26	1,200,000		1,664,531
6.63%, 2/15/27	800,000		1,123,313
6.75%, 8/15/26	1,500,000	[b]	2,115,234
6.88%, 8/15/25	300,000	[b]	421,359
7.13%, 2/15/23	1,320,000		1,807,884
7.25%, 8/15/22	1,000,000		1,368,750
8.00%, 11/15/21	3,970,000		5,549,937
8.13%, 5/15/21	1,500,000		2,086,288
8.75%, 5/15/17	2,395,000		2,960,445
8.88%, 8/15/17	2,725,000		3,420,725
9.00%, 11/15/18	660,000		878,831

The Fund 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes:
0.25%, 5/15/15	3,600,000	[b]	3,605,202
0.25%, 5/31/15	5,700,000		5,708,350
0.25%, 7/15/15	7,440,000		7,449,590
0.25%, 8/15/15	6,900,000	[b]	6,907,818
0.25%, 9/15/15	1,944,000		1,945,785
0.25%, 10/15/15	6,400,000		6,404,128
0.25%, 10/31/15	4,000,000		4,001,876
0.25%, 11/30/15	4,015,000		4,015,157
0.25%, 12/15/15	1,800,000		1,799,543
0.25%, 12/31/15	3,355,000	[b]	3,353,688
0.25%, 2/29/16	4,030,000	[b]	4,023,705
0.25%, 4/15/16	7,120,000		7,099,836
0.25%, 5/15/16	7,945,000		7,915,826
0.38%, 6/15/15	4,345,000	[b]	4,357,305
0.38%, 6/30/15	400,000	[b]	401,133
0.38%, 8/31/15	4,435,000		4,447,125
0.38%, 1/15/16	660,000		660,902
0.38%, 1/31/16	3,500,000	[b]	3,504,238
0.38%, 2/15/16	7,340,000		7,346,452
0.38%, 3/15/16	6,770,000		6,771,984
0.38%, 3/31/16	6,000,000	[b]	5,999,766
0.38%, 4/30/16	4,055,000		4,051,991
0.50%, 6/15/16	7,985,000		7,989,991
0.50%, 7/31/17	4,990,000		4,909,691
0.63%, 7/15/16	3,240,000		3,247,847
0.63%, 8/15/16	4,175,000		4,182,340
0.63%, 10/15/16	3,213,000		3,212,624
0.63%, 11/15/16	3,765,000	[b]	3,760,881
0.63%, 12/15/16	3,154,000		3,147,225
0.63%, 2/15/17	3,780,000	[b]	3,763,757
0.63%, 5/31/17	6,500,000		6,441,857
0.63%, 8/31/17	3,700,000		3,648,692
0.63%, 9/30/17	5,983,000	[b]	5,890,682
0.63%, 11/30/17	5,040,000		4,945,500
0.63%, 4/30/18	1,864,000		1,813,103
0.75%, 1/15/17	3,755,000		3,755,439
0.75%, 3/15/17	3,790,000	[b]	3,783,337
0.75%, 6/30/17	7,387,000		7,337,655
0.75%, 10/31/17	7,220,000		7,128,342
0.75%, 12/31/17	3,100,000		3,050,229
0.75%, 2/28/18	6,300,000		6,179,657

52

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
0.75%, 3/31/18	7,300,000		7,148,014
0.88%, 11/30/16	5,000,000		5,024,805
0.88%, 12/31/16	2,000,000	[b]	2,007,812
0.88%, 1/31/17	4,320,000		4,332,995
0.88%, 2/28/17	6,010,000		6,021,972
0.88%, 4/15/17	3,805,000		3,807,527
0.88%, 4/30/17	5,000,000	[b]	5,000,390
0.88%, 1/31/18	776,000	[b]	765,936
1.00%, 8/31/16	3,600,000		3,635,579
1.00%, 9/30/16	7,801,000		7,875,047
1.00%, 3/31/17	7,000,000	[b]	7,031,717
1.00%, 5/31/18	1,400,000		1,379,711
1.00%, 9/30/19	5,000,000		4,786,525
1.00%, 11/30/19	4,700,000		4,480,421
1.13%, 12/31/19	6,400,000		6,132,499
1.13%, 3/31/20	4,250,000		4,049,787
1.13%, 4/30/20	5,000,000		4,755,470
1.25%, 8/31/15	8,017,000	[b]	8,132,405
1.25%, 9/30/15	1,990,000		2,019,850
1.25%, 10/31/15	7,856,000		7,976,755
1.25%, 10/31/18	4,430,000		4,376,007
1.25%, 11/30/18	4,400,000		4,338,642
1.25%, 1/31/19	3,695,000		3,633,367
1.25%, 2/29/20	4,240,000	[b]	4,076,361
1.38%, 11/30/15	5,820,000		5,924,126
1.38%, 6/30/18	1,415,000		1,413,507
1.38%, 7/31/18	2,210,000		2,204,906
1.38%, 9/30/18	8,158,000	[b]	8,114,020
1.38%, 11/30/18	4,341,000	[b]	4,309,120
1.38%, 12/31/18	4,920,000		4,874,643
1.38%, 2/28/19	4,998,000		4,937,479
1.38%, 1/31/20	4,650,000		4,510,500
1.38%, 5/31/20	700,000		674,543
1.50%, 6/30/16	7,500,000		7,662,892
1.50%, 8/31/18	5,405,000		5,411,756
1.50%, 12/31/18	6,550,000	[b]	6,523,394
1.50%, 1/31/19	5,534,000		5,504,603
1.50%, 2/28/19	3,910,000	[b]	3,885,258
1.63%, 3/31/19	4,900,000	[b]	4,891,768
1.63%, 4/30/19	1,100,000		1,096,950
1.63%, 11/15/22	3,780,000		3,523,077

The Fund 53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
1.75%, 7/31/15	5,000,000		5,099,900
1.75%, 5/31/16	3,500,000		3,594,472
1.75%, 10/31/18	5,400,000		5,456,533
1.75%, 10/31/20	3,600,000		3,516,469
1.75%, 5/15/22	940,000		893,220
1.75%, 5/15/23	11,321,000	[b]	10,562,142
1.88%, 6/30/15	5,000,000		5,101,465
1.88%, 8/31/17	3,140,000		3,226,472
1.88%, 9/30/17	5,570,000	[b]	5,718,390
2.00%, 1/31/16	1,825,000		1,879,002
2.00%, 4/30/16	8,135,000		8,391,122
2.00%, 9/30/20	3,700,000		3,677,164
2.00%, 11/30/20	2,868,000	[b]	2,841,112
2.00%, 2/28/21	3,077,000	[b]	3,036,614
2.00%, 11/15/21	5,430,000		5,300,826
2.00%, 2/15/22	5,907,000		5,747,328
2.00%, 2/15/23	7,040,000		6,739,153
2.13%, 5/31/15	7,544,000		7,707,260
2.13%, 12/31/15	8,000,000		8,245,312
2.13%, 2/29/16	3,000,000		3,098,028
2.13%, 8/31/20	3,780,000		3,790,040
2.13%, 1/31/21	3,130,000		3,117,530
2.13%, 8/15/21	4,805,000		4,750,382
2.25%, 3/31/16	60,000		62,141
2.25%, 3/31/21	3,665,000		3,672,587
2.25%, 4/30/21	3,675,000		3,678,157
2.38%, 3/31/16	1,753,000		1,820,243
2.38%, 7/31/17	700,000		730,680
2.38%, 12/31/20	3,355,000		3,399,689
2.50%, 6/30/17	6,520,000		6,833,266
2.50%, 8/15/23	8,031,000	[b]	7,969,201
2.63%, 8/15/20	6,825,000		7,055,344
2.63%, 11/15/20	7,011,000		7,230,914
2.75%, 5/31/17	7,230,000		7,632,169
2.75%, 2/15/19	1,100,000		1,158,395
2.75%, 11/15/23	10,647,000	[b]	10,765,118
2.75%, 2/15/24	7,020,000		7,081,973
3.00%, 8/31/16	3,690,000		3,898,138
3.00%, 9/30/16	4,560,000	[b]	4,823,267
3.00%, 2/28/17	1,500,000		1,592,226

54

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
3.13%, 10/31/16			5,000,000		5,308,595
3.13%, 1/31/17			480,000		510,825
3.13%, 4/30/17			2,830,000		3,018,704
3.13%, 5/15/19			5,000,000		5,347,850
3.13%, 5/15/21			6,750,000		7,149,202
3.25%, 5/31/16			1,083,000		1,146,076
3.25%, 6/30/16			4,600,000		4,874,565
3.25%, 7/31/16			4,060,000		4,308,042
3.25%, 12/31/16			4,700,000		5,015,046
3.25%, 3/31/17			3,000,000		3,209,649
3.38%, 11/15/19			6,100,000		6,601,103
3.50%, 5/15/20			4,500,000		4,894,978
3.63%, 8/15/19			3,570,000		3,909,011
3.63%, 2/15/20			6,500,000		7,119,021
3.63%, 2/15/21			6,680,000		7,302,336
3.75%, 11/15/18			3,000,000		3,296,601
4.13%, 5/15/15			4,065,000		4,234,348
4.25%, 8/15/15			1,740,000		1,831,860
4.50%, 11/15/15			220,000		234,386
4.50%, 2/15/16			425,000		456,850
4.63%, 11/15/16			2,000,000	[b]	2,200,860
4.75%, 8/15/17			2,387,000		2,676,424
4.88%, 8/15/16			90,000		98,905
					752,042,166
Utilities—1.9%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000		274,821
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		257,212
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		753,811
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000		1,199,861
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000		506,279
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000		199,278

The Fund 55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		690,610
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		253,675
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000		220,773
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000		2,185,048
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		123,066
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000		734,650
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		508,186
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	500,000		484,642
Duke Energy Carolinas,
First Mortgage Bonds	5.30	2/15/40	1,700,000		1,979,106
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	150,000		198,464
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000		502,136
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000		1,330,803
Georgia Power,
Sr. Unscd. Note	4.30	3/15/42	1,300,000		1,294,565
Hydro-Quebec,
Gov’t Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000		1,784,964
Hydro-Quebec,
Gov’t Gtd. Debs., Ser. HK	9.38	4/15/30	20,000		31,245
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000		955,872
Midamerican Energy Holdings,
Sr. Unscd. Notes	5.15	11/15/43	250,000	[c]	274,850
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		612,758

56

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities (continued)
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,825,911
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,960,426
Oncor Electric Delivery,
Sr. Scd. Debs	7.00	9/1/22	170,000	214,128
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	329,251
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	1,000,000	1,044,831
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	563,965
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	929,945
PacifiCorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,270,253
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000	551,700
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	394,069
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	403,433
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	1,000,000	1,087,418
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	671,397
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000	181,575
Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000	1,546,815
Public Service Electric & Gas,
Sr. Scd. Notes	5.25	7/1/35	230,000	264,476
San Diego Gas & Electric,
First Mortgage Bonds	3.60	9/1/23	400,000	413,686
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	257,989

The Fund 57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	[b]	1,501,255
Southern California Edison,
First Mortgage Debs., Ser. 08-A	5.95	2/1/38	70,000		87,729
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000		572,780
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000		113,814
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000		2,096,342
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000		171,367
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000		1,715,249
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000		982,317
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000		482,930
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000		539,569
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000		818,580
					41,349,875
Total Bonds and Notes
(cost $2,116,634,230)					2,175,996,354

Other Investment—5.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $123,858,929)			123,858,929	[g]	123,858,929

58

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,545,479)	9,545,479 [g]	9,545,479

Total Investments (cost $2,250,038,638)	107.1%	2,309,400,762
Liabilities, Less Cash and Receivables	(7.1%)	(153,667,617)
Net Assets	100.0%	2,155,733,145

GO— General Obligation
REIT— Real Estate Investment Trust

a Variable rate security—interest rate subject to periodic change.
b Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was
$144,902,909 and the value of the collateral held by the fund was $163,859,515, consisting of cash collateral of
$9,545,479 and U.S. Government & Agency securities valued at $154,314,036.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities were valued at $3,340,608 or .2% of net assets.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f This security is traded on a To-Be-Announced (“TBA”) basis.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	69.4	Commercial Mortgage-Backed	1.8
Corporate Bonds	23.5	Municipal Bonds	.9
Money Market Investments	6.1	Asset-Backed	.4
Foreign/Governmental	5.0		107.1

† Based on net assets.
See notes to financial statements.

The Fund 59

TBA SALE COMMITMENTS
April 30, 2014 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
4%, 5/18/24	400,000	[a,b]	424,000
4.50%, 5/17/22	800,000	[a,b]	847,187
5%, 5/1/18	3,300,000	[a,b]	3,500,063
5.50%, 5/1/33	3,300,000	[a,b]	3,637,219
Total Federal Home Loan Mortgage Corp.	7,800,000		8,408,469
Federal National Mortgage Association:
4%, 5/14/29	6,000,000	[a,b]	6,368,438
4.50%, 5/14/29	2,400,000	[a,b]	2,548,876
5%, 5/1/18	2,100,000	[a,b]	2,227,969
5.50%, 5/1/32	800,000	[a,b]	884,625
Total Federal National Mortgage Association	11,300,000		12,029,908
Government National Mortgage Association:
4%, 5/1/40	3,500,000	[b]	3,705,078
5%, 6/15/33	8,500,000	[b]	9,316,799
5.50%, 5/1/31	2,600,000	[b]	2,881,532
Total Government
National Mortgage Association	14,600,000		15,903,409
Total TBA Sale Commitments
(proceeds $36,234,871)			36,341,786

a The Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

60

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $144,902,909)—Note 1(b):
Unaffiliated issuers	2,116,634,230	2,175,996,354
Affiliated issuers	133,404,408	133,404,408
Cash		2,640,331
Receivable for TBA sale commitments		36,234,871
Receivable for investment securities sold		35,569,392
Dividends, interest and securities lending income receivable		13,450,078
Receivable for shares of Capital Stock subscribed		2,461,049
		2,399,756,483
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		426,240
Payable for open mortgage dollar roll transactions—Note 4		129,178,718
Payable for investment securities purchased		65,881,774
TBA sales commitment, at value (proceeds
$36,234,871)—See TBA Sales Commitments—Note 4		36,341,786
Liability for securities on loan—Note 1(b)		9,545,479
Payable for shares of Capital Stock redeemed		2,637,595
Accrued expenses		11,746
		244,023,338
Net Assets ($)		2,155,733,145
Composition of Net Assets ($):
Paid-in capital		2,093,744,073
Accumulated undistributed investment income—net		255,297
Accumulated net realized gain (loss) on investments		2,478,566
Accumulated net unrealized appreciation
(depreciation) on investments		59,255,209
Net Assets ($)		2,155,733,145

Net Asset Value Per Share
	Investor Shares	BASIC Shares
Net Assets ($)	855,875,061	1,299,858,084
Shares Outstanding	81,467,622	123,654,829
Net Asset Value Per Share ($)	10.51	10.51

See notes to financial statements.

The Fund 61

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	28,460,382
Dividends;	34,562
Affliated issuers
Income from securities lending—Note 1(b)	83,098
Total Income	28,578,042
Expenses:
Management fee—Note 3(a)	1,584,130
Distribution Plan fees (Investor Shares)—Note 3(b)	1,078,104
Directors’ fees—Note 3(a)	76,623
Loan commitment fees—Note 2	8,455
Total Expenses	2,747,312
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(76,623)
Net Expenses	2,670,689
Investment Income—Net	25,907,353
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,075,978
Net unrealized appreciation (depreciation) on investments	4,488,397
Net Realized and Unrealized Gain (Loss) on Investments	8,564,375
Net Increase in Net Assets Resulting from Operations	34,471,728

See notes to financial statements.

62

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	25,907,353	54,387,941
Net realized gain (loss) on investments	4,075,978	36,177,404
Net unrealized appreciation
(depreciation) on investments	4,488,397	(128,007,187)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,471,728	(37,441,842)
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(10,668,194)	(25,808,556)
BASIC Shares	(16,995,635)	(36,949,929)
Net realized gain on investments:
Investor Shares	(11,929,675)	(2,369,554)
BASIC Shares	(16,594,600)	(3,192,239)
Total Dividends	(56,188,104)	(68,320,278)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	119,896,311	331,081,540
BASIC Shares	196,229,738	428,646,545
Dividends reinvested:
Investor Shares	22,423,703	27,685,258
BASIC Shares	30,567,980	35,691,797
Cost of shares redeemed:
Investor Shares	(181,613,349)	(440,721,801)
BASIC Shares	(164,113,762)	(641,338,922)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	23,390,621	(258,955,583)
Total Increase (Decrease) in Net Assets	1,674,245	(364,717,703)
Net Assets ($):
Beginning of Period	2,154,058,900	2,518,776,603
End of Period	2,155,733,145	2,154,058,900
Undistributed investment income—net	255,297	2,011,773

The Fund 63

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Capital Share Transactions:
Investor Shares
Shares sold	11,464,166	30,599,851
Shares issued for dividends reinvested	2,154,812	2,559,322
Shares redeemed	(17,379,124)	(40,873,438)
Net Increase (Decrease) in Shares Outstanding	(3,760,146)	(7,714,265)
BASIC Shares
Shares sold	18,761,253	39,632,326
Shares issued for dividends reinvested	2,934,557	3,298,055
Shares redeemed	(15,652,427)	(59,009,178)
Net Increase (Decrease) in Shares Outstanding	6,043,383	(16,078,797)

See notes to financial statements.

64

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Investor Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.62		11.11	10.93	10.80	10.42	9.62
Investment Operations:
Investment income—net[a]	.12		.24	.30	.34	.35	.39
Net realized and unrealized
gain (loss) on investments	.04		(.42)	.21	.14	.39	.81
Total from
Investment Operations	.16		(.18)	.51	.48	.74	1.20
Distributions:
Dividends from
investment income—net	(.13)		(.28)	(.33)	(.35)	(.36)	(.40)
Dividends from net realized
gain on investments	(.14)		(.03)	—	—	—	—
Total Distributions	(.27)		(.31)	(.33)	(.35)	(.36)	(.40)
Net asset value, end of period 10.51			10.62	11.11	10.93	10.80	10.42
Total Return (%)	1.69	[b]	(1.66)	4.75	4.58	7.28	12.70
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.41	[c]	.41	.41	.40	.41	.41
Ratio of net expenses
to average net assets	.40	[c]	.40	.40	.40	.40	.40
Ratio of net investment income
to average net assets	2.31	[c]	2.25	2.67	3.24	3.27	3.81
Portfolio Turnover Rate	60.78	[b,d]	94.21 [d]	30.42	30.02	32.15	24.78
Net Assets, end of period
($ x 1,000)	855,875		904,779	1,032,597	896,293	996,131	899,701

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2014 and
October 31, 2013 were 33.82% and 67.47%, respectively.

See notes to financial statements.

The Fund 65

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014				Year Ended October 31,
BASIC Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.62		11.12	10.94	10.80	10.42	9.62
Investment Operations:
Investment income—net[a]	.13		.27	.32	.36	.37	.41
Net realized and unrealized
gain (loss) on investments	.04		(.43)	.22	.16	.40	.82
Total from
Investment Operations	.17		(.16)	.54	.52	.77	1.23
Distributions:
Dividends from
investment income—net	(.14)		(.31)	(.36)	(.38)	(.39)	(.43)
Dividends from net realized
gain on investments	(.14)		(.03)	—	—	—	—
Total Distributions	(.28)		(.34)	(.36)	(.38)	(.39)	(.43)
Net asset value,
end of period	10.51		10.62	11.12	10.94	10.80	10.42
Total Return (%)	1.56	[b]	(1.50)	5.01	4.94	7.55	12.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	[c]	.16	.16	.15	.16	.16
Ratio of net expenses
to average net assets	.15	[c]	.15	.15	.15	.15	.15
Ratio of net investment income
to average net assets	2.55	[c]	2.50	2.92	3.31	3.52	4.05
Portfolio Turnover Rate	60.78	[b,d]	94.21 [d]	30.42	30.02	32.15	24.78
Net Assets, end of period
($ x 1,000)	1,299,858		1,249,280	1,486,179	1,427,047	1,249,324	932,049

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2014 and
October 31, 2013 were 33.82% and 67.47%, respectively.

See notes to financial statements.

66

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks to match the total return of the Barclays U.S.Aggregate Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and BASIC. Investor shares and BASIC shares are offered to any investor. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance

The Fund 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

68

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or compara-

The Fund 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ble issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	9,981,071	—	9,981,071
Commercial
Mortgage-Backed	—	37,985,462	—	37,985,462
Corporate Bonds†	—	507,190,689	—	507,190,689
Foreign Government	—	106,974,617	—	106,974,617
Municipal Bonds†	—	19,722,651	—	19,722,651
Mutual Funds	133,404,408	—	—	133,404,408
U.S. Government
Agencies/
Mortgage-Backed	—	742,099,698	—	742,099,698
U.S. Treasury	—	752,042,166	—	752,042,166
Liabilities ($)
Other Financial
Instruments:
TBA Sales
Commitments	—	(36,341,786)	—	(36,341,786)

†	See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

70

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of New York Mellon earned $21,611 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	68,659,201	184,011,588	128,811,860	123,858,929	5.7
Dreyfus
Institutional
Cash
Advantage
Fund	9,749,007	53,034,984	53,238,512	9,545,479.4
Total	78,408,208	237,046,572	182,050,372	133,404,408	6.1

The Fund 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

72

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $62,758,485 and long-term capital gains $5,561,793.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce

The Fund 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $76,623.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. The BASIC shares bear no Distribution Plan fee. During the period ended April 30, 2014, Investor shares were charged $1,078,104 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $264,185 and Distribution Plan fees $174,767, which are offset against an expense reimbursement currently in effect in the amount of $12,712.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $1,297,965,240 and $1,317,358,172, respectively, of which $575,661,387 in purchases and $577,166,921 in sales were from mortgage dollar transactions.

74

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

To-Be-Announced (“TBA”) Securities: During the period ended April 30, 2014, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools.TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.”The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At April 30, 2014, accumulated net unrealized appreciation on investments was $59,362,124, consisting of $73,796,490 gross unrealized appreciation and $14,434,366 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 75

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

76

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally ranked third of the three to five funds in the Performance Group for the various periods (except for the ten-year period when the fund’s performance was higher than the one other funds in the Performance Group) and was below the Performance Universe medians for the various periods.The Board also noted that the fund’s yield performance was at or above the Performance Group medians for eight of the ten one-year periods ended December 31st and above the Performance Universe median for seven of the ten one-year periods ended December 31st. The Board noted the narrow spread of returns of funds in the Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 77

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

78

The Board considered on advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 79

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

80

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Disciplined
Stock Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Disciplined Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses.Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2013, through April 30, 2014, as provided by Sean P. Fitzgibbon and John Bailer, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Disciplined Stock Fund produced a total return of 5.04%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 8.35% for the same period.2

Stocks rallied during the reporting period amid signs of continued growth in the U.S. economy. While the fund shared in the market’s gains, disappointing results in the energy and information technology sectors caused returns to trail the benchmark.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in stocks, with a focus on large-cap companies.The fund invests in a diversified portfolio of growth and value stocks, with sector weightings and risk characteristics generally similar to those in the S&P 500 Index. We choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.The result is a portfolio of carefully selected stocks, with overall performance determined by a large number of securities.

Markets Rose Despite Headwinds

Encouraging economic data showing strong U.S. economic growth drove stocks higher during final months of 2013. Growth- and momentum-oriented equities that tend to be more sensitive to economic conditions led the way, while traditionally defensive, value-oriented stocks generally lagged. However, severe winter weather slowed U.S. growth at the beginning of 2014.At the same time concerns resurfaced regarding economic slowdowns in the emerging markets, causing the U.S. market to give back some of its gains in late January and early February 2014.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

As winter gave way to spring, the U.S. economy appeared to rebound, as evidenced by falling unemployment rates and rising manufacturing activity. However, key emerging markets continued to experience economic slowdowns, and rising geopolitical tensions surrounding developments in Ukraine further exacerbated investor concerns. Although U.S. stocks rose to new record highs in March 2014, the renewed advance was led by more defensive, value-oriented stocks, a change in market leadership that persisted through the remainder of the reporting period.

Shift to Value Undermined the Fund’s Gains

While the fund benefited from market strength during the reporting period, its relative performance was hurt by the mid-period shift in favor of value-oriented stocks.The fund’s weakest relative performance occurred in the energy sector, where it held underweighted exposure to comparatively slow growing oil and gas giant ExxonMobil, which rose sharply during the value-led market rebound. In the information technology sector, previously beaten down stocks led the rebound, including Hewlett-Packard, rather than the fund’s faster growing holdings, such as Google and Twitter. Finally, the fund held no exposure to the traditionally defensive utilities sector, which surged along with value-oriented stocks in late winter.

On a more positive note, the fund enhanced returns in the financials sector by adding exposure to attractively valued companies that we believed were well positioned to benefit from improving economic fundamentals and the potential for rising interest rates. Top performers included asset management and brokerage firms, such as The Charles Schwab Corporation and Ameriprise Financial, and diversified financials, such as exchange operator The NASDAQ OMX Group and investment and insurance services provider Voya Financial. In the basic materials sector, good stock selections included producers of construction materials, such as Martin Marietta Materials, which gained favor with investors when its acquisition of Texas Industries expanded the company’s exposure to the domestic energy boom.Vulcan Materials reported better-than-expected fourth quarter earnings and revenues.The fund also added value by reducing its exposure to the consumer discretionary sector, taking profits after the group rallied over the first half of the reporting period.

4

Positioned for Further U.S. Growth

The past winter’s chilling effects on economic growth and geopolitical developments in Ukraine have increased investor uncertainties and sparked heightened volatility in equity markets. Nevertheless, recent employment reports, manufacturing data and other key indicators suggest that the U.S. economic recovery remains on track.With much of Europe at an earlier stage in the recovery process and with leading emerging economies continuing to struggle, the United States seems likely to remain the leading driver of domestic and global growth for the foreseeable future.

As of the reporting period’s end, the fund held overweighted exposure to the financials sector, where many attractively valued companies appeared poised to benefit from economic growth and rising bond yields.We also increased the fund’s exposure to the health care and technology sectors to take advantage of recent weakness in companies offering strong growth potential. Conversely, we reduced the fund’s consumer discretionary exposure to roughly market weight.The fund held no exposure to the utilities sector, and underweight exposure to the telecommunications services and industrial sectors, where we see few near-term catalysts for growth.

May 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$5.08
Ending value (after expenses)	$1,050.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$5.01
Ending value (after expenses)	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

Common Stocks—99.6%	Shares		Value ($)
Automobiles & Components—.8%
General Motors	136,240		4,697,555
Banks—10.9%
Bank of America	826,470		12,512,756
Citigroup	153,450		7,351,790
JPMorgan Chase & Co.	253,740		14,204,365
PNC Financial Services Group	128,260		10,778,970
Regions Financial	1,028,370		10,427,672
Wells Fargo & Co.	159,370		7,911,127
			63,186,680
Capital Goods—7.8%
Cummins	54,160		8,170,036
Danaher	96,510		7,081,904
Eaton	117,760		8,554,086
Fluor	68,110		5,155,927
Honeywell International	50,810		4,720,249
Owens Corning	131,300		5,363,605
Precision Castparts	22,810		5,772,983
			44,818,790
Consumer Durables & Apparel—2.0%
PVH	47,590		5,975,876
Whirlpool	35,700		5,475,666
			11,451,542
Diversified Financials—5.3%
Ameriprise Financial	69,950		7,808,518
Berkshire Hathaway, Cl. B	72,400	[a]	9,328,740
Goldman Sachs Group	31,100		4,970,402
Voya Financial	243,320		8,611,095
			30,718,755
Energy—10.0%
Anadarko Petroleum	51,360		5,085,667
EOG Resources	52,860		5,180,280
Exxon Mobil	197,450		20,220,855
Occidental Petroleum	162,320		15,542,140
Schlumberger	66,720		6,775,416
Valero Energy	84,430		4,826,863
			57,631,221

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food & Staples Retailing—3.4%
Costco Wholesale	76,980		8,905,046
CVS Caremark	147,060		10,694,203
			19,599,249
Food, Beverage & Tobacco—5.9%
Archer-Daniels-Midland	208,200		9,104,586
Coca-Cola Enterprises	108,240		4,918,426
Mondelez International, Cl. A	263,600		9,397,340
Philip Morris International	122,140		10,434,420
			33,854,772
Health Care Equipment & Services—4.8%
Cardinal Health	80,590		5,601,811
McKesson	41,690		7,053,531
Medtronic	118,990		6,998,992
UnitedHealth Group	107,540		8,069,802
			27,724,136
Insurance—3.9%
American International Group	107,670		5,720,507
Hartford Financial Services Group	329,160		11,806,969
Prudential Financial	64,500		5,203,860
			22,731,336
Materials—3.6%
Dow Chemical	107,500		5,364,250
Martin Marietta Materials	39,800	[b]	4,948,334

Praxair	43,740		5,710,257
Vulcan Materials	77,790		5,019,789
			21,042,630
Media—2.9%
Twenty-First Century Fox, Cl. A	117,340		3,757,227
Walt Disney	167,580		13,295,797
			17,053,024
Pharmaceuticals, Biotech &
Life Sciences—11.6%
AbbVie	184,570		9,612,406
Agilent Technologies	82,720		4,470,189
Biogen Idec	23,660	[a]	6,793,259
Gilead Sciences	99,160	[a]	7,783,068
Merck & Co.	211,220		12,369,043

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Mylan	125,310	[a]	6,363,242
Pfizer	633,864		19,827,266
			67,218,473
Retailing—5.1%
Amazon.com	24,700	[a]	7,512,011
Kohl’s	111,600		6,114,564
Lowe’s	152,880		7,018,721
Macy’s	154,370		8,865,469
			29,510,765
Semiconductors & Semiconductor
Equipment—2.9%
Applied Materials	271,640		5,177,458
Texas Instruments	110,380		5,016,771
Xilinx	141,550		6,679,745
			16,873,974
Software & Services—8.8%
Accenture, Cl. A	139,020		11,152,184
Google, Cl. A	16,040	[a]	8,579,475
Google, Cl. C	16,040	[a]	8,447,626
Microsoft	332,770		13,443,908
Twitter	42,180	[b]	1,643,755
Visa, Cl. A	37,180		7,533,040
			50,799,988
Technology Hardware &
Equipment—9.1%
Amphenol, Cl. A	61,880		5,900,258
Apple	35,770		21,107,519
Cisco Systems	174,400		4,030,384
EMC	466,450		12,034,410
Hewlett-Packard	131,550		4,349,043
Seagate Technology	94,610		4,974,594
			52,396,208
Transportation—.8%
FedEx	32,030		4,364,088
Total Common Stocks
(cost $482,983,591)			575,673,186

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,383,520)	6,383,520 [c]	6,383,520
Total Investments (cost $489,367,111)	100.7%	582,056,706
Liabilities, Less Cash and Receivables	(.7%)	(3,868,111)
Net Assets	100.0%	578,188,595

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was $6,098,340 and the value of the collateral held by the fund was $6,383,520.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals,		Insurance	3.9
Biotech & Life Sciences	11.6	Materials	3.6
Banks	10.9	Food & Staples Retailing	3.4
Energy	10.0	Media	2.9
Technology Hardware & Equipment	9.1	Semiconductors &
Software & Services	8.8	Semiconductor Equipment	2.9
Capital Goods	7.8	Consumer Durables & Apparel	2.0
Food, Beverage & Tobacco	5.9	Money Market Investment	1.1
Diversified Financials	5.3	Automobiles & Components	.8
Retailing	5.1	Transportation	.8
Health Care Equipment & Services	4.8		100.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,098,340)—Note 1(b) :
Unaffiliated issuers	482,983,591	575,673,186
Affiliated issuers	6,383,520	6,383,520
Receivable for investment securities sold		8,583,121
Dividends and securities lending income receivable		378,415
Receivable for shares of Capital Stock subscribed		3,539
		591,021,781
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		468,928
Cash overdraft due to Custodian		633,058
Liability for securities on loan—Note 1(b)		6,383,520
Payable for investment securities purchased		4,948,756
Payable for shares of Capital Stock redeemed		398,924
		12,833,186
Net Assets ($)		578,188,595
Composition of Net Assets ($):
Paid-in capital		442,525,234
Accumulated undistributed investment income—net		799,810
Accumulated net realized gain (loss) on investments		42,173,956
Accumulated net unrealized appreciation
(depreciation) on investments		92,689,595
Net Assets ($)		578,188,595
Shares Outstanding
(245 million shares of $.001 par value Capital Stock authorized)		16,317,004
Net Asset Value, offering and redemption price per share ($)		35.43

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,392,603
Affiliated issuers	831
Income from securities lending—Note 1(b)	35,199
Total Income	4,428,633
Expenses:
Management fee—Note 3(a)	2,628,345
Distribution fees—Note 3(b)	292,038
Directors’ fees—Note 3(a,c)	19,669
Loan commitment fees—Note 2	2,338
Interest expense —Note 2	121
Total Expenses	2,942,511
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(19,669)
Net Expenses	2,922,842
Investment Income—Net	1,505,791
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	42,473,291
Net unrealized appreciation (depreciation) on investments	(14,924,665)
Net Realized and Unrealized Gain (Loss) on Investments	27,548,626
Net Increase in Net Assets Resulting from Operations	29,054,417

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	1,505,791	4,956,965
Net realized gain (loss) on investments	42,473,291	103,987,540
Net unrealized appreciation
(depreciation) on investments	(14,924,665)	12,865,227
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,054,417	121,809,732
Dividends to Shareholders from ($):
Investment income—net	(1,828,423)	(5,061,683)
Net realized gain on investments	(93,094,247)	—
Total Dividends	(94,922,670)	(5,061,683)
Capital Stock Transactions ($):
Net proceeds from shares sold	6,724,074	15,463,686
Dividends reinvested	90,730,903	4,724,966
Cost of shares redeemed	(37,423,145)	(75,471,704)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	60,031,832	(55,283,052)
Total Increase (Decrease) in Net Assets	(5,836,421)	61,464,997
Net Assets ($):
Beginning of Period	584,025,016	522,560,019
End of Period	578,188,595	584,025,016
Undistributed investment income—net	799,810	1,122,442
Capital Share Transactions (Shares):
Shares sold	184,903	435,384
Shares issued for dividends reinvested	2,651,339	136,994
Shares redeemed	(1,034,718)	(2,105,519)
Net Increase (Decrease) in Shares Outstanding	1,801,524	(1,533,141)

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	40.23		32.56	29.35	28.54	24.51	22.77
Investment Operations:
Investment income—net[a]	.09		.32	.27	.23	.18	.25
Net realized and unrealized
gain (loss) on investments	1.70		7.67	3.22	.79	4.01	1.83
Total from Investment Operations	1.79		7.99	3.49	1.02	4.19	2.08
Distributions:
Dividends from
investment income—net	(.13)		(.32)	(.28)	(.21)	(.16)	(.34)
Dividends from net realized
gain on investments	(6.46)		—	—	—	—	—
Total Distributions	(6.59)		(.32)	(.28)	(.21)	(.16)	(.34)
Net asset value, end of period	35.43		40.23	32.56	29.35	28.54	24.51
Total Return (%)	5.04	[b]	24.72	11.95	3.56	17.13	9.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses
to average net assets	1.00	[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.52	[c]	.90	.85	.76	.65	1.18
Portfolio Turnover Rate	42.71	[b]	118.87	70.82	84.19	78.04	103.96
Net Assets, end of period
($ x 1,000)	578,189		584,025	522,560	516,493	586,726	535,164

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities

16

market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments.

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	575,673,186	—	—	575,673,186
Mutual Funds	6,383,520	—	—	6,383,520

† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus and its affiliates, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to

18

return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of NewYork Mellon earned $11,520 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)

Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,002,619	52,452,617	56,455,236	—	—
Dreyfus
Institutional
Cash
Advantage
Fund	—	35,740,396	29,356,876	6,383,520	1.1
Total	4,002,619	88,193,013	85,812,112	6,383,520	1.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $5,061,683. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $22,100 with a related weighted average annualized interest rate of 1.10%.

20

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $19,669.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of its average daily net assets to compensate BNY Mellon and the Manager for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2014, the fund was charged $292,038 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $421,279 and Distribution Plan fees $47,649.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $250,602,489 and $283,735,410, respectively.

At April 30, 2014, accumulated net unrealized appreciation on investments was $92,689,595, consisting of $97,884,920 gross unrealized appreciation and $5,195,325 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods (ranking in the fourth quartile of the Performance Group), except for the two-year period when the fund’s performance was at the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

A Dreyfus representative noted that the fund performed well in 2012

24

relative to the fund’s benchmark but underperformed in 2013, primarily due to underperformance in the information technology sector. Representatives of Dreyfus discussed the proprietary quantitative model used to identify and rank stocks and noted that the model screens each stock for relative attractiveness within its economic sector and industry and that the portfolio managers review model outputs on a regular basis, and maintain the flexibility to adapt the screening criteria to changes in market conditions. Representatives of Dreyfus further noted that the screening criteria, which had not been effective in the information technology sector, had been adjusted during the year and noted that the fund’s relative performance in the second half of 2013 was improved from that of the first half of 2013.The Board also approved a new primary portfolio manager, John C. Bailer, to manage the fund along with Sean Fitzgibbons, the fund’s current primary portfolio manager. Dreyfus representatives discussed and expressed continued confidence in the investment approach notwithstanding the relative underperformance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and at the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide

26

assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

28

For More Information

Ticker Symbol: DDSTX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Money Market

Reserves

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Money Market Reserves

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Reserves, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently declined due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather.As a result,Treasury yields ended the reporting period close to where they began. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Patricia Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Money Market Reserves’ Investor shares produced an annualized yield of 0.00%, and Class R shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Investor shares and Class R shares also produced annualized effective yields of 0.00% and 0.00%, respectively.1

In contrast to heightened volatility in stock and long-term bond markets stemming from global economic and political uncertainty, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities; certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party agreements; asset-backed securities; domestic and foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest.

Mixed Economic Data Produced Greater Uncertainty

While the U.S. economic recovery had gained momentum in the months before the start of the reporting period as housing markets rebounded and the unemployment rate fell to 7.3%, other, more disappointing economic indicators and a U.S. government shutdown in October 2013 troubled some analysts.These developments prompted

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the Federal Reserve Board (the “Fed”) to unexpectedly refrain from tapering its quantitative easing program, a move that monetary policymakers had signaled the previous spring.

November showed a more robust recovery, including the creation of 274,000 new jobs and a decline in the unemployment rate to 7.0%. Moreover, manufacturing activity accelerated in December as new orders reached their highest level in four years. The Fed responded to improved economic data by modestly reducing its monthly bond purchases for the first time since the program began, which helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years. However, only 84,000 new jobs were created in December, even though the unemployment rate slid to 6.7%. It later was announced that the U.S. economy grew at a moderate 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that steeper-than-expected downturns in the emerging markets could dampen the U.S. recovery. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with 144,000 new jobs, and the Fed announced its second reduction in quantitative easing at its January meeting. The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains.Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP expanded at only a 0.01% rate over the first quarter of the year, in part due to unusually harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring. 288,000 new jobs were created across a broad range of industries during the month.The unemployment

4

rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce. The Fed announced another gradual cutback in quantitative easing in April.

Short-Term Rates Likely to Stay Low

Despite a degree of turbulence among intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.

As we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good liquidity characteristics.

May 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings, and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Reserves from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Investor Shares	Class R Shares
Expenses paid per $1,000†	$ .74	$.74
Ending value (after expenses)	$1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.75	$.75
Ending value (after expenses)	$1,024.05	$ 1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .15% for Investor shares and .15% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—24.1%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 8/12/14	8,000,000		8,000,000
Credit Industriel et Commercial (Yankee)
0.15%, 5/6/14	5,000,000		5,000,000
Mizuho Bank (Yankee)
0.20%, 8/1/14	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.22%, 5/29/14	8,000,000		8,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 9/12/14	5,000,000	[a]	5,000,000
Toronto Dominion Bank NY (Yankee)
0.16%, 5/22/14	5,000,000		5,000,116
Wells Fargo Bank, NA
0.21%—0.27%, 5/1/14—6/9/14	10,000,000	[b]	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $51,000,116)			51,000,116

Commercial Paper—32.7%
Bank of Nova Scotia
0.20%, 5/1/14	5,000,000		5,000,000
BNP Paribas Finance Inc.
0.20%, 7/7/14	5,000,000		4,998,139
Caisse des Depots et Consignations
0.14%, 7/18/14	7,000,000		6,997,877
General Electric Capital Corp.
0.19%, 6/9/14	8,000,000		7,998,353
ING (US) Funding LLC
0.14%, 5/12/14	8,000,000		7,999,658
National Australia Funding (DE) Inc.
0.20%, 7/14/14	8,000,000	[a]	7,996,711
Nordea Bank AB
0.20%, 6/9/14	5,000,000	[a]	4,998,917
NRW Bank
0.12%, 5/14/14	8,000,000	[a]	7,999,668
Societe Generale N.A. Inc.
0.15%, 6/3/14	5,000,000		4,999,312
Sumitomo Mitsui Trust Bank
0.21%, 5/27/14	5,000,000	[a]	4,999,260

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Svenska Handelsbanken Inc.
0.20%, 10/29/14	5,000,000	[a]	4,994,972
Total Commercial Paper
(cost $68,982,867)			68,982,867

Asset-Backed Commercial Paper—10.9%
Collateralized Commercial Paper Program Co., LLC
0.28%, 5/5/14	10,000,000		9,999,689
Metlife Short Term Funding LLC
0.17%, 10/20/14	8,000,000	[a]	7,993,502
Regency Markets No. 1 LLC
0.14%, 5/20/14	5,000,000	[a]	4,999,631
Total Asset-Backed Commercial Paper
(cost $22,992,822)			22,992,822

Time Deposits—21.3%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.06%, 5/1/14	9,000,000		9,000,000
Credit Agricole (Grand Cayman)
0.08%, 5/1/14	9,000,000		9,000,000
Lloyds Bank (London)
0.06%, 5/1/14	9,000,000		9,000,000
Natixis New York (Grand Cayman)
0.09%, 5/1/14	9,000,000		9,000,000
Swedbank (Grand Cayman)
0.08%, 5/1/14	9,000,000		9,000,000
Total Time Deposits
(cost $45,000,000)			45,000,000

Repurchase Agreements—13.2%
Barclays Capital, Inc.
0.04%, dated 4/30/14, due 5/1/14 in the
amount of $3,000,003 (fully collateralized by
$3,060,200 U.S. Treasury Bills, due 7/10/14,
value $3,060,078)	3,000,000		3,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
TD Securities (USA) LLC
0.04%, dated 4/30/14, due 5/1/14 in the
amount of $25,000,028 (fully collateralized by
$2,257,000 U.S. Treasury Inflation Protected
Securities, 0.13%-2.38%, due 7/15/14-1/15/25,
value $2,761,808 and $21,488,200
U.S. Treasury Notes, 1.75%-3.25%,
due 5/31/16-12/31/16, value $22,738,200)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $28,000,000)		28,000,000

Total Investments (cost $215,975,805)	102.2%	215,975,805

Liabilities, Less Cash and Receivables	(2.2%)	(4,637,145)

Net Assets	100.0%	211,338,660

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities amounted to $48,982,661 or 23.2% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	71.0	Finance	3.8
Repurchase Agreements	13.2	Savings & Loans	3.3
Asset-Backed/Banking	4.7	Asset-Backed/Multi-Seller Programs	2.4
Asset-Backed/Insurance	3.8		102.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $28,000,000)—Note 1(b)	215,975,805	215,975,805
Cash		352,339
Interest receivable		19,687
Receivable for shares of Capital Stock subscribed		5,471
		216,353,302
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		14,642
Payable for investment securities purchased		5,000,000
		5,014,642
Net Assets ($)		211,338,660
Composition of Net Assets ($):
Paid-in capital		211,338,354
Accumulated net realized gain (loss) on investments		306
Net Assets ($)		211,338,660

Net Asset Value Per Share
	Investor Shares	Class R Shares
Net Assets ($)	165,319,909	46,018,751
Shares Outstanding	165,319,604	46,018,749
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	164,532
Expenses:
Management fee—Note 2(a)	560,787
Distribution Plan fees (Investor Shares)—Note 2(b)	182,454
Directors’ fees—Note 2(a,c)	17,574
Total Expenses	760,815
Less—reduction in expenses due to undertaking—Note 2(a)	(578,745)
Less—Directors’ fees reimbursed by the Manager—Note 2(a)	(17,574)
Net Expenses	164,496
Investment Income—Net	36
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	634
Net Increase in Net Assets Resulting from Operations	670

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	36	74
Net realized gain (loss) on investments	634	(328)
Net Increase (Decrease) in Net Assets
Resulting from Operations	670	(254)
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(29)	(55)
Class R Shares	(7)	(19)
Total Dividends	(36)	(74)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	111,161,819	116,225,119
Class R Shares	99,608,266	298,961,772
Dividends reinvested:
Investor Shares	29	55
Class R Shares	2	4
Cost of shares redeemed:
Investor Shares	(123,550,502)	(113,175,558)
Class R Shares	(114,901,558)	(333,057,527)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(27,681,944)	(31,046,135)
Total Increase (Decrease) in Net Assets	(27,681,310)	(31,046,463)
Net Assets ($):
Beginning of Period	239,019,970	270,066,433
End of Period	211,338,660	239,019,970

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2014				Year Ended October 31,
Investor Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.003
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.003)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	[c]	.71		.71		.71		.71		.75
Ratio of net expenses
to average net assets	.15	[c]	.18		.25		.24		.29		.66
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.32
Net Assets, end of period
($ x 1,000)	165,320		177,708		174,659		208,675		328,806		355,337

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2014				Year Ended October 31,
Class R Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.004)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52	[c]	.51		.51		.51		.51		.55
Ratio of net expenses
to average net assets	.15	[c]	.18		.25		.24		.29		.52
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.47
Net Assets, end of period
($ x 1,000)	46,019		61,312		95,408		80,785		140,848		155,333

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 2 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	215,975,805
Level 3—Significant Unobservable Inputs	—
Total	215,975,805
† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

18

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $328 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $17,574.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $505,060 for Investor shares and $73,685 for Class R shares during the period ended April 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Board to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2014, Investor shares were charged $182,454 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

20

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $77,426 and Distribution Plan fees $27,853, which are offset against an expense reimbursement currently in effect in the amount of $90,637.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians (by one or two basis points) for all periods, except the fund’s total return performance was above the Performance Group and Performance Universe medians (by two basis points) for the ten-year period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and

24

whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

26

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Opportunistic Emerging
Markets Debt Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic Emerging
Markets Debt Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Emerging Markets Debt Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s quantitative easing program, yields subsequently moderated due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather. As a result,Treasury yields ended the reporting period close to where they began. Corporate-backed bonds and other higher yielding market sectors fared better as underlying credit fundamentals improved in the recovering economy.

We believe that the domestic and global economic recoveries are likely to persist, led by the United States and other developed markets. Such a development could cause long-term interest rates to rise from current levels. However, our portfolio managers have continued to identify pockets of opportunity in areas of the bond market that may have been mispriced. In our judgment, extensive and professional research may be the best way to identify the potential opportunities. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Opportunistic Emerging Markets Debt Fund’s Class A shares produced a total return of 0.55%, Class C shares returned 0.17%, Class I shares returned 0.66%, and Class Y shares returned 0.66%.1 In comparison, the JP Morgan Emerging Markets Bond Global Index (the “Index”), the fund’s benchmark, produced a 3.30% total return and a composite index composed of 50% Emerging Markets local currency bonds (JP Morgan Global Bond Index –Emerging Markets Global Diversified), 25 % U.S. dollar-denominated sovereign and quasi-sovereign bonds (JP Morgan Emerging Markets Bond Index Global) and 25% U.S. dollar-denominated corporate bonds (JP Morgan Corporate Emerging Markets Bond Index Diversified) produced a 0.92% total return for the same period.2 As this is an opportunistic fund, investing across the full range of Emerging Markets fixed income, we believe that the composite benchmark more accurately reflects the market sectors in which the fund invests than the Index.

After pronounced weakness in 2013, emerging-markets bonds rallied over the opening months of 2014 when fears of more severe economic slowdowns proved overblown.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its net assets in debt instruments of emerging market issuers, and in derivative instruments that provide investment exposure to such securities. Bonds and debt instruments of emerging market issuers include those issued by corporations, governments, central banks, or supranational organizations.The fund’s investments may be denominated in U.S. dollars, European euros, Japanese yen, or the local currency of issue.

Our investment process uses in-depth fundamental country, issuer, and currency analysis disciplined by proprietary quantitative valuation models. A “top down” analysis of macroeconomic, financial, and political variables guides country, issuer, and currency allocation.We look for shifts in country fundamentals and consider the risk-adjusted attractiveness of currency, issuer, and duration returns for each country. Using these inputs, we seek to identify the best opportunities on a risk-adjusted basis across emerging market debt instruments, currencies, and local interest rates.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

2014 Rallies Offset Previous Declines

Many of the world’s largest emerging markets faced economic headwinds that undermined investor confidence early in the reporting period. Brazil experienced decelerating economic growth and concerns regarding rising interest rates. Turkey saw slowing growth, a weakening currency, rising foreign corporate debt levels, and domestic political unrest. In China, economic difficulties centered on the lending, construction, and property sectors, where rising debt levels raised concerns. Russia’s involvement in Ukrainian political instability raised the specter of broadening Western sanctions that could hamper key industries. As a result, investors pulled capital out of emerging bond markets in favor of safer havens.

Emerging bond markets began to rebound in mid-January, 2014, when investors began to recognize that the more dire predictions of economic and financial crisis were unlikely to materialize. For example, Indonesia began to show signs of fundamental economic improvement, and inflationary pressures in Brazil proved less troublesome than many had expected. In addition, investors were attracted to compelling valuations in the wake of the markets’ 2013 declines. Consequently, investment capital began to return to many markets, supporting higher currency values and bond prices. Exceptions included Russia and Ukraine, which failed to rebound due to escalating political tensions.

Currency Positions Enhanced Relative Performance

The fund produced positive absolute returns over the reporting period.

U.S. dollar-denominated Emerging Markets bonds outperformed local currency Emerging Markets bonds during the period.This was the key reason for the fund’s underperformance against the Index.

In contrast, currency positioning was a key positive contributor to the fund’s performance against the hybrid benchmark. Favorable currency strategies included a short position in the Czech koruna, which declined when investors responded negatively to intervention by the nation’s central bank. A long position in the Brazilian real fared well, as did underweighted exposure to the Turkish lira.

Among debt securities, Colombian local currency bonds gained value after the country was added to the benchmark. Peruvian and Brazilian bonds also advanced, and the fund benefited from lack of exposure to Ukraine. From an issuer perspective, corporate bonds generally produced positive results.

On the other hand, the fund’s fixed income holdings in Russia hurt performance as did its position in the Russian ruble. Russian markets suffered from the country’s involvement in the Ukrainian crisis and the imposition of sanctions. The fund’s positions in quasi-sovereign bonds, which are issued by state-owned corporations and government agencies, were hurt by exposure to Russia. The fund’s holdings

4

of U.S. dollar-denominated bonds also lagged market averages due to country allocation, in particular holdings in Russia,Venezuela and supranational agencies.

At times during the reporting period, the fund employed interest-rate futures to establish its duration management strategy.

Selectivity Likely to Be Key to Success

We are cautiously optimistic regarding the economic prospects of many, but not all, emerging markets. In our judgment, continued growth in the United States and the developed nations of Europe could fuel greater economic activity in emerging nations. However, market volatility may return as regional economic performance diverges, long-term interest rates rise in developed markets, and geopolitical tensions persist in some areas.

In this environment, we expect emerging bond markets to respond more to local influences than to global developments, suggesting that selectivity among markets and issuers will be more critical to investment success in the months ahead. In addition, we generally have maintained a relatively short average duration among U.S. dollar-denominated securities, but the fund ended the reporting period with a mildly long average duration among local currency-denominated bonds.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rate, political factors and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2015. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: FACTSET - The J.P. Morgan EMBI Global/EMBI Global Diversified series is composed of USD-
denominated Brady bonds, Eurobonds, and Traded loans issued by sovereign and quasi sovereign entities.The
Diversified version limits the weights of the index countries by only including a specified portion of those countries’
eligible current face amounts of debt outstanding.This provides a more even distribution of weights within the countries in the index.The EMBI+ series also tracks the universe of emerging markets bonds but places a stricter liquidity requirement rule for inclusion. In addition quasi-sovereigns are not included in the EMBI+.The Returns and Statistics are available from December 1993.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Emerging Markets Debt Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.22	$9.93	$4.98	$4.98
Ending value (after expenses)	$1,005.50	$1,001.70	$1,006.60	$1,006.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$5.01
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for
Class I and 1.00 for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—91.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Brazil—15.5%
Braskem Finance,
Gtd. Bonds		6.45	2/3/24	200,000		208,500
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	800,000	[b]	296,601
Brazilian Government,
Notes, Ser. B	BRL	6.00	8/15/22	790,000	[c]	856,647
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	670,000		296,001
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	1,250,000		509,657
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	210,000		214,200
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	200,000		206,250
Odebrecht Finance,
Gtd. Notes		7.13	6/26/42	200,000		204,500
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000		202,000
						2,994,356
Chile—2.1%
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	200,000		201,302
Transelec,
Unscd. Notes		4.63	7/26/23	200,000	[d]	204,708
						406,010
China—4.2%
Country Garden Holdings,
Gtd. Bonds		7.25	4/4/21	200,000	[d]	186,000
MIE Holdings,
Gtd. Notes		7.50	4/25/19	200,000	[d]	201,750
Shimao Property Holdings,
Gtd. Notes		6.63	1/14/20	200,000		193,500
Tencent Holdings,
Sr. Unscd. Notes		3.38	5/2/19	230,000	[d]	231,489
						812,739

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Colombia—4.5%
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	153,000,000		86,021
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,022,000,000		565,205
Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	200,000	[d]	206,000
						857,226
Costa Rica—1.3%
Costa Rican Government,
Unscd. Notes		7.00	4/4/44	250,000	[d]	249,375
Curacao—.9%
SUAM Finance,
Gtd. Bonds		4.88	4/17/24	175,000	[d]	175,438
Hungary—3.2%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	200,000	[d]	216,000
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	370,000		394,709
						610,709
Indonesia—6.1%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	2,730,000,000		192,726
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR55	IDR	7.38	9/15/16	63,000,000		5,446
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/17/38	100,000		121,625
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR69	IDR	7.88	4/15/19	1,930,000,000		169,020
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,000,000,000		169,901
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	1,472,000,000		133,225
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,107,000,000		187,122
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000		197,250
						1,176,315

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Kazakhstan—1.1%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000		204,722
Macau—1.0%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		200,500
Malaysia—4.6%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 1/06	MYR	4.26	9/15/16	2,820,000		882,154
Mexico—10.7%
Alpek,
Gtd. Notes		5.38	8/8/23	200,000	[d]	207,750
American Movil,
Gtd. Notes	MXN	8.46	12/18/36	2,600,000		187,856
Comision Federal
de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		199,750
Metalsa,
Gtd. Notes		4.90	4/24/23	235,000		222,663
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	3,545,000		280,214
Mexican Government,
Bonds, Ser. M 10	MXN	8.00	12/17/15	180,000		14,631
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	1,610,000		160,695
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	1,440,000		107,256
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,300,000	[d]	171,312
Red de Carreteras
de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	2,700,000		192,545
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		114,664
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		203,000
						2,062,336

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Nigeria—4.9%
Afren,
Sr. Scd. Notes		6.63	12/9/20	200,000	[d]	202,000
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/5/14	7,600,000	[b]	46,896
Nigerian Government,
Treasury Bills	NGN	0.00	7/10/14	7,600,000	[b]	46,428
Nigerian Government,
Treasury Bills	NGN	0.00	7/24/14	9,400,000	[b]	57,125
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	62,980,000	[b]	381,330
Nigerian Government,
Treasury Bills	NGN	0.00	9/4/14	1,800,000	[b]	10,783
Nigerian Government,
Treasury Bills, Ser. 182	NGN	0.00	9/4/14	4,200,000	[b]	25,144
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	3,800,000	[b]	22,540
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	5,660,000	[b]	33,253
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	1,880,000	[b]	10,924
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	10,160,000		70,358
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	4,930,000		35,751
						942,532
Panama—1.1%
Panamanian Government,
Sr. Unscd. Bonds		8.88	9/30/27	150,000		211,875
Peru—1.2%
Peruvian Government,
Bonds	PEN	6.85	2/12/42	185,000		65,249
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	85,000		30,417
Peruvian Government,
Bonds	PEN	6.95	8/12/31	385,000		141,361
						237,027

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Philippines—2.2%
Petron,
Sub. Bonds		7.50	2/6/49	200,000	[e]	208,250
Philippines Government,
Sr. Unscd. Bonds	PHP	3.90	11/26/22	10,000,000		215,904
						424,154
Poland—2.7%
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	1,230,000		424,769
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	295,000		102,321
						527,090
Russia—8.1%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		127,812
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	200,000	[d]	181,500
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,700,000		395,507
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	100,000		102,000
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	5,900,000		152,779
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	3,185,000		74,078
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	5,495,000		141,983
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	415,000		387,735
						1,563,394
South Africa—5.0%
South African Government,
Sr. Unscd. Bonds,
Ser. R209	ZAR	6.25	3/31/36	3,800,000		266,703
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	575,000		40,479

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Africa (continued)
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	5,330,000		422,571
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	275,000		25,220
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	[d]	206,612
						961,585
Sri Lanka—1.1%
Sri Lankan Government,
Sr. Unscd. Bonds		5.13	4/11/19	200,000	[d]	202,000
Supranational—3.4%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	495,000		463,691
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	200,000	[d]	198,000
						661,691
Thailand—1.5%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	8,800,000	[f]	278,917
Turkey—2.1%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	200,000		210,250
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	200,000	[d]	201,440
						411,690
Venezuela—2.8%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	590,000		532,475
Total Bonds and Notes
(cost $17,990,537)						17,586,310

Short-Term Investments—.1%
U.S. Treasury Bills;
0.07%, 6/12/14
(cost $24,998)				25,000	[g]	25,000

12

Other Investment—6.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,268,000)	1,268,000 [h]	1,268,000

Total Investments (cost $19,283,535)	98.0%	18,879,310
Cash and Receivables (Net)	2.0%	383,775
Net Assets	100.0%	19,263,085

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
IDR—Indonesian Rupiah
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
ZAR—South African Rand
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities were valued at $3,241,374 or 16.8% of net assets.
e Variable rate security—interest rate subject to periodic change.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)	Value (%)
Foreign/Governmental	66.1	Short-Term/Money Market Investments 6.7
Corporate Bonds	25.2	98.0
† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	11	(1,368,641)	June 2014	2,712

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			18,015,535	17,611,310
Affiliated issuers			1,268,000	1,268,000
Cash				26,986
Cash denominated in foreign currencies			60,978	61,143
Receivable for investment securities sold				279,971
Dividends and interest receivable				228,357
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				16,982
Prepaid expenses				52,847
Due from The Dreyfus Corporation and affiliates—Note 3(c)				863
				19,546,459
Liabilities ($):
Payable for investment securities purchased				238,268
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				7,113
Payable for futures variation margin—Note 4				4,641
Accrued expenses				33,352
				283,374
Net Assets ($)				19,263,085
Composition of Net Assets ($):
Paid-in capital				20,022,287
Accumulated distributions in excess of investment income—net				(6,614)
Accumulated net realized gain (loss) on investments				(362,312)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$2,712 net unrealized appreciation on financial futures)				(390,276)
Net Assets ($)				19,263,085

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	9,633,942	14,736	9,613,417	990
Shares Outstanding	801,603	1,228	799,600	82.37
Net Asset Value Per Share ($)	12.02	12.00	12.02	12.02

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	577,956
Dividends;
Affiliated issuers	423
Total Income	578,379
Expenses:
Management fee—Note 3(a)	70,945
Registration fees	40,350
Professional fees	59,744
Shareholder servicing costs—Note 3(c)	12,044
Custodian fees—Note 3(c)	6,684
Prospectus and shareholders’ reports	6,537
Directors’ fees and expenses—Note 3(d)	885
Loan commitment fees—Note 2	90
Distribution fees—Note 3(b)	40
Miscellaneous	13,470
Total Expenses	210,789
Less—reduction in expenses due to undertaking—Note 3(a)	(104,218)
Net Expenses	106,571
Investment Income—Net	471,808
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(166,300)
Net realized gain (loss) on options transactions	(1,984)
Net realized gain (loss) on financial futures	(16,628)
Net realized gain (loss) on swap transactions	(6,447)
Net realized gain (loss) on forward foreign currency exchange contracts	(33,857)
Net Realized Gain (Loss)	(225,216)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(160,670)
Net unrealized appreciation (depreciation) on options transactions	(604)
Net unrealized appreciation (depreciation) on financial futures	2,712
Net unrealized appreciation (depreciation) on swap transactions	4,133
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	11,569
Net Unrealized Appreciation (Depreciation)	(142,860)
Net Realized and Unrealized Gain (Loss) on Investments	(368,076)
Net Increase in Net Assets Resulting from Operations	103,732

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Period Ended
	(Unaudited)	October 31, 2013[a,b]
Operations ($):
Investment income—net	471,808	221,705
Net realized gain (loss) on investments	(225,216)	(55,394)
Net unrealized appreciation
(depreciation) on investments	(142,860)	(247,416)
Net Increase (Decrease) in Net Assets
Resulting from Operations	103,732	(81,105)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(296,509)	(89,741)
Class C	(313)	(71)
Class I	(307,046)	(95,952)
Class Y	(32)	(10)
Total Dividends	(603,900)	(185,774)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,250	10,015,000
Class C	4,994	10,000
Class I	—	9,995,000
Class Y	—	1,000
Dividends reinvested:
Class A	658	185
Class C	45	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	8,947	20,021,185
Total Increase (Decrease) in Net Assets	(491,221)	19,754,306
Net Assets ($):
Beginning of Period	19,754,306	—
End of Period	19,263,085	19,754,306
Undistributed (distribution in excess of)
investment income—net	(6,614)	125,478

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2014	Period Ended
	(Unaudited)	October 31, 2013[a,b]
Capital Share Transactions (Shares):
Class A
Shares sold	280	801,252
Shares issued for dividends reinvested	55	16
Net Increase (Decrease) in Shares Outstanding	335	801,268
Class C
Shares sold	424	800
Shares issued for dividends reinvested	4	—
Net Increase (Decrease) in Shares Outstanding	428	800
Class I
Shares sold	—	799,600
Class Y
Shares sold	—	82.37

a	From June 17, 2013 (commencement of operations) to October 31, 2013.
b	Effective July 1, 2013, the fund commenced offering ClassY shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2014	Period Ended
Class A Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.33	12.50
Investment Operations:
Investment income—net[b]	.29	.13
Net realized and unrealized
gain (loss) on investments	(.23)	(.19)
Total from Investment Operations	.06	(.06)
Distributions:
Dividends from investment income—net	(.37)	(.11)
Net asset value, end of period	12.02	12.33
Total Return (%)[c,d]	.55	(.44)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.35	2.92
Ratio of net expenses to average net assets[e]	1.25	1.25
Ratio of net investment income
to average net assets[e]	4.86	2.92
Portfolio Turnover Rate[d]	51.17	46.60
Net Assets, end of period ($ x 1,000)	9,634	9,881

a	From June 17, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2014	Period Ended
Class C Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.32	12.50
Investment Operations:
Investment income—net[b]	.23	.10
Net realized and unrealized
gain (loss) on investments	(.22)	(.19)
Total from Investment Operations	.01	(.09)
Distributions:
Dividends from investment income—net	(.33)	(.09)
Net asset value, end of period	12.00	12.32
Total Return (%)[c,d]	.17	(.71)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.55	4.64
Ratio of net expenses to average net assets[e]	2.00	2.00
Ratio of net investment income
to average net assets[e]	3.98	2.17
Portfolio Turnover Rate[d]	51.17	46.60
Net Assets, end of period ($ x 1,000)	15	10

a	From June 17, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2014	Period Ended
Class I Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.33	12.50
Investment Operations:
Investment income—net[b]	.30	.14
Net realized and unrealized
gain (loss) on investments	(.23)	(.19)
Total from Investment Operations	.07	(.05)
Distributions:
Dividends from investment income—net	(.38)	(.12)
Net asset value, end of period	12.02	12.33
Total Return (%)[c]	.66	(.38)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.10	2.67
Ratio of net expenses to average net assets[d]	1.00	1.00
Ratio of net investment income
to average net assets[d]	5.11	3.17
Portfolio Turnover Rate[c]	51.17	46.60
Net Assets, end of period ($ x 1,000)	9,613	9,863

a	From June 17, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2014	Period Ended
Class Y Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.33	12.13
Investment Operations:
Investment income—net[b]	.30	.13
Net realized and unrealized
gain (loss) on investments	(.23)	.19
Total from Investment Operations	.07	.32
Distributions:
Dividends from investment income—net	(.38)	(.12)
Net asset value, end of period	12.02	12.33
Total Return (%)[c]	.66	2.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.10	2.34
Ratio of net expenses to average net assets[d]	1.00	1.00
Ratio of net investment income
to average net assets[d]	5.11	3.27
Portfolio Turnover Rate[c]	51.17	46.60
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Emerging Markets Debt Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective seeks to maximize total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. ClassY shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 799,600 of Class A, 800 of Class C and all of the outstanding Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

24

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of secu-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized

26

within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	4,859,576	—	4,859,576
Foreign Government	—	12,726,734	—	12,726,734
Mutual Funds	1,268,000	—	—	1,268,000
U.S. Treasury	—	25,000	—	25,000
Other Financial
Instruments:
Financial Futures††	2,712	—	—	2,712
Forward Foreign
Currency Exchange
Contracts††	—	16,982	—	16,982
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(7,113)	—	(7,113)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	160,000		8,020,000	6,912,000	1,268,000		6.6

28

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $143,997 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013.These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal period ended October 31, 2013 was as follows: ordinary income $185,774. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually

30

agreed, from November 1, 2013 through March 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $104,218 during the period ended April 30, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Standish serves as the fund’s sub-adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more subadvisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any subadviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended April 30, 2014, Class C shares were charged $40 pursuant to the Distribution Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $11,827 and $14, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $185 for transfer agency services and $5 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

32

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $6,684 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,863, Distribution Plan fees $9, Shareholder Services Plan fees $1,981, custodian fees $6,000, Chief Compliance Officer fees $736 and transfer agency fees $28, which are offset against an expense reimbursement currently in effect in the amount of $21,480.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2014, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options, forward contracts and swap transactions, during the period ended April 30, 2014, amounted to $8,966,295 and $9,334,059, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment.The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the under-

34

lying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At April 30, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
October 31, 2013	2,500,000	2,215
Contracts written	190,000	2,280
Contracts terminated:
Contracts closed	190,000	2,280	6,479	(4,199)
Contracts expired	2,500,000	2,215	—	2,215
Total contracts terminated	2,690,000	4,495	6,479	(1,984)
Contracts Outstanding
April 30, 2014	—	—

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Hungarian Forint,
Expiring
5/30/2014 [a]	54,840,000	244,260	247,613	3,353
Indian Rupee,
Expiring
5/23/2014 [b]	8,740,000	143,181	144,169	988
Mexican New Peso,
Expiring:
5/30/2014 [c]	725,000	55,100	55,277	177
5/30/2014 [d]	2,900,000	220,398	221,110	712
Philippines Peso,
Expiring
5/30/2014 [b]	920,000	20,651	20,627	(24)
Polish Zloty,
Expiring:
5/30/2014 [b]	850,000	278,990	280,191	1,201
5/30/2014 [c]	525,000	172,148	173,059	911
5/30/2014 [d]	655,000	214,747	215,912	1,165

36

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Thai Baht,
Expiring:
5/30/2014 [b]	3,050,000	94,405	94,125	(280)
5/30/2014 [c]	1,640,000	50,770	50,611	(159)
5/30/2014 [d]	4,250,000	131,534	131,158	(376)
Turkish Lira,
Expiring
5/30/2014 [e]	1,115,000	519,474	523,771	4,297
Sales:		Proceeds ($)
Brazilian Real,
Expiring:
6/3/2014 [a]	700,000	310,931	310,539	392
6/3/2014 [f]	325,000	144,493	144,179	314
7/2/2014 [a]	1,140,000	499,518	501,628	(2,110)
Chilean Peso,
Expiring
5/30/2014 [b]	135,440,000	240,091	239,169	922
Colombian Peso,
Expiring
5/14/2014 [c]	586,510,000	304,672	302,450	2,222
Indonesian Rupiah,
Expiring
5/21/2014 [b]	1,076,490,000	93,098	92,770	328
Peruvian New Sol,
Expiring:
5/21/2014 [d]	135,000	47,502	47,937	(435)
5/21/2014 [g]	90,000	31,712	31,957	(245)
South African Rand,
Expiring:
5/30/2014 [b]	290,000	27,102	27,431	(329)
5/30/2014 [g]	2,790,000	260,750	263,905	(3,155)
Gross Unrealized
Appreciation				16,982
Gross Unrealized
Depreciation				(7,113)

Counterparties:

a	Morgan Stanley Capital Services
b	JP Morgan Chase Bank
c	Barclays Bank
d	Deutsche Bank
e	Credit Suisse
f	Goldman Sachs International
g	Citigroup

TheFund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At April 30, 2014, there were no interest rate swap agreements outstanding.

38

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	16,982	Foreign exchange risk[2]	(7,113)
Interest rate risk[3]	2,712
Gross fair value of
derivatives contracts	19,694		(7,113)

Statement of Assets and Liabilities location:

1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Includes cumulative appreciation on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Transactions[7]	Total
Interest rate	(16,628)	—	—	(6,447)	(23,075)
Foreign exchange	—	(1,984)	(33,857)	—	(35,841)
Total	(16,628)	(1,984)	(33,857)	(6,447)	(58,916)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Transactions[11]	Total
Interest rate	2,712	—	—	4,133	6,845
Foreign exchange	—	(604)	11,569	—	10,965
Total	2,712	(604)	11,569	4,133	17,810

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[11]	Net unrealized appreciation (depreciation) on swap transactions.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements (“MNA”) in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	16,982	(7,113)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	16,982	(7,113)
Derivatives not subject to MNA or
similar agreements	4,297	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	12,685	(7,113)

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014: †

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Barclays Bank	3,310	(159)	—	—	3,151
Credit Suisse	4,297	—	—	—	4,297
Deutsche Bank	1,877	(811)	—	—	1,066
Goldman Sachs
International	314	—	—	—	314
JP Morgan
Chase Bank	3,439	(633)	—	—	2,806
Morgan Stanley
Capital Services	3,745	(2,110)	—	—	1,635
Total	16,982	(3,713)	—	—	13,269

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(159)	159	—	—	—
Citigroup	(3,400)	—	—	—	(3,400)

40

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Deutsche Bank	(811)	811	—	—	—
JP Morgan
Chase Bank	(633)	633	—	—	—
Morgan Stanley
Capital Services	(2,110)	2,110	—	—	—
Total	(7,113)	3,713	—	—	(3,400)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Interest rate financial futures	942,121
Foreign currency options contracts	791
Forward contracts	4,701,384

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2014:

Average Notional Value ($)
Interest rate swap agreements	426,113

At April 30, 2014, accumulated net unrealized depreciation on investments was $404,225, consisting of $209,216 gross unrealized appreciation and $613,441 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Opportunistic Fixed
Income Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
20	Statement of Options Written
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
54	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic Fixed
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Fixed Income Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s quantitative easing program, yields subsequently moderated due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather. As a result, Treasury yields ended the reporting period close to where they began. Corporate-backed bonds and other higher yielding market sectors fared better as underlying credit fundamentals improved in the recovering economy.

We believe that the domestic and global economic recoveries are likely to persist, led by the United States and other developed markets. Such a development could cause long-term interest rates to rise from current levels. However, our portfolio managers have continued to identify pockets of opportunity in areas of the bond market that may have been mispriced. In our judgment, extensive and professional research may be the best way to identify the potential opportunities. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by David Leduc, CFA, and David Horsfall, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Opportunistic Fixed Income Fund’s Class A shares produced a total return of 3.53%, Class C shares returned 3.15%, Class I shares returned 3.73%, and Class Y shares returned 3.78%.1 In comparison, the Citi 1-Month U.S.Treasury Bill Index (the “Index”) achieved a total return of 0.02% for the same period.2

Stabilizing local economic conditions helped support positive returns in some global bond markets over the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, we typically allocate the fund’s assets across four sectors of the fixed-income market: U.S. high yield bonds rated below investment grade; U.S. government, investment grade corporate and mortgage-backed securities; foreign debt securities of developed markets; and foreign debt securities of emerging markets.

Our analysis of top-down quantitative and macroeconomic factors guides the allocation of assets among market sectors, industries, and positioning along the yield curve. Using fundamental analysis, we seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability, and extensive research into the credit history and current financial strength of the securities’ issuers.

Diverging Economic Conditions Drove Individual Markets

In contrast to previous reporting periods in which global influences dominated fixed-income performance, results from individual bond markets during the reporting period were determined mainly by local conditions. The U.S. economic recovery continued amid strengthening labor markets despite the dampening effects of harsh winter weather, causing yields of U.S.Treasury securities to end the reporting period close to where they began and enabling corporate-backed bonds to gain value. In Europe, growth picked up in core countries, where bond prices were largely unchanged, while long-awaited signs of stability in their banking systems helped

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

support robust gains from sovereign bonds in some of the region’s peripheral countries. In the United Kingdom, economic growth exceeded expectations, weighing on government bond prices.

Japanese sovereign bonds rebounded modestly as the market digested earlier losses stemming from aggressively stimulative monetary and fiscal policies. Some of the world’s emerging markets struggled due to sluggish growth trends and rising geopolitical tensions, causing bond prices to fall, while other emerging bond markets gained value as local economic concerns eased.

In this mixed environment, corporate-backed securities and other higher yielding bond market sectors produced higher returns, on average, than sovereign bonds.

Fund Strategies Buoyed Relative Performance

The fund’s strategies proved effective as local bond market performances diverged over the reporting period. From a sector allocation perspective, our emphasis on higher yielding market sectors added significant value. Results were especially strong from U.S. and European corporate bonds, including both investment-grade and high yield securities.The fund also received strong contributions from U.S. asset-backed securities and commercial mortgage-backed securities.

Although disappointments during the reporting period were relatively mild, underweighted exposure to German bunds detracted marginally from the fund’s relative results. Likewise, currencies generally had little material impact on relative performance over the reporting period, but a light position in the euro prevented the fund from participating more fully in its gains.

The fund made extensive use of derivative instruments during the reporting period, including currency forward contracts to hedge currency exposures, interest-rate futures to establish the fund’s duration positioning, options to protect against unexpected market turbulence, and credit default swaps to manage credit risks.

Strategies for a Changing Market Environment

After several years of globally accommodative monetary policies, low interest rates, and elevated yield differences along the markets’ maturity and credit quality ranges, we believe that global bond markets are adjusting to new economic realities. For example, the Federal Reserve Board and other central banks have begun to withdraw market liquidity as their economies show evidence of accelerating growth. Moreover, some governments have tightened regulations for fixed-income trading, and yield and credit

4

spreads have narrowed. In our judgment, these factors may contribute to greater divergence in the performance of individual bond markets in the months ahead.

Therefore, we have positioned the fund to reduce its emphasis on market- and sector-wide influences and increase its focus on individual security selections.We recently reduced the fund’s holdings of certain corporate bonds and European sovereign bonds that reached richer valuations, redeploying those assets, in part, to U.S.Treasury securities and Treasury Inflation Protected Securities that offered better relative values. As a result, the fund ended the reporting period with overweighted exposure to the United States and a correspondingly light position in international markets. We also set the fund’s average duration in a relatively short position in anticipation of rising long-term interest rates.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Class I and ClassY shares are not subject to any initial or deferred sales changes. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by the
Dreyfus Corporation pursuant to an agreement in effect through March 1, 2015, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: CITI. U.S.Treasury Bill Indices.These indices measure return equivalents of yield averages that are not marked to market. For example, the U.S. 1-Month and 3-Month Treasury Bill Indices consist of the last one-month and three-month Treasury bill month-end rates, respectively. Returns for these indices are calculated on a monthly basis only.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Fixed Income Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.25	$8.76	$4.04	$3.13
Ending value (after expenses)	$1,035.30	$1,031.50	$1,037.30	$1,037.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.21	$8.70	$4.01	$3.11
Ending value (after expenses)	$1,019.64	$1,016.17	$1,020.83	$1,021.72

† Expenses are equal to the fund’s annualized expense ratio of 1.04% for Class A, 1.74% for Class C, .80% for
Class I and .62% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—95.3%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset—Backed Certificates—1.3%
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,620,000	[b]	2,637,790
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	710,000	[b]	722,425
					3,360,215
Asset-Backed Ctfs./
Auto Receivables—7.2%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.50	6/15/17	235,000	[b,c]	235,473
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	[b]	167,095
American Credit Acceptance
Receivables, Ser. 2014-2, Cl. B	2.26	3/10/20	580,000	[b]	579,434
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	400,000		401,646
AmeriCredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		720,956
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	[b]	252,834
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,000,000		2,005,269
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	185,000		185,362
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	4,800,000	[b]	4,799,496
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	1,085,000	[b]	1,106,420
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	1,125,000	[b]	1,139,937
DT Auto Owner Trust,
Ser. 2013-2A, Cl. D	4.18	6/15/20	1,825,000	[b]	1,879,082
Exeter Automobile Receivables
Trust, Ser. 2014-1A, Cl. B	2.42	1/15/19	715,000	[b]	719,298
Exeter Automobile Receivables
Trust, Ser. 2013-1A, Cl. C	3.52	2/15/19	1,000,000	[b]	1,028,384
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. C	4.35	1/15/19	725,000	[b]	748,130
Ford Credit Floorplan Master Owner
Trust, Ser. 2013-1, Cl. D	1.82	1/15/18	300,000		302,413

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	325,000	[b]	328,955
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. C	1.81	4/15/19	850,000		855,991
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. C	2.25	6/17/19	575,000		578,668
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		613,425
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		249,352
					18,897,620
Asset-Backed Ctfs./
Home Equity Loans—5.9%
ACE Securities,
Ser. 2006-HE2, Cl. A2C	0.31	5/25/36	1,207,545	[c]	1,019,586
ACE Securities,
Ser. 2004-HE4, Cl. M2	1.13	12/25/34	418,361	[c]	398,442
Asset Backed Funding Certificates,
Ser. 2006-OPT3, Cl. A3B	0.31	11/25/36	322,523	[c]	173,554
Asset Backed Funding Certificates,
Ser. 2007-NC1, Cl. A1	0.37	5/25/37	1,261,140	[b,c]	1,154,783
Bear Stearns Asset Backed
Securities, Ser. 2004-FR2, Cl. M3	1.95	6/25/34	759,300	[c]	731,100
Carrington Mortgage Loan Trust,
Ser. 2006-NC2, Cl. A2	0.24	6/25/36	666,343	[c]	652,631
Chase Funding Trust,
Ser. 2004-2, Cl. 1A4	5.32	2/26/35	204,211		207,226
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.94	7/25/36	239,562	[c]	244,863
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2B	0.29	12/25/36	401,019	[c]	353,820
Colony American Homes,
Ser. 2014-1A, Cl. E	3.05	5/17/31	1,100,000	[b,c]	1,073,893
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.31	4/25/36	1,029,688	[c]	817,876
GSAMP Trust,
Ser. 2007-HE1, Cl. A2B	0.25	3/25/47	1,697,969	[c]	1,659,741

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.14	1/25/35	347,891	[c]	334,016
HSI Asset Securitization Corp.
Trust, Ser. 2007-WF1, Cl. 2A3	0.32	5/25/37	1,694,886	[c]	1,579,759
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE2, Cl. A3	0.33	2/25/36	205,875	[c]	196,394
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE1, Cl. A3	0.34	5/25/35	368,362	[c]	354,125
JP Morgan Mortgage Acquisition
Corp., Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	1,428,843	[c]	1,447,518
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH5, Cl. A3	0.26	5/25/37	151,078	[c]	146,643
JP Morgan Mortgage Acquisition
Trust, Ser. 2006-HE2, Cl. A4	0.30	7/25/36	408,418	[c]	360,687
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	0.98	2/25/34	79,918	[c]	78,043
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV3	0.30	3/25/37	151,264	[c]	144,197
Residential Asset Mortgage
Products, Ser. 2007-RZ1, Cl. A2	0.31	2/25/37	1,490,652	[c]	1,333,965
Residential Asset Securities
Corp., Ser. 2007-KS4, Cl. A2	0.33	5/25/37	577,567	[c]	560,914
Securitized Asset Backed
Receivables, Ser. 2005-FR3,
Cl. M1	0.86	4/25/35	429,068	[c]	422,675
Structured Asset Securities Corp.
Mortgage Loan Trust,
Ser. 2007-GEL1, Cl. A1	0.25	1/25/37	193,057	[b,c]	189,535
					15,635,986
Commercial Mortgage
Pass-Through Ctfs.—9.3%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	900,000	[b]	900,851
Banc of America Commercial
Mortgage Trust, Ser. 2007-2,
Cl. AJ	5.62	4/10/49	3,130,000	[c]	3,118,231
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AJ	5.27	12/11/38	1,850,000		1,866,251

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. AJ	5.71	6/11/40	700,000	[c]	720,509
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW18,
Cl. AJ	6.16	6/11/50	1,025,000	[c]	1,003,997
Bear Sterns Commercial Mortgage
Securities, Ser. 2005-PW10,
Cl. AJ	5.49	12/11/40	2,950,000	[c]	2,815,822
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. C	2.50	5/15/30	215,000	[b,c]	217,719
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. D	3.00	5/15/30	125,000	[b,c]	125,906
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.52	5/10/35	200,000	[b,c]	176,722
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.71	12/10/49	1,090,000	[c]	1,054,988
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	3,840,000		3,884,955
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	5.05	12/5/31	460,000	[b,c]	484,024
Hilton USA Trust,
Ser. 2013-HLT, Cl. EFX	4.45	11/5/30	915,000	[b,c]	939,923
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	330,000		348,678
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	1,300,000	[c]	1,366,651
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	1,900,000		1,927,110
RREF,
Ser. 2013-LT2, Cl. A	2.83	5/22/28	97,235	[b]	97,221
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ	5.37	11/15/48	1,440,000	[c]	1,406,411
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	1,950,000	[c]	2,007,719
					24,463,688

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary—1.0%
Clear Channel
Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	1,520,000		1,645,400
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	350,000	[b]	521,018
Numericable Group,
Sr. Scd. Bonds		6.00	5/15/22	200,000	[b]	205,000
Numericable Group,
Sr. Scd. Bonds		6.25	5/15/24	350,000	[b]	358,750
						2,730,168
Consumer Staples—.6%
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	1,400,000	[b]	1,443,750
Energy—3.3%
Oasis Petroleum,
Gtd. Notes		6.50	11/1/21	1,125,000		1,209,375
Oasis Petroleum,
Gtd. Notes		6.88	3/15/22	925,000	[b]	1,008,250
Petrobras Global Finance,
Gtd. Notes		2.59	3/17/17	1,125,000	[c]	1,139,062
Plains Exploration & Production,
Gtd. Notes		6.88	2/15/23	3,625,000		4,078,125
Range Resources,
Gtd. Notes		5.00	3/15/23	655,000		671,375
Unit,
Gtd. Notes		6.63	5/15/21	520,000		553,800
						8,659,987
Financial—12.7%
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	2,300,000	[c]	3,293,407
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	910,000	[c]	1,354,502
Banco Internacional del Peru,
Sr. Unscd. Bonds		5.75	10/7/20	240,000	[b,d]	254,100
Bank of Ireland,
Sr. Unscd Notes	EUR	3.25	1/15/19	2,175,000		3,115,461
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	4,080,000	[c,d]	5,306,604

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Credit Suisse Group,
Sub. Notes		6.50	8/8/23	300,000	[b]	335,637
Genworth Holdings,
Gtd. Notes		7.70	6/15/20	3,105,000		3,826,223
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	1,490,000	[b]	1,598,025
Intesa Sanpaolo,
Bank Gtd. Bonds		2.38	1/13/17	1,550,000		1,566,808
Intesa Sanpaolo,
Bank Gtd. Bonds		5.25	1/12/24	1,050,000		1,116,067
LBG Capital Number 1,
Bank Gtd. Bonds		8.00	12/29/49	248,000	[b,c]	270,072
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	900,000		1,508,288
Lloyds Bank,
Sub. Notes		9.88	12/16/21	1,460,000	[c]	1,735,502
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	393,000	[c]	411,667
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,160,000	[c]	1,359,677
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	2,015,000		2,112,717
Royal Bank of Scotland Group,
Sub. Notes		6.10	6/10/23	520,000		551,896
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	525,000		560,670
SLM,
Sr. Unscd. Notes		6.00	1/25/17	945,000		1,032,412
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs		6.50	5/9/37	2,067,000	[b,c]	2,227,193
						33,536,928
Foreign/Governmental—39.2%
Australian Government,
Sr. Unscd. Bonds, Ser. 20CI	AUD	4.00	8/20/20	4,950,000	[e]	8,519,221
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	21,300,000		9,410,191
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	3,000,000		1,223,177
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	6,500,000,000		4,242,172

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,635,000	[b]	1,682,006
Dominican Republic Government,
Sr. Unscd. Bonds		7.45	4/30/44	625,000	[b]	632,058
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	1,340,000	[b]	1,326,600
Icelandic Government,
Unscd. Notes		4.88	6/16/16	4,530,000	[d]	4,767,535
Italian Government,
Bonds	EUR	2.50	5/1/19	3,850,000		5,524,494
KazMunayGas National,
Sr. Unscd. Notes		5.75	4/30/43	1,375,000	[b]	1,251,346
Korea Land & Housing,
Sr. Unscd. Notes		1.88	8/2/17	1,450,000	[b]	1,451,002
Mexican Government,
Bonds, Ser. M 10	MXN	7.75	12/14/17	58,020,000		4,882,346
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	14,200,000		11,452,337
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/5/14	18,000,000	[f]	111,069
Nigerian Government,
Treasury Bills	NGN	0.00	7/10/14	17,800,000	[f]	108,739
Nigerian Government,
Treasury Bills	NGN	0.00	7/24/14	51,600,000	[f]	313,578
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	40,100,000	[f]	242,797
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	9,000,000	[f]	53,384
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	121,300,000	[f]	712,654
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	4,500,000	[f]	26,148
Nigerian Government,
Treasury Bills	NGN	0.00	1/8/15	81,000,000	[f]	465,422
Nigerian Government,
Treasury Bills	NGN	0.00	3/5/15	184,000,000	[f]	1,029,635
Pemex Project
Funding Master Trust,
Gtd. Bonds		6.63	6/15/35	2,280,000		2,565,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Peruvian Government,
Bonds	PEN	5.20	9/12/23	14,800,000		5,014,446
Petroleos de Venezuela,
Sr. Unscd. Notes		4.90	10/28/14	5,000,000		4,857,500
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	7,645,000	[b]	11,737,949
Republic of Argentina,
Sr. Unscd. Bonds		0.00	12/15/35	3,525,000	[c,f]	251,156
Russian Government,
Bonds, Ser. 5079	RUB	7.00	6/3/15	67,500,000		1,880,526
Spanish Government,
Bonds	EUR	3.75	10/31/18	8,193,000		12,450,677
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	3,043,000		4,944,577
						103,129,742
Health Care—.3%
Biomet,
Gtd. Notes		6.50	8/1/20	755,000		829,556
Industrial—.6%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	900,000	[b]	992,250
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	520,000	[b]	549,900
						1,542,150
Information Technology—.1%
First Data,
Gtd. Notes		11.75	8/15/21	365,000		390,550
Materials—2.5%
Anglo American Capital,
Gtd. Notes		4.13	4/15/21	350,000	[b]	351,647
ArcelorMittal,
Sr. Unscd. Notes		6.00	3/1/21	640,000	[c,d]	688,000
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	525,000	[b]	548,625
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	1,350,000	[b]	1,508,625

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Freeport-McMoRan
Copper & Gold,
Gtd. Notes		5.45	3/15/43	800,000		817,962
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	700,000	[b]	1,025,770
Teck Resources,
Gtd. Notes		5.40	2/1/43	1,815,000		1,756,802
						6,697,431
Municipal Bonds—1.0%
Chattanooga-Hamilton County
Hospital Authority, HR
(Erlanger Medical Center)
(Insured; National Public
Finance Guarantee Corp.)		0.38	10/1/27	1,675,000	[c]	1,448,875
Puerto Rico Commonwealth
Aqueduct and Sewer Authority,
Senior Lien Revenue		5.25	7/1/42	1,030,000		690,945
Puerto Rico Commonwealth,
GO		8.00	7/1/35	415,000		384,630
						2,524,450
Residential Mortgage
Pass-Through Ctfs.—2.9%
Bear Stearns Alt-A Trust,
Ser. 2005-4, Cl. 24A1		2.52	5/25/35	1,823,426	[c]	1,791,664
Bear Stearns Asset
Backed-Securities,
Ser. 2005-AC3, Cl. 2A1		5.25	6/25/20	1,325,904		1,256,383
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5		5.50	4/25/34	161,515		168,601
Countrywide Alternative Loan
Trust, Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	328,025		342,544
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2		0.42	7/25/35	75,260	[c]	73,623
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-8, Cl. 9A4		5.50	9/25/35	1,053,266		974,270

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A		6.25	6/25/34	180,000	[c]	183,515
WAMU Mortgage Pass-Through
Certificates, Ser. 2006-AR16,
Cl. 2A1		2.03	12/25/36	2,189,937	[c]	1,873,590
Wells Fargo Mortgage Backed
Securities, Ser. 2005-AR12,
Cl. 2A11		2.62	6/25/35	1,049,660	[c]	1,036,040
						7,700,230
Telecommunication Services—3.6%
Alcatel-Lucent USA,
Sr. Unscd. Bonds		6.45	3/15/29	1,150,000		1,106,875
Altice,
Gtd. Notes		7.75	5/15/22	400,000	[b]	417,500
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	1,500,000	[b]	1,605,000
Intelsat Jackson Holdings,
Gtd. Notes		5.50	8/1/23	1,780,000	[b]	1,748,850
Richland Towers Funding,
Sr. Scd. Notes		4.61	3/15/16	80,850	[b]	83,126
Richland Towers Funding,
Sr. Scd. Notes		7.87	3/15/16	100,000	[b]	105,587
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	275,000		290,125
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	670,000		704,337
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	820,000	[b]	1,458,896
Wind Acquisition Finance,
Gtd. Bonds		7.38	4/23/21	1,850,000	[b]	1,905,500
						9,425,796
U.S. Government Agency/
Mortgage-Backed—.2%
Government National
Mortgage Association I
Ser. 2011-53 (Interest Only)
0.79%, 5/16/51				1,163,988	[c,g]	53,264

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agency/
Mortgage-Backed (continued)
Government National
Mortgage Association I (continued)
Ser. 2012-125 (Interest Only)
0.86%, 2/16/53				4,585,672	[c,g]	323,808
Ser. 2011-77 (Interest Only)
1.22%, 4/16/42				921,769	[c,g]	49,671
						426,743
U.S. Government
Securities—2.2%
U.S. Treasury Inflation
Protected Securities,
Bonds, 1.38%, 2/15/44				5,499,694	[h]	5,813,133
Utilities—1.4%
Electricite de France,
Sub. Notes		5.25	1/29/49	905,000	[b,c]	925,815
Enel,
Sub. Bonds	EUR	5.00	1/15/75	1,775,000	[c]	2,581,638
Enel,
Sub. Bonds		8.75	9/24/73	230,000	[b,c]	265,650
						3,773,103
Total Bonds and Notes
(cost $243,937,437)						250,981,226

Preferred Stocks—1.2%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $2,967,891)				110,675	[c]	3,042,456

				Face Amount
				Covered by
Options Purchased—.2%				Contracts ($)		Value ($)
Call Options—.1%
10-Year USD LIBOR-BBA,
May 2014 @ $2.81				15,100,000		111,891
Euro,
June 2014 @ $1.34				6,400,000		3,341
Euro,
July 2014 @ $1.33				6,100,000		6,813

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Face Amount
	Covered by
Options Purchased (continued)	Contracts ($)		Value ($)
Call Options (continued)
Japanese Yen,
June 2014 @ $105.20	3,100,000		2,394
Japanese Yen,
June 2014 @ $105.20	10,400,000		9,383
Japanese Yen,
July 2014 @ $103.50	5,900,000		45,265
New Zealand Dollar,
September 2014 @ $0.80	4,300,000		26,451
			205,538
Put Options—.1%
10-Year USD LIBOR-BBA,
November 2015 @$ 5.80	1,500,000		1,596
10-Year USD LIBOR-BBA,
July 2014 @ $3.05	14,100,000		53,656
10-Year USD LIBOR-BBA,
May 2014 @ $2.81	15,100,000		82,266
Eurodollar,
December 2014 @ $97.50	1,425,000		277,875
			415,393
Total Options Purchased
(cost $1,047,335)			620,931
	Principal
Short-Term Investments—.7%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $1,869,914)	1,870,000	[i]	1,869,983

Other Investment—2.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,835,826)	6,835,826	[j]	6,835,826

18

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,380,307)	6,380,307 [j]	6,380,307
Total Investments (cost $263,038,710)	102.4%	269,730,729
Liabilities, Less Cash and Receivables	(2.4%)	(6,332,126)
Net Assets	100.0%	263,398,603

BBA—British Bankers Association
GO—General Obligation
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
GBP—British Pound
MXN—Mexican New Peso
NGN—Nigerian Naira
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities were valued at $61,500,827 or 23.3% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was $6,276,704 and the value of the collateral held by the fund was $6,380,307.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
f Security issued with a zero coupon. Income is recognized through the accretion of discount.
g Notional face amount shown.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Held by or on behalf of a counterparty for open financial futures contracts.
j Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Foreign/Governmental	39.2	U.S. Government and Agency/
Corporate Bonds	26.1	Mortgage-Backed	2.4
Asset-Backed	14.4	Preferred Stocks	1.2
Commercial Mortgage-Backed	9.3	Municipal Bonds	1.0
Short-Term/Money Market Investments	5.7	Options Purchased	.2
Residental Mortgage-Backed	2.9		102.4

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	290	34,641,406	June 2014	101,671
Financial Futures Short
Long Gilt	58	(10,804,248)	June 2014	(45,084)
U.S. Treasury 2 Year Notes	93	(20,448,375)	June 2014	(8,649)
U.S. Treasury 10 Year Notes	313	(38,944,047)	June 2014	(61,799)
U.S. Treasury Long Bonds	24	(3,238,500)	June 2014	(30,232)
U.S. Treasury Ultra Long Bonds	1	(147,281)	June 2014	(64)
Gross Unrealized Appreciation				101,671
Gross Unrealized Depreciation				(145,828)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2014 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options:
Eurodollar,
December 2014 @ $97	1,425,000	(114,000)
(premiums received $84,047)

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,276,704)—Note 1(c):
Unaffiliated issuers		249,822,577 256,514,596
Affiliated issuers			13,216,133	13,216,133
Cash				1,564,558
Cash denominated in foreign currencies			585,743	587,362
Receivable for shares of Capital Stock subscribed				5,612,272
Receivable for investment securities sold				3,604,774
Dividends, interest and securities lending income receivable				2,661,364
Swap collateral—Note 4				1,857,570
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				231,777
Unrealized appreciation on swap agreements—Note 4				220,627
Prepaid expenses				29,531
				286,100,564
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				150,018
Payable for investment securities purchased				14,680,658
Liability for securities on loan—Note 1(c)				6,380,307
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				391,308
Payable for shares of Capital Stock redeemed				339,461
Payable for swaps variation margin—Note 4				286,897
Swaps premium received—Note 4				160,833
Outstanding options written, at value (premiums received
$84,047)—See Statement of Options Written—Note 4				114,000
Unrealized depreciation on swap agreements—Note 4				89,810
Payable for futures variation margin—Note 4				59,341
Accrued expenses				49,328
				22,701,961
Net Assets ($)			263,398,603
Composition of Net Assets ($):
Paid-in capital				257,867,993
Accumulated undistributed investment income—net				1,037,170
Accumulated net realized gain (loss) on investments				(1,464,873)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including
($44,157) net unrealized (depreciation) on financial futures and ($651,097)
net unrealized (depreciation) on centrally cleared swap transactions]				5,958,313
Net Assets ($)			263,398,603

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y

Net Assets ($)	130,909,877	25,388,371	106,034,114	1,066,241
Shares Outstanding	9,768,261	1,900,437	7,913,764	79,574
Net Asset Value Per Share ($)	13.40	13.36	13.40	13.40

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	4,554,283
Dividends:
Unaffiliated issuers	46,389
Affiliated issuers	3,263
Income from securities lending—Note 1(c)	11,267
Total Income	4,615,202
Expenses:
Management fee—Note 3(a)	589,477
Shareholder servicing costs—Note 3(c)	224,971
Distribution fees—Note 3(b)	75,160
Custodian fees—Note 3(c)	45,790
Registration fees	35,980
Professional fees	33,993
Prospectus and shareholders’ reports	14,362
Directors’ fees and expenses—Note 3(d)	11,037
Loan commitment fees—Note 2	968
Miscellaneous	30,335
Total Expenses	1,062,073
Less—reduction in expenses due to undertaking—Note 3(a)	(23,750)
Net Expenses	1,038,323
Investment Income—Net	3,576,879
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(192,841)
Net realized gain (loss) on options transactions	(308,913)
Net realized gain (loss) on financial futures	125,254
Net realized gain (loss) on swap transactions	(804,234)
Net realized gain (loss) on forward foreign currency exchange contracts	(440,208)
Net Realized Gain (Loss)	(1,620,942)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	5,094,629
Net unrealized appreciation (depreciation) on options transactions	(220,235)
Net unrealized appreciation (depreciation) on financial futures	597,309
Net unrealized appreciation (depreciation) on swap transactions	666,003
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(789,753)
Net Unrealized Appreciation (Depreciation)	5,347,953
Net Realized and Unrealized Gain (Loss) on Investments	3,727,011
Net Increase in Net Assets Resulting from Operations	7,303,890

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment income—net	3,576,879	1,879,452
Net realized gain (loss) on investments	(1,620,942)	(756,715)
Net unrealized appreciation
(depreciation) on investments	5,347,953	(598,236)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,303,890	524,501
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,145,117)	(884,818)
Class C	(135,259)	(115,882)
Class I	(847,201)	(456,933)
Class Y	(2,075)	(4)
Net realized gain on investments:
Class A	—	(516,249)
Class C	—	(92,019)
Class I	—	(190,453)
Total Dividends	(2,129,652)	(2,256,358)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	62,698,496	73,376,806
Class C	10,656,887	15,344,672
Class I	60,227,236	60,557,738
Class Y	1,052,079	1,000
Dividends reinvested:
Class A	901,517	1,215,069
Class C	90,635	129,298
Class I	377,055	461,447
Class Y	2,063	—
Cost of shares redeemed:
Class A	(21,145,049)	(12,747,712)
Class C	(2,228,873)	(3,223,861)
Class I	(13,618,048)	(11,608,270)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	99,013,998	123,506,187
Total Increase (Decrease) in Net Assets	104,188,236	121,774,330
Net Assets ($):
Beginning of Period	159,210,367	37,436,037
End of Period	263,398,603	159,210,367
Undistributed (distributions in excess of)
investment income—net	1,037,170	(410,057)

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	4,742,335	5,573,735
Shares issued for dividends reinvested	68,435	91,775
Shares redeemed	(1,596,711)	(967,001)
Net Increase (Decrease) in Shares Outstanding	3,214,059	4,698,509
Class Cb
Shares sold	808,284	1,169,452
Shares issued for dividends reinvested	6,898	9,791
Shares redeemed	(169,322)	(245,331)
Net Increase (Decrease) in Shares Outstanding	645,860	933,912
Class I
Shares sold	4,545,283	4,594,684
Shares issued for dividends reinvested	28,629	34,887
Shares redeemed	(1,030,384)	(881,917)
Net Increase (Decrease) in Shares Outstanding	3,543,528	3,747,654
Class Y
Shares sold	79,342	76.51
Shares issued for dividends reinvested	155	—
Net Increase (Decrease) in Shares Outstanding	79,497	76.51

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 1,897 Class C shares representing $25,779 were exchanged for 1,893
Class A shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.08		13.38	12.84	13.44	12.36	10.06
Investment Operations:
Investment income—net[a]	.23		.36	.46	.51	.67	.68
Net realized and unrealized
gain (loss) on investments	.23		(.02)	.64	(.54)	.98	2.23
Total from Investment Operations	.46		.34	1.10	(.03)	1.65	2.91
Distributions:
Dividends from
investment income—net	(.14)		(.37)	(.51)	(.57)	(.57)	(.61)
Dividends from net realized
gain on investments	—		(.27)	(.05)	—	—	—
Total Distributions	(.14)		(.64)	(.56)	(.57)	(.57)	(.61)
Net asset value, end of period	13.40		13.08	13.38	12.84	13.44	12.36
Total Return (%)[b]	3.53	[c]	2.54	8.85	(.24)	13.67	30.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	[d]	1.23	1.51	1.44	1.41	1.53
Ratio of net expenses
to average net assets	1.04	[d]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income
to average net assets	3.50	[d]	2.78	3.58	3.88	5.27	6.25
Portfolio Turnover Rate	118.93	[c]	304.46	267.60	309.54 [e]	172.20	133.04 [e]
Net Assets, end of period
($ x 1,000)	130,910		85,719	24,830	27,735	29,926	24,420

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2011 and
2009, were 303.56% and 123.39%, respectively.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014				Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.03		13.34	12.79	13.39	12.31	10.02
Investment Operations:
Investment income—net[a]	.18		.25	.36	.42	.59	.61
Net realized and unrealized
gain (loss) on investments	.24		(.02)	.64	(.55)	.96	2.22
Total from Investment Operations	.42		.23	1.00	(.13)	1.55	2.83
Distributions:
Dividends from
investment income—net	(.09)		(.27)	(.40)	(.47)	(.47)	(.54)
Dividends from net realized
gain on investments	—		(.27)	(.05)	—	—	—
Total Distributions	(.09)		(.54)	(.45)	(.47)	(.47)	(.54)
Net asset value, end of period	13.36		13.03	13.34	12.79	13.39	12.31
Total Return (%)[b]	3.15	[c]	1.72	8.08	(1.00)	12.81	29.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82	[d]	2.01	2.30	2.22	2.20	2.28
Ratio of net expenses
to average net assets	1.74	[d]	1.85	1.85	1.85	1.85	1.85
Ratio of net investment income
to average net assets	2.79	[d]	1.98	2.84	3.15	4.57	5.57
Portfolio Turnover Rate	118.93	[c]	304.46	267.60	309.54 [e]	172.20	133.04 [e]
Net Assets, end of period
($ x 1,000)	25,388		16,352	4,277	4,746	5,295	5,010

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2011 and
2009, were 303.56% and 123.39%, respectively.

See notes to financial statements.

26

Six Months Ended
April 30, 2014				Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.07		13.38	12.84	13.44	12.36	10.06
Investment Operations:
Investment income—net[a]	.24		.36	.49	.51	.72	.71
Net realized and unrealized
gain (loss) on investments	.24		—	.64	(.50)	.96	2.24
Total from Investment Operations	.48		.36	1.13	.01	1.68	2.95
Distributions:
Dividends from
investment income—net	(.15)		(.40)	(.54)	(.61)	(.60)	(.65)
Dividends from net realized
gain on investments	—		(.27)	(.05)	—	—	—
Total Distributions	(.15)		(.67)	(.59)	(.61)	(.60)	(.65)
Net asset value, end of period	13.40		13.07	13.38	12.84	13.44	12.36
Total Return (%)	3.73	[b]	2.74	9.13	.03	13.99	30.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82	[c]	.96	1.20	1.23	1.16	1.25
Ratio of net expenses
to average net assets	.80	[c]	.85	.85	.85	.85	.85
Ratio of net investment income
to average net assets	3.75	[c]	2.91	3.83	3.87	5.54	6.51
Portfolio Turnover Rate	118.93	[b]	304.46	267.60	309.54 [d]	172.20	133.04 [d]
Net Assets, end of period
($ x 1,000)	106,034		57,138	8,329	7,095	1,469	766

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2011 and
2009, were 303.56% and 123.39%, respectively.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2014		Period Ended
Class Y Shares	(Unaudited)		October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.07		13.07
Investment Operations:
Investment income—net[b]	.21		.13
Net realized and unrealized
gain (loss) on investments	.28		(.07)
Total from Investment Operations	.49		.06
Distributions:
Dividends from investment income—net	(.16)		(.06)
Net asset value, end of period	13.40		13.07
Total Return (%)[c]	3.78		.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.74		.85
Ratio of net expenses to average net assets[d]	.62		.85
Ratio of net investment income
to average net assets[d]	3.92		2.88
Portfolio Turnover Rate	118.93	[c]	304.46
Net Assets, end of period ($ x 1,000)	1,066		1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Fixed Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective seeks to maximize total return through capital appreciation and income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

30

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio secu-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national

32

securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	37,893,821	—	37,893,821
Commercial
Mortgage-Backed	—	24,463,688	—	24,463,688
Corporate Bonds†	—	69,029,419	—	69,029,419
Foreign Government	—	103,129,742	—	103,129,742
Municipal Bonds†	—	2,524,450	—	2,524,450
Mutual Funds	13,216,133	—	—	13,216,133
Preferred Stocks†	—	3,042,456	—	3,042,456
Residential
Mortgage-Backed	—	7,700,230	—	7,700,230
U.S. Government
Agency/
Mortgage-Backed	—	426,743	—	426,743
U.S. Treasury	—	7,683,116	—	7,683,116
Other Financial
Instruments:
Financial Futures††	101,671	—	—	101,671

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments (continued):
Forward Foreign
Currency Exchange
Contracts††	—	231,777	—	231,777
Options Purchased	277,875	343,056	—	620,931
Swaps††	—	220,627	—	220,627
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(145,828)	—	—	(145,828)
Forward Foreign
Currency Exchange
Contracts††	—	(391,308)	—	(391,308)
Swaps††	—	(740,907)	—	(740,907)
Options Written	(114,000)	—	—	(114,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actu-

34

ally received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of New York Mellon earned $3,175 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)

Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,895,124	126,009,270	124,068,568	6,835,826	2.6
Dreyfus
Institutional
Cash
Advantage
Fund	5,268,753	32,745,313	31,633,759	6,380,307	2.4
Total	10,163,877	158,754,583	155,702,327	13,216,133	5.0

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

36

On April 30, 2014, the Board declared a cash dividend of $.020, $.010 $.025 and $.025 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2014 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2014.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss of $311,865 available for federal income tax purposes to be against future net realized capital gains, if any, realized subsequent to October 31, 2013.These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$2,173,863 and long-term capital gains $82,495.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Prior to April 1, 2014, pursuant to a management agreement with the Manager, the management fee was computed at the annual rate of .60% of the value of the fund’s average daily net assets and was payable monthly. Effective April 1, 2014, the Board approved the reduction in management fee to an annual rate of .50% of the value of the fund’s average daily net assets. The Manager had contractually agreed, from November 1, 2013 through March 31, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded .85% of the value of the fund’s average daily net assets.The Manager has contractually agreed, from April 1, 2014 through March 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, C, I and Y shares (excluding certain expenses as described above) do not exceed .65%, .65%, .65% and .60% of the

38

value of the respective class’ average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $23,750 during the period ended April 30, 2014.

During the period ended April 30, 2014, the Distributor retained $5,615 from commissions earned on sales of the fund’s Class A shares and $5,022 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $75,160 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $136,088 and $25,054, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $3,913 for transfer agency services and $5 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $45,790 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,386, Distribution Plan fees $14,806, Shareholder Services Plan fees $31,111, custodian fees $22,470, Chief Compliance Officer fees $736 and transfer agency fees $1,129, which are offset against an expense reimbursement currently in effect in the amount of $20,620.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions,

40

during the period ended April 30, 2014, amounted to $326,961,531 and $229,047,598, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment.The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a spec-

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

42

The following summarizes the fund’s call/put options written during the period ended April 30, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
October 31, 2013	22,716,000	429,250
Contracts written	85,928,000	947,214
Contracts terminated:
Contracts closed	49,721,000	723,783	889,286	(165,503)
Contracts expired	57,498,000	568,634	—	568,634
Total contracts
terminated	107,219,000	1,292,417	889,286	403,131
Contracts outstanding
April 30, 2014	1,425,000	84,047

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014.

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro,
Expiring
5/2/2014 [a]	47,422	65,518	65,790	272
Indian Rupee,
Expiring
5/23/2014 [b]	146,000,000	2,387,572	2,408,321	20,749
Indonesian Rupiah,
Expiring
5/7/2014 [b]	24,790,555,000	2,121,571	2,141,779	20,208
Norwegian Krone,
Expiring:
5/30/2014 [c]	25,505,000	4,233,336	4,285,381	52,045
5/30/2014 [d]	35,595,000	5,921,724	5,980,715	58,991
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
5/1/2014 [a]	465,718	431,315	432,650	(1,335)
5/30/2014 [a]	2,055,000	1,902,930	1,905,071	(2,141)
5/30/2014 [e]	2,210,000	2,047,808	2,048,762	(954)
Brazilian Real,
Expiring:
6/3/2014 [e]	3,085,000	1,371,569	1,368,589	2,980
6/3/2014 [f]	6,605,000	2,933,860	2,930,155	3,705
7/2/2014 [f]	10,755,000	4,712,558	4,732,465	(19,907)
British Pound,
Expiring
5/30/2014 [e]	3,920,000	6,601,692	6,616,927	(15,235)
Colombian Peso,
Expiring:
5/30/2014 [g]	3,278,290,000	1,694,645	1,687,818	6,827
5/30/2014 [h]	5,404,900,000	2,785,457	2,782,696	2,761
Euro,
Expiring:
5/30/2014 [a]	2,065,000	2,861,473	2,864,674	(3,201)
5/30/2014 [b]	5,735,000	7,951,397	7,955,885	(4,488)
5/30/2014 [d]	3,710,000	5,141,652	5,146,702	(5,050)
5/30/2014 [e]	8,680,000	12,012,638	12,041,340	(28,702)
5/30/2014 [f]	3,765,000	5,219,758	5,223,001	(3,243)
5/30/2014 [g]	5,790,000	8,008,959	8,032,184	(23,225)
5/30/2014 [i]	3,330,000	4,614,947	4,619,546	(4,599)
5/30/2014 [j]	5,200,000	7,210,778	7,213,706	(2,928)

44

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Hungarian Forint,
Expiring
5/30/2014 [b]	567,480,000	2,531,154	2,562,276	(31,122)
Indonesian Rupiah,
Expiring
5/7/2014 [e]	24,790,555,000	2,147,298	2,141,779	5,519
Japanese Yen,
Expiring
5/30/2014 [e]	522,940,000	5,145,421	5,116,041	29,380
New Zealand Dollar,
Expiring
5/30/2014 [e]	18,660,000	15,952,348	16,048,162	(95,814)
Peruvian New Sol,
Expiring
5/30/2014 [e]	8,230,000	2,941,702	2,918,440	23,262
South African Rand,
Expiring
5/30/2014 [f]	24,625,000	2,334,344	2,329,266	5,078
Swedish Krona,
Expiring:
5/30/2014 [b]	22,375,000	3,413,641	3,439,218	(25,577)
5/30/2014 [c]	44,195,000	6,706,750	6,793,127	(86,377)
Turkish Lira,
Expiring
5/30/2014 [b]	5,200,000	2,405,292	2,442,702	(37,410)
Gross Unrealized
Appreciation				231,777
Gross Unrealized
Depreciation				(391,308)

Counterparties:
a	Deutsche Bank
b	JP Morgan Chase Bank
c	Barclays Bank
d	UBS
e	Goldman Sachs International
f	Morgan Stanley Capital Services
g	Citigroup
h	HSBC
i	Credit Suisse
j	Royal Bank of Scotland

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating

46

rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by master netting arrangements (“MNA”) between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default.The following summarizes open interest rate swaps entered into by the fund at April 30, 2014:

OTC—Interest Rate Swaps

					Unrealized
Notional	Currency/		(Pay) Receive		Appreciation
Amount ($)	Floating Rate	Counterparties	Fixed Rate (%) Expiration		(Depreciation) ($)

94,900,000	MXN-1 Month	Deutsche	6.74	1/2/2024	128,972
	Libor	Bank
244,400,000	MXN-1 Month	JP Morgan	3.80	1/10/2017	(89,810)
	Libor	Chase Bank
Gross Unrealized
Appreciation					128,972
Gross Unrealized
Depreciation					(89,810)

Centrally Cleared Interest Rate Swaps

Notional		Currency/	(Pay) Receive			Unrealized
Amount ($)		Floating Rate	Fixed Rate (%)	Expiration	Clearinghouse	(Depreciation) ($)

33,000,000	[a]	USD-3 Month	(2.31)	6/15/2021	Chicago	(210,929)
		Libor			Mercantile
					Exchange
33,000,000	[a]	USD-3 Month	(0.90)	3/13/2021	Chicago	(14,897)
		Libor			Mercantile
					Exchange
38,000,000	[b]	USD-3 Month	(2.82)	4/1/2024	Chicago	(338,124)
		Libor			Mercantile
					Exchange

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Centrally Cleared Interest Rate Swaps (continued)

Notional		Currency/	(Pay) Receive			Unrealized
Amount ($)		Floating Rate	Fixed Rate (%)	Expiration	Clearinghouse	(Depreciation) ($)

5,700,000	[b]	USD-6 Month	(1.85)	9/11/2018	Chicago	(87,147)
		Libor			Mercantile
					Exchange
Gross Unrealized
Depreciation						(651,097)

Counterparties:
a	JP Morgan Chase Bank
b	Goldman Sachs International
LIBOR—London Interbank Offer
MXN—Mexican New Peso
USD—U.S. Dollar

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by MNA between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the

48

notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at April 30, 2014:

OTC Credit Default Swaps

				(Pay)			Upfront
				Receive	Implied		Premiums
Reference	Notional			Fixed	Credit	Market	Received	Unrealized
Obligation	Amount ($)[2]		Rate	(%) Spread (%)[3]		Value ($)	(Paid) ($)	Appreciation ($

Sales Contract:[1]
Markit CMBX.NA.
BBB Series 7
1/17/2047 †	2,600,000	[a]		3.00	335.56	(64,090)	(145,474)	81,384
Markit CMBX.NA.
BBB Series 6
5/15/2063 †	2,200,000	[a]		3.00	304.01	(5,088)	(15,359)	10,271
Gross Unrealized
Depreciation								91,655

† Expiration Date
Counterparty:

a	Deutsche Bank
1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as Defaulted indicates a credit event has occurred for the referenced entity.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,3]	757,927	Interest rate risk[1,3]	(886,735)
Foreign exchange risk[2,4]	325,424	Foreign exchange risk[5,6]	(505,308)
Credit risk[3]	91,655
Gross fair value of
derivatives contracts	1,175,006		(1,392,043)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in
Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, is reported in the Statement of Assets and Liabilities.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Outstanding options written, at value.
6	Unrealized depreciation on forward foreign currency exchange contracts.

50

The effective of derivative instruments in the Statement of Operation during the period ended April 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Transactions[10]	Total
Interest rate	125,254	(232,600)	—	(1,648,863)	(1,756,209)
Foreign exchange	—	(76,313)	(440,208)	—	(516,521)
Credit	—	—	—	844,629	844,629
Total	125,254	(308,913)	(440,208)	(804,234)	(1,428,101)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[11]	Transactions[12]	Contracts[13]	Transactions[14]	Total
Interest rate	597,309	41,489	—	480,635	1,119,433
Foreign exchange	—	(261,724)	(789,753)	—	(1,051,477)
Credit	—	—	—	185,368	185,368
Total	597,309	(220,235)	(789,753)	666,003	253,324

Statement of Operations location:
7	Net realized gain (loss) on financial futures.
8	Net realized gain (loss) on options transactions.
9	Net realized gain (loss) on forward foreign currency exchange contracts.
[10] Net realized gain (loss) on swap transactions.
[11] Net unrealized appreciation (depreciation) on financial futures.
[12] Net unrealized appreciation (depreciation) on options transactions.
[13] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[14] Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to MNA or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	343,056	—
Forward contracts	231,777	(391,308)
Swaps	220,627	(89,810)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	795,460	(481,118)
Derivatives not subject to
MNA or similar agreements	1,596	(4,599)
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	793,864	(476,519)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014: †

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Barclays Bank	68,241	(68,241)	—	—	—
Citigroup	35,672	(23,225)	—	—	12,447
Credit Suisse	1,596	—	—	—	1,596
Deutsche Bank	274,555	(6,677)	—	—	267,878
Goldman Sachs
International	64,482	(64,482)	—	—	—
HSBC	2,761	—	—	—	2,761
JP Morgan
Chase Bank	86,222	(86,222)	—	—	—
Morgan Stanley
Capital Services	202,940	(23,150)	—	—	179,790
UBS	58,991	(5,050)	—	—	53,941
Total	795,460	(277,047)	—	—	518,413

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(86,377)	68,241	—	—	(18,136)

52

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Citigroup	(23,225)	23,225	—	—	—
Credit Suisse	(4,599)	—	—	—	(4,599)
Deutsche Bank	(6,677)	6,677	—	—	—
Goldman Sachs
International	(140,705)	64,482	—	—	(76,223)
JP Morgan
Chase Bank	(188,407)	86,222	—	—	(102,185)
Morgan Stanley
Capital Services	(23,150)	23,150	—	—	—
Royal Bank of
Scotland	(2,928)	—	—	—	(2,928)
UBS	(5,050)	5,050	—	—	—
Total	(481,118)	277,047	—	—	(204,071)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Interest rate financial futures	80,870,625
Interest rate options contracts	375,454
Foreign currency options contracts	215,034
Forward contracts	86,635,263

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2014:

Average Notional Value ($)
Interest rate swap agreements	24,769,700,045
Credit default swap agreements	14,737,180

At April 30, 2014, accumulated net unrealized appreciation on investments was $6,692,019, consisting of $7,614,635 gross unrealized appreciation and $922,616 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 53

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014 (the “February Meeting”), the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

54

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance ranked fourth of the eight or nine funds in the Performance Group for the one- and two-year periods (the fund was the only fund in the Performance Group prior to 2012) and above the Performance Universe medians for all periods.The Board also noted that the fund’s yield performance was below and above the Performance Group median for the one-year periods ended December 31, 2013 and December 31, 2012, respectively, and above the Performance Universe median for five of the seven one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Dreyfus representatives noted that the fund was managed pursuant to a different investment strategy before October 2010 and that performance for periods prior to October 2010 was not necessarily indicative of how

The Fund 55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund would have performed pursuant to its current strategy. They also noted that since July 2013, the fund has not been managed to a benchmark index and that the fund seeks to provide returns that are largely independent of market moves.They noted that the benchmark index serves as a performance baseline for the fund.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses (lowest in the Expense Group) were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until July 1, 2014, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expenses, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) exceed .85% of the value of the fund’s average daily net assets. Dreyfus representatives informed the Board that the expense limitation would be extended until March 1, 2015.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The

56

Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the

58

Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

———————

At a meeting of the fund’s Board of Directors held on March 20, 2014, the Board considered the approval of amendment of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). Dreyfus proposed to amend the Agreement to lower the management fee payable by the fund from an annual rate of .60% to .50%, effective April 1, 2014.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review of the Agreement by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. Since the Board had renewed the Agreement at the February meeting, and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the February Meeting.

The Fund 59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the February Meeting, and there had been no material changes in this information. Dreyfus representatives stated, and the Board considered, that Dreyfus would continue to provide research and portfolio management and that Dreyfus would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered that Dreyfus does not believe that the proposed amendment to the Agreement would have any adverse impact on the scope or quality of the services provided to the fund by Dreyfus; and the proposed amendment also would not result in any change to the investment management of the fund.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. Dreyfus did not provide the board with information comparing the fund’s performance with the performance of a group of comparable funds because that information had been reviewed at the February Meeting.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and discussed the results of the comparisons.The Board noted that the fund’s proposed contractual management fee was below the Expense Group median for both contractual and actual management fees and the fund’s total expenses (both the current actual expenses and the proposed expenses after giving effect to the expense limitation described below) were below the Expense Group median.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that annual direct fund operating expenses of its Class

60

A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .65%, .65%, .65% and .60%, respectively, of the fund’s average daily net assets. Dreyfus representatives explained that this new contractual expense limit would replace the current contractual expense limit in place with respect to the fund, which limits the expenses of each of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) to .85% of the fund’s average daily net assets until March 1, 2015. The Board considered that the amendments would reduce the management fee payable by the fund to Dreyfus and the fund’s expense ratio.

Dreyfus did not provide the Board with the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund because this information had been reviewed at the February Meeting.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to Dreyfus at the February Meeting. Dreyfus representatives noted that the amendments would result in a reduction in Dreyfus’ fee (and therefore negatively impacting profitability and economies of scale) and that potential benefits would not change materially as a result of the amendments from those considered at the February Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

The Fund 61

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

decision with respect to amendment of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus continue to be adequate and appropriate.

  The Board concluded that the fees to be paid to Dreyfus continue to be reasonable in light of the considerations described above.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives.

62

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Tax Managed

Growth Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
28	Information About the Renewal of the Fund’s Investment Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Tax Managed
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Tax Managed Growth Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Tax Managed Growth Fund’s Class A shares produced a total return of 7.19%, Class C shares returned 6.78%, and Class I shares returned 7.31%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 8.35% for the same period.2

Despite anemic growth over the opening months of 2014, improved U.S. economic conditions generally helped support stock market gains for the reporting period overall. The fund produced lower returns than its benchmark, primarily due to its focus on high-quality companies that lagged market averages over the reporting period’s first half.

The Fund’s Investment Approach

The fund invests primarily in well-established, multinational companies that we believe are well positioned to weather difficult economic climates and thrive during favorable times.We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals.The result is a portfolio of stocks selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence, and above-average earnings growth potential. At the same time, we manage the fund in a manner cognizant of the concerns of tax-conscious investors.We typically buy and sell relatively few stocks during the course of the year, which may help reduce investors’ tax liabilities.

Recovering Economy Fueled Market’s Gains

Stocks continued to climb over the reporting period during an economic recovery fueled by falling unemployment and low short-term interest rates. These factors proved especially supportive of stock prices over the final months of 2013, when the market rally was led by smaller, more speculative companies.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Market conditions appeared to change in January 2014, when U.S. equities gave back some of their previous gains amid concerns about economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March and April when those worries proved to be overblown. Nonetheless, the U.S. Department of Commerce estimated that U.S. GDP grew at very sluggish annualized rate of just 0.01% over the first quarter of 2014 due to the dampening effects of harsh winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Despite these economic developments, stocks generally posted solid gains for the reporting period. In fact, some broad measures of large-cap stock market performance either established or approached new record highs by the reporting period’s end.

Consumer Staples Stocks Weighed on Relative Results

Our emphasis on large, high-quality, globally dominant companies restrained the fund’s relative performance over the reporting period’s first half. However, the fund outperformed the benchmark in each of the final three months as investors’ appetite for risk diminished and market leadership rotated to larger, less cyclical companies and those with a greater global focus.

The largest detractor from relative results was a substantially overweighted allocation to the consumer staples sector, where Whole Foods Market, Philip Morris International, and Diageo lagged market averages. Our stock selection strategy in the materials and financials sectors also hampered relative performance, as did lack of exposure to the utilities sector. Other detractors from performance included Freeport McMoRan Copper & Gold, Target, State Street, Franklin Resources, Twenty-First Century Fox, and Air Products and Chemicals.

The fund achieved better relative performance through underweighted exposure to and strong stock selections in the consumer discretionary sector, where The Walt Disney Company and Time Warner Cable outperformed the market and industry peers. Our focus on the health care, information technology, and industrials sectors also added value, as did lack of exposure to the telecommunications services sector, the reporting period’s weakest segment of the benchmark. Individual positions

4

making the greatest absolute contributions to the fund’s return included Exxon Mobil, Novo Nordisk, Apple, Johnson & Johnson, International Business Machines, Nestle, and Caterpillar.

Despite lagging results relative to the benchmark over the reporting period, collectively the fund’s holdings sustained strong financial results and enhanced long-term shareholder value through disciplined capital redeployment, dividend increases, and share repurchases.

Expecting a Renewed Focus on Quality

Disappointing economic growth during the first quarter of 2014 has not substantially altered our generally positive outlook. We believe that fewer fiscal drags, greater personal consumption, and stronger capital expenditures could drive accelerating economic growth later in 2014.While the backdrop for equities remains constructive, the impressive returns of the last two years may give way to more modest gains. Consequently, we expect investors to shift their focus to higher quality, financially sound companies that can invest prudently for sustained earnings growth and can consolidate global market share.The fund’s strategy focuses on such companies, and we remain confident in its ability to deliver attractive long-term returns while incurring less risk than the market.

May 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Managed Growth Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.94	$10.77	$5.65
Ending value (after expenses)	$1,071.90	$1,067.80	$1,073.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.76	$10.49	$5.51
Ending value (after expenses)	$1,018.10	$1,014.38	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.7%	Shares	Value ($)
Banks—3.6%
JPMorgan Chase & Co.	85,300	4,775,094
Wells Fargo & Co.	42,700	2,119,628
		6,894,722
Capital Goods—2.5%
Caterpillar	20,600	2,171,240
United Technologies	23,400	2,768,922
		4,940,162
Consumer Services—2.6%
McDonald’s	50,150	5,084,207
Diversified Financials—4.8%
American Express	23,700	2,072,091
BlackRock	10,600	3,190,600
Franklin Resources	58,800	3,078,180
State Street	14,000	903,840
		9,244,711
Energy—16.4%
Chevron	61,600	7,732,032
ConocoPhillips	37,800	2,808,918
EOG Resources	13,400	1,313,200
Exxon Mobil	101,912	10,436,808
Imperial Oil	47,400	2,313,120
Occidental Petroleum	59,700	5,716,275
Total, ADR	21,300	1,517,412
		31,837,765
Food & Staples Retailing—2.6%
Walgreen	47,400	3,218,460
Whole Foods Market	36,000	1,789,200
		5,007,660
Food, Beverage & Tobacco—20.9%
Altria Group	109,000	4,371,990
Coca-Cola	225,600	9,202,224
Diageo, ADR	17,100	2,099,538

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Kraft Foods Group	9,523		541,478
Mondelez International, Cl. A	53,571		1,909,806
Nestle, ADR	74,650		5,761,487
PepsiCo	40,300		3,461,367
Philip Morris International	122,300		10,448,089
SABMiller	51,850		2,819,324
			40,615,303
Health Care Equipment &
Services—1.4%
Abbott Laboratories	71,100		2,754,414
Household & Personal Products—4.6%
Estee Lauder, Cl. A	44,600		3,236,622
Procter & Gamble	69,100		5,704,205
			8,940,827
Insurance—1.1%
ACE	20,000		2,046,400
Materials—2.1%
Freeport-McMoRan Copper & Gold	44,600		1,532,902
Praxair	19,500		2,545,725
			4,078,627
Media—4.9%
Comcast, Cl. A	47,400		2,453,424
News Corp., Cl. A	9,000	[a]	153,180
Time Warner Cable	19,000		2,687,740
Twenty-First Century Fox, Cl. A	36,000		1,152,720
Walt Disney	37,900		3,006,986
			9,454,050
Pharmaceuticals, Biotech &
Life Sciences—12.6%
AbbVie	71,100		3,702,888
Gilead Sciences	20,000	[a]	1,569,800

8

Common Stocks (continued)	Shares	Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Johnson & Johnson	65,400	6,624,366
Merck & Co.	17,000	995,520
Novartis, ADR	28,600	2,486,484
Novo Nordisk, ADR	99,500	4,516,305
Roche Holding, ADR	123,400	4,522,610
		24,417,973
Retailing—3.1%
Target	43,500	2,686,125
Wal-Mart Stores	42,700	3,403,617
		6,089,742
Semiconductors & Semiconductor
Equipment—3.2%
Intel	81,600	2,177,904
Texas Instruments	71,000	3,226,950
Xilinx	17,100	806,949
		6,211,803
Software & Services—5.4%
Automatic Data Processing	33,200	2,588,272
International Business Machines	26,900	5,285,043
Oracle	61,600	2,518,208
		10,391,523
Technology Hardware &
Equipment—6.4%
Apple	16,100	9,500,449
QUALCOMM	37,500	2,951,625
		12,452,074
Transportation—1.5%
Canadian Pacific Railway	18,900	2,947,833
Total Common Stocks
(cost $125,062,238)		193,409,796

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,533)	10,533 [b]	10,533

Total Investments (cost $125,072,771)	99.7%	193,420,329
Cash and Receivables (Net)	.3%	661,346
Net Assets	100.0%	194,081,675

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	20.9	Retailing	3.1
Energy	16.4	Consumer Services	2.6
Pharmaceuticals,		Food & Staples Retailing	2.6
Biotech & Life Sciences	12.6	Capital Goods	2.5
Technology Hardware & Equipment	6.4	Materials	2.1
Software & Services	5.4	Transportation	1.5
Media	4.9	Health Care
Diversified Financials	4.8	Equipment & Services	1.4
Household & Personal Products	4.6	Insurance	1.1
Banks	3.6	Money Market Investment	.0
Semiconductors &
Semiconductor Equipment	3.2		99.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	125,062,238	193,409,796
Affiliated issuers	10,533	10,533
Cash		11,088
Receivable for investment securities sold		501,709
Dividends receivable		310,353
Receivable for shares of Capital Stock subscribed		139,747
		194,383,226
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		230,168
Payable for shares of Capital Stock redeemed		71,383
		301,551
Net Assets ($)		194,081,675
Composition of Net Assets ($):
Paid-in capital		121,735,694
Accumulated undistributed investment income—net		696,049
Accumulated net realized gain (loss) on investments		3,302,374
Accumulated net unrealized appreciation
(depreciation) on investments		68,347,558
Net Assets ($)		194,081,675

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	147,425,851	35,196,974	11,458,850
Shares Outstanding	5,747,306	1,444,459	445,611
Net Asset Value Per Share ($)	25.65	24.37	25.71

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $126,016 foreign taxes withheld at source):
Unaffiliated issuers	2,710,562
Affiliated issuers	283
Income from securities lending—Note 1(c)	6,348
Total Income	2,717,193
Expenses:
Management fee—Note 3(a)	1,061,253
Disbribution/Service Plan fees—Note 3(b)	351,433
Directors’ fees—Note 3(a,c)	8,209
Interest expenses—Note 2	2,047
Loan commitment fees—Note 2	788
Total Expenses	1,423,730
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(8,209)
Net Expenses	1,415,521
Investment Income—Net	1,301,672
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,158,808
Net unrealized appreciation (depreciation) on investments	7,605,807
Net Realized and Unrealized Gain (Loss) on Investments	11,764,615
Net Increase in Net Assets Resulting from Operations	13,066,287

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	1,301,672	2,705,201
Net realized gain (loss) on investments	4,158,808	1,681,290
Net unrealized appreciation
(depreciation) on investments	7,605,807	22,702,384
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,066,287	27,088,875
Dividends to Shareholders from ($):
Investment income—net:
Class A	(989,661)	(2,065,321)
Class C	(117,338)	(252,618)
Class I	(123,209)	(283,960)
Total Dividends	(1,230,208)	(2,601,899)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,065,833	33,286,220
Class C	2,130,563	5,911,937
Class I	1,611,947	5,359,531
Dividends reinvested:
Class A	896,102	1,861,750
Class C	74,164	160,437
Class I	103,234	214,395
Cost of shares redeemed:
Class A	(17,908,684)	(39,609,239)
Class C	(3,073,929)	(5,500,780)
Class I	(5,944,485)	(10,824,566)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(13,045,255)	(9,140,315)
Total Increase (Decrease) in Net Assets	(1,209,176)	15,346,661
Net Assets ($):
Beginning of Period	195,290,851	179,944,190
End of Period	194,081,675	195,290,851
Undistributed investment income—net	696,049	624,585

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	371,018	1,498,038
Shares issued for dividends reinvested	36,866	83,869
Shares redeemed	(734,879)	(1,731,695)
Net Increase (Decrease) in Shares Outstanding	(326,995)	(149,788)
Class Ca
Shares sold	92,096	281,842
Shares issued for dividends reinvested	3,203	7,577
Shares redeemed	(132,140)	(256,363)
Net Increase (Decrease) in Shares Outstanding	(36,841)	33,056
Class I
Shares sold	66,183	241,055
Shares issued for dividends reinvested	4,239	9,665
Shares redeemed	(247,696)	(483,900)
Net Increase (Decrease) in Shares Outstanding	(177,274)	(233,180)

a During the period ended October 31, 2013, 25,087 Class C shares representing $560,943 were exchanged for
23,890 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	24.09		21.27	19.34	17.47	15.40	14.35
Investment Operations:
Investment income—net[a]	.18		.34	.27	.27	.25	.27
Net realized and unrealized
gain (loss) on investments	1.54		2.80	2.03	1.85	2.10	1.05
Total from Investment Operations	1.72		3.14	2.30	2.12	2.35	1.32
Distributions:
Dividends from
investment income—net	(.16)		(.32)	(.37)	(.25)	(.28)	(.27)
Net asset value, end of period	25.65		24.09	21.27	19.34	17.47	15.40
Total Return (%)[b]	7.19	[c]	14.91	12.10	12.13	15.53	9.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.36	[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses
to average net assets	1.35	[d]	1.35	1.35	1.32	1.25	1.25
Ratio of net investment income
to average net assets	1.47	[d]	1.49	1.28	1.42	1.54	2.04
Portfolio Turnover Rate	1.84	[c]	6.47	11.15	15.10	3.00	—
Net Assets, end of period
($ x 1,000)	147,426		146,333	132,387	100,740	76,318	61,270

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2014				Year Ended October 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	22.90		20.23	18.36	16.60	14.65	13.63
Investment Operations:
Investment income—net[a]	.08		.16	.10	.12	.12	.17
Net realized and unrealized
gain (loss) on investments	1.47		2.68	1.94	1.76	2.01	.99
Total from Investment Operations	1.55		2.84	2.04	1.88	2.13	1.16
Distributions:
Dividends from
investment income—net	(.08)		(.17)	(.17)	(.12)	(.18)	(.14)
Net asset value, end of period	24.37		22.90	20.23	18.36	16.60	14.65
Total Return (%)[b]	6.78	[c]	14.11	11.19	11.38	14.63	8.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11	[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses
to average net assets	2.10	[d]	2.10	2.10	2.07	2.00	2.00
Ratio of net investment income
to average net assets	.72	[d]	.75	.51	.68	.80	1.29
Portfolio Turnover Rate	1.84	[c]	6.47	11.15	15.10	3.00	—
Net Assets, end of period
($ x 1,000)	35,197		33,915	29,304	20,386	18,714	19,323

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2014				Year Ended October 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	24.15		21.32	19.40	17.53	15.44	14.41
Investment Operations:
Investment income—net[a]	.20		.40	.32	.30	.28	.30
Net realized and unrealized
gain (loss) on investments	1.55		2.81	2.04	1.86	2.13	1.05
Total from Investment Operations	1.75		3.21	2.36	2.16	2.41	1.35
Distributions:
Dividends from
investment income—net	(.19)		(.38)	(.44)	(.29)	(.32)	(.32)
Net asset value, end of period	25.71		24.15	21.32	19.40	17.53	15.44
Total Return (%)	7.31	[b]	15.21	12.33	12.47	15.81	9.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.11	1.11	1.11	1.11	1.12
Ratio of net expenses
to average net assets	1.10	[c]	1.10	1.10	1.08	1.00	1.00
Ratio of net investment income
to average net assets	1.66	[c]	1.78	1.51	1.62	1.72	2.10
Portfolio Turnover Rate	1.84	[b]	6.47	11.15	15.10	3.00	—
Net Assets, end of period
($ x 1,000)	11,459		15,043	18,253	6,284	1,785	223

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Managed Growth Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Capital Stock. The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of cer-

18

tain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	164,425,683	—	—	164,425,683
Equity Securities—
Foreign
Common Stocks†	28,984,113	—	—	28,984,113
Mutual Funds	10,533	—	—	10,533

†	See Statement of Investments for additional detailed categorizations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to

22

income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of New York Mellon earned $1,271 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	647,085	8,051,309	8,687,861	10,533.0
Dreyfus
Institutional
Cash Advantage
Fund	1,456,960	13,541,001	14,997,961	—	—
Total	2,104,045	21,592,310	23,685,822	10,533.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $856,434 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $2,601,899. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $374,600 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan and Service Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by Dreyfus amounted to $8,209.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30,2014, the Distributor retained $2,308 from commissions earned on sales of the fund’s Class A shares and $3,402 from CDSCs on redemptions of the fund’s class C shares.

(b) Under separate Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of its average daily net assets. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2014, Class A and Class C shares were charged $181,838 and $127,196, respectively, pursuant to their Distribution Plans. During the period ended April 30, 2014, Class C shares were charged $42,399, pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $173,101, Distribution Plans fees $51,169 and Service Plan fees $7,075, which are offset against an expense reimbursement currently in effect in the amount of $1,177.

26

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $3,592,606 and $26,623,810, respectively.

At April 30, 2014, accumulated net unrealized appreciation on investments was $68,347,558, consisting of $69,400,760 gross unrealized appreciation and $1,053,202 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

28

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods (generally ranked last in the Performance Group and ranked in the fourth quartile of the Performance Group and Performance Universe in all periods except the four-year period when the fund ranked in the third quartile of the Performance Universe). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was higher than the retun of the index in five of the ten years shown.

The Board discussed with representatives of Dreyfus and the Sub-Adviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance.The Board members noted that the Sub-Adviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies.The Sub-Adviser’s considerable reputation, based on following this investment approach, was noted. A representative of the Sub-Adviser reminded the Board members that high quality, mega-cap stocks have been out of favor, which has affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar

30

Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board noted the considerations described above and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

32

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 33

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

U.S. Treasury

Reserves

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Treasury Reserves

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S.Treasury Reserves, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently declined due to volatility in overseas markets and renewed economic concerns stemming from harsh winter weather. As a result, Treasury yields ended the reporting period close to where they began. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Patricia Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus U.S. Treasury Reserves’ Investor shares produced an annualized yield of 0.00%, and Class R shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Investor shares and Class R shares also produced annualized effective yields of 0.00% and 0.00%, respectively.1

In contrast to heightened volatility in stock and long-term bond markets stemming from global economic and political uncertainty, yields of short-term U.S. Treasury obligations remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. As a U.S.Treasury money market fund, we attempt to provide shareholders with an investment vehicle that is made up of direct U.S.Treasury obligations with remaining maturities of 13 months or less, as well as repurchase agreements with securities dealers, which are backed by U.S. Treasuries. To pursue its goal, the fund normally invests only in direct obligations of the U.S.Treasury and in repurchase agreements secured by these obligations.

Mixed Economic Data Produced Greater Uncertainty

While the U.S. economic recovery had gained momentum in the months before the start of the reporting period as housing markets rebounded and the unemployment rate fell to 7.3%, other, more disappointing economic indicators and a U.S. government shutdown in October 2013 troubled some analysts. These developments prompted the Federal Reserve Board (the “Fed”) to unexpectedly refrain from tapering its quantitative easing program, a move that monetary policymakers had signaled the previous spring.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

November showed a more robust recovery, including the creation of 274,000 new jobs and a decline in the unemployment rate to 7.0%. Moreover, manufacturing activity accelerated in December as new orders reached their highest level in four years. The Fed responded to improved economic data by modestly reducing its monthly bond purchases for the first time since the program began, which helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years. However, only 84,000 new jobs were created in December even though the unemployment rate slid to 6.7%. It later was announced that the U.S. economy grew at a moderate 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that steeper-than-expected downturns in the emerging markets could dampen the U.S. recovery, but corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with 144,000 new jobs, and the Fed announced its second reduction in quantitative easing at its January meeting. The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP expanded at only a 0.01% rate over the first quarter of the year, in part due to unusually harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring. 288,000 new jobs were created across a broad range of industries during the month.The unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce. The Fed announced another gradual cutback in quantitative easing in April.

4

Short-Term Rates Likely to Stay Low

Despite a degree of turbulence among intermediate- and long-term interest rates over the reporting period, yields of U.S.Treasury bills remained steady near zero percent, and yield differences along the money markets’ maturity spectrum stayed relatively narrow. In addition, monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming months.Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position.

May 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Treasury Reserves from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Investor Shares	Class R Shares
Expenses paid per $1,000†	$ .25	$ .25
Ending value (after expenses)	$1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Investor Shares	Class R Shares
Expenses paid per $1,000†	$ .25	$ .25
Ending value (after expenses)	$1,024.55	$ 1,024.55

† Expenses are equal to the fund’s annualized expense ratio of .05% for Investor shares and .05% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—30.0%	Purchase (%)	Amount ($)	Value ($)
5/1/14	0.04	50,000,000	50,000,000
9/25/14	0.08	30,000,000	29,990,813
Total U.S. Treasury Bills
(cost $79,990,813)			79,990,813

U.S. Treasury Notes—13.2%
5/31/14	0.12	10,000,000	10,018,653
10/15/14	0.11	25,000,000	25,043,738
Total U.S. Treasury Notes
(cost $35,062,391)			35,062,391

Repurchase Agreements—56.3%
Citigroup Global Markets Holdings Inc.
dated 4/30/14, due 5/1/14 in the
amount of $35,000,049 (fully
collateralized by $35,868,700
U.S. Treasury Notes, 2%-3.25%,
due 5/31/16-9/30/20,
value $35,700,063)	0.05	35,000,000	35,000,000
Goldman, Sachs & Co.
dated 4/30/14, due 5/1/14 in the
amount of $55,000,031 (fully
collateralized by $45,489,300
U.S. Treasury Inflation Protected
Securities, 1.88%, due 7/15/19,
value $56,100,103)	0.02	55,000,000	55,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
JPMorgan Chase & Co.
dated 4/30/14, due 5/1/14 in the amount
of $60,000,067 (fully collateralized by
$9,480,000 U.S. Treasury Bonds,
2.88%-7.50%, due 8/15/23-5/15/43,
value $10,227,619, $2,255,000
U.S. Treasury Floating Rates Notes,
0.08%, due 1/31/16, value $2,253,805,
$26,455,000 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/17,
value $28,151,665 and $20,688,600
U.S. Treasury Notes, 0.25%-2.13%,
due 11/30/14-8/15/22, value $20,573,016)	0.04	60,000,000	60,000,000
Total Repurchase Agreements
(cost $150,000,000)			150,000,000

Total Investments (cost $265,053,204)		99.5%	265,053,204

Cash and Receivables (Net)		.5%	1,401,385

Net Assets		100.0%	266,454,589

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	56.3	U.S. Treasury Notes	13.2
U.S. Treasury Bills	30.0		99.5
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $150,000,000)—Note 1(b)	265,053,204	265,053,204
Cash		1,301,443
Interest receivable		98,330
Receivable for shares of Capital Stock subscribed		487
Due from The Dreyfus Corporation and affiliates—Note 2(b)		1,125
		266,454,589
Liabilities ($)		—
Net Assets ($)		266,454,589
Composition of Net Assets ($):
Paid-in capital		266,453,477
Accumulated net realized gain (loss) on investments		1,112
Net Assets ($)		266,454,589

Net Asset Value Per Share
	Investor Shares	Class R Shares
Net Assets ($)	152,578,576	113,876,013
Shares Outstanding	152,577,853	113,875,624
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	80,873
Expenses:
Management fee—Note 2(a)	793,600
Distribution Plan fees (Investor Shares)—Note 2(b)	159,427
Directors’ fees—Note 2(a,c)	22,134
Total Expenses	975,161
Less—reduction in expenses due to undertaking—Note 2(a)	(872,211)
Less—Directors’ fees reimbursed by the Manager—Note 2(a)	(22,134)
Net Expenses	80,816
Investment Income—Net	57
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,112
Net Increase in Net Assets Resulting from Operations	1,169

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	57	126
Net realized gain (loss) on investments	1,112	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,169	126
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(28)	(48)
Class R Shares	(29)	(78)
Total Dividends	(57)	(126)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	51,714,174	135,319,858
Class R Shares	157,644,760	362,758,319
Dividends reinvested:
Investor Shares	28	48
Cost of shares redeemed:
Investor Shares	(54,982,911)	(101,501,793)
Class R Shares	(230,424,670)	(390,493,559)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(76,048,619)	6,082,873
Total Increase (Decrease) in Net Assets	(76,047,507)	6,082,873
Net Assets ($):
Beginning of Period	342,502,096	336,419,223
End of Period	266,454,589	342,502,096

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2014				Year Ended October 31,
Investor Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	[c]	.71		.71		.71		.71		.73
Ratio of net expenses
to average net assets	.05	[c]	.09		.10		.12		.21		.39
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Net Assets, end of period
($ x 1,000)	152,579		155,847		122,029		125,984		116,980		125,821

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

12

Six Months Ended
	April 30, 2014				Year Ended October 31,
Class R Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51		.51		.50		.51		.53
Ratio of net expenses
to average net assets	.05	[c]	.09		.11		.12		.21		.38
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.01
Net Assets, end of period
($ x 1,000)	113,876		186,655		214,391		153,112		196,629		400,154

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Treasury Reserves (the “fund”) is a separate diversified series ofThe Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

14

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	265,053,204
Level 3—Significant Unobservable Inputs	—
Total	265,053,204
† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

16

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $22,134.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This

18

undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $517,655 for Investor shares and $354,556 for Class R shares during the period ended April 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Board to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2014, Investor shares were charged $159,427 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $106,327 and Distribution Plan fees $25,826, which are offset against an expense reimbursement currently in effect in the amount of $133,278.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or within one basis point of the Performance Group and Performance Universe medians, except for the ten-year period when the fund’s total return performance was below the Performance Group median by four basis points.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group median and below the Expense Universe median and the fund’s total expenses (lowest in the Expense Group) were below the

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Expense Group and Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ prof-itability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and

22

(2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

24

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:

June 25, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)